KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001   [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

     Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

     The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-DYNAMICS FUND

     The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:       VIF - DYNAMICS FUND

     This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the S&P MidCap 400 Index(2) and a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

          VIF - Dynamics Fund     S&P MidCap 400 Index(2)     Russell Midcap Growth Index(2)
 8/97     $10,000                 $10,000                     $10,000
12/97     $10,340                 $10,663                     $10,217
12/98     $12,341                 $12,701                     $12,042
12/99     $19,202                 $14,570                     $18,218
12/00     $18,521                 $17,121                     $16,077
12/01     $12,754                 $17,015                     $12,838

   For the 12-month period ended December 31, 2001, the value of VIF-Dynamics Fund shares declined by 31.14%, underperforming the Russell Midcap Growth Index, which declined by 20.15% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   The bear market in stocks had investors growing increasingly risk averse, a sentiment that led to growth stocks being out of favor. In particular, the telecommunications and technology sectors, two areas that enjoyed rapid growth during the late 1990s, declined sharply during the period. For most of the year, the fund's overweight exposure in those areas hindered performance. Other areas of weakness included the fund's energy, consumer staples, and industrial holdings.

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                  (31.14%)
--------------------------------------------------------------------------------
3 years                                                                    1.10%
--------------------------------------------------------------------------------
Since inception (8/97)                                                     5.75%
--------------------------------------------------------------------------------

   The fund's financial services stocks also endured a challenging year. The business fundamentals for many of the fund's holdings in this sector, such as Waddell & Reed Financial, are tied to the health of the stock market. Because stocks were mired in a bear market, these companies came under pressure.

   Meanwhile, the fund's exposure to basic materials, health care and utilities -- areas often regarded as more defensive sectors -- performed well during 2001. During the fourth quarter, the market's tone improved, and investors became more optimistic about an economic recovery during 2002. This change in sentiment bolstered the fund's consumer discretionary stocks. Many of these companies, including retailers Best Buy and Office Depot, should enjoy significant fundamental support when the economy rebounds.

   We remain optimistic that the economy will recover in coming year, and that all sectors will benefit. Furthermore, we are confident that corporate earnings will improve dramatically, to the surprise of many observers.

   We have positioned the portfolio to capitalize on the renewed expansion, emphasizing companies in the semiconductor, software, asset management, brokerage and industrial sectors, while maintaining significant exposure to consumer discretionary companies. Conversely, we have continued to decrease our exposure to the more defensive health care and financial services companies, as we believe better opportunities exist elsewhere.


FUND MANAGEMENT

TIMOTHY J. MILLER, CFA

     Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P MIDCAP 400 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE STOCKS OF 400 MEDIUM-SIZED COMPANIES. THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
DYNAMICS FUND
97.02 COMMON STOCKS
3.01  ADVERTISING
      Interpublic Group                                 12,700     $  375,158
      Lamar Advertising Class A Shrs(a)                 47,100      1,994,214
      Omnicom Group                                     17,630      1,575,240
      TMP Worldwide(a)                                  31,500      1,351,350
      WPP Group PLC(a)                                  36,460        403,286
================================================================================
                                                                    5,699,248
1.01  AEROSPACE & DEFENSE
      General Dynamics                                   8,000        637,120
      L-3 Communications Holdings(a)                     7,600        684,000
      Northrop Grumman                                   5,900        594,779
================================================================================
                                                                    1,915,899
0.97  ALTERNATIVE CARRIERS
      Time Warner Telecom Class A Shrs(a)              103,880      1,837,637
================================================================================
0.30  APPAREL RETAIL
      American Eagle Outfitters(a)                      21,400        560,038
================================================================================
8.69  APPLICATION SOFTWARE
      Amdocs Ltd(a)                                     24,750        840,758
      BEA Systems(a)                                    88,200      1,358,280
      Check Point Software Technologies Ltd(a)          61,700      2,461,213
      Intuit Inc(a)                                     30,820      1,317,863
      Liberate Technologies(a)                          65,200        748,496
      Macromedia Inc(a)                                 17,800        316,840
      Mercury Interactive(a)                            45,420      1,543,372
      Openwave Systems(a)                               42,011        411,288
      PeopleSoft Inc(a)                                 45,400      1,825,080
      Peregrine Systems(a)                              53,800        797,854
      Quest Software(a)                                 59,700      1,319,967
      Rational Software(a)                              91,900      1,792,050
      Siebel Systems(a)                                 61,340      1,716,293
================================================================================
                                                                   16,449,354
2.55  BANKS
      Banknorth Group                                   31,200        702,624
      Golden West Financial                              8,500        500,225
      National Commerce Financial                       14,000        354,200
      Northern Trust                                    30,680      1,847,550
      Synovus Financial                                 34,900        874,245
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      TCF Financial                                     11,400     $  546,972
================================================================================
                                                                    4,825,816
2.11  BIOTECHNOLOGY
      Genzyme Corp-General Division(a)                  36,100      2,160,946
      Gilead Sciences(a)                                14,400        946,368
      IDEC Pharmaceuticals(a)                           12,900        889,197
================================================================================
                                                                    3,996,511
1.59  BROADCASTING--RADIO/TV
      Cox Radio Class A Shrs(a)                         19,600        499,408
      Entercom Communications(a)                        30,800      1,540,000
      Hispanic Broadcasting(a)                          16,940        431,970
      Univision Communications Class A Shrs(a)          13,200        534,072
================================================================================
                                                                    3,005,450
2.48  CABLE & SATELLITE OPERATORS
      Cablevision Systems-Rainbow Media Group(a)        33,485        827,079
      EchoStar Communications Class A Shrs(a)           53,380      1,466,349
      USA Networks(a)                                   87,920      2,401,095
================================================================================
                                                                    4,694,523
2.60  CASINOS & GAMING
      Harrah's Entertainment(a)                         96,940      3,587,749
      MGM Mirage(a)                                     46,220      1,334,371
================================================================================
                                                                    4,922,120
1.63  COMPUTER & ELECTRONICS RETAIL
      Best Buy(a)                                       17,800      1,325,744
      CDW Computer Centers(a)                           32,800      1,761,688
================================================================================
                                                                    3,087,432
2.77  COMPUTER STORAGE & PERIPHERALS
      Brocade Communications Systems(a)                 75,460      2,499,235
      McDATA Corp
        Class A Shrs(a)                                 43,700      1,070,650
        Class B Shrs(a)(b)                              30,100        755,811
      Network Appliance(a)                              41,800        914,166
================================================================================
                                                                    5,239,862
0.36  CONSTRUCTION & ENGINEERING
      Fluor Corp                                        18,400        688,160
================================================================================
0.69  CONSUMER FINANCE
      USA Education                                     15,600      1,310,712
================================================================================
0.85  DATA PROCESSING SERVICES
      Paychex Inc                                       46,375      1,616,169
================================================================================
0.99  DEPARTMENT STORES
      Kohl's Corp(a)                                    26,600      1,873,704
================================================================================
2.48  DIVERSIFIED FINANCIAL SERVICES
      Ambac Financial Group                             13,800        798,468
      Edwards (A G) Inc                                 37,300      1,647,541
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Neuberger Berman                                  13,300     $  583,870
      SEI Investments                                   18,120        817,393
      Sun Life Financial Services of Canada             16,000        345,600
      Sun Life Financial Services of Canada
        Canadian Shrs(b)                                23,600        501,923
================================================================================
                                                                    4,694,795
0.63  EDUCATION SERVICES
      Apollo Group Class A Shrs(a)                      26,500      1,192,765
================================================================================
1.50  ELECTRICAL COMPONENTS & EQUIPMENT
      Molex Inc                                         31,237        966,785
      Power-One Inc(a)                                  93,700        975,417
      SPX Corp(a)                                        6,500        889,850
================================================================================
                                                                    2,832,052
1.95  ELECTRONIC EQUIPMENT & INSTRUMENTS
      AVX Corp                                          20,400        481,236
      Celestica Inc(a)                                  30,300      1,223,817
      Flextronics International Ltd(a)                  61,380      1,472,506
      Sanmina-SCI Corp(a)                               25,420        505,858
================================================================================
                                                                    3,683,417
0.87  EMPLOYMENT SERVICES
      Robert Half International(a)                      61,300      1,636,710
================================================================================
3.93  HEALTH CARE EQUIPMENT
      Guidant Corp(a)                                   40,400      2,011,920
      Laboratory Corp of America Holdings(a)            22,000      1,778,700
      St Jude Medical(a)                                23,100      1,793,715
      Varian Medical Systems(a)                         15,200      1,083,152
      Zimmer Holdings(a)                                25,400        775,716
================================================================================
                                                                    7,443,203
0.51  INDUSTRIAL MACHINERY
      Illinois Tool Works                               14,100        954,852
================================================================================
0.30  INTEGRATED OIL & GAS
      Murphy Oil                                         6,700        563,068
================================================================================
0.43  INTEGRATED TELECOMMUNICATION SERVICES
      Crown Castle International(a)                     77,020        822,574
================================================================================
0.50  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Allegiance Telecom(a)                            113,450        940,500
================================================================================
1.37  INTERNET RETAIL
      eBay Inc(a)                                       38,800      2,595,720
================================================================================
2.42  INTERNET SOFTWARE & SERVICES
      EarthLink Inc(a)                                  61,100        743,587
      Expedia Inc Class A Shrs(a)                       20,400        828,444
      SmartForce PLC Sponsored ADR Representing
        Ord Shrs(a)                                     34,700        858,825
      VeriSign Inc(a)                                   30,960      1,177,718
      webMethods Inc(a)                                 57,500        963,700
================================================================================
                                                                    4,572,274
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
4.46  INVESTMENT ADVISER/BROKER DEALER SERVICES
      Bear Stearns                                      28,500     $1,671,240
      E*TRADE Group(a)                                  45,300        464,325
      Federated Investors Class B Shrs                  19,500        621,660
      Investment Technology Group(a)                    17,700        691,539
      Legg Mason                                        34,100      1,704,318
      Lehman Brothers Holdings                          25,140      1,679,352
      Price (T Rowe) Group                              27,300        948,129
      Waddell & Reed Financial Class A Shrs             20,242        651,792
================================================================================
                                                                    8,432,355
1.14  INVESTMENT COMPANIES
      Standard & Poor's MidCap 400 Depositary
        Receipts Trust Series 1 Shrs                    23,300      2,162,240
================================================================================
2.66  IT CONSULTING & SERVICES
      Accenture Ltd Class A Shrs(a)                     21,600        581,472
      BISYS Group(a)                                    33,200      2,124,468
      KPMG Consulting(a)                               123,500      2,046,395
      Sungard Data Systems(a)                            9,900        286,407
================================================================================
                                                                    5,038,742
1.41  LIFE & HEALTH INSURANCE
      John Hancock Financial Services                   29,200      1,205,960
      Nationwide Financial Services Class A Shrs        35,400      1,467,684
================================================================================
                                                                    2,673,644
0.61  MANAGED HEALTH CARE
      First Health Group(a)                             46,600      1,152,884
================================================================================
0.18  NATURAL GAS PIPELINES
      Dynegy Inc Class A Shrs                           13,500        344,250
================================================================================
2.36  NETWORKING EQUIPMENT
      Extreme Networks(a)                              101,560      1,310,124
      Finisar Corp(a)                                   84,100        855,297
      Foundry Networks(a)                               17,600        143,440
      Juniper Networks(a)                               37,400        708,730
      ONI Systems(a)                                    84,700        531,069
      Riverstone Networks(a)                            55,000        913,000
================================================================================
                                                                    4,461,660
0.33  OIL & GAS DRILLING
      Nabors Industries(a)                              18,000        617,940
================================================================================
2.30  OIL & GAS EQUIPMENT & SERVICES
      BJ Services(a)                                    44,600      1,447,270
      Cooper Cameron(a)                                 33,675      1,359,123
      Smith International(a)                            28,750      1,541,575
================================================================================
                                                                    4,347,968
1.74  OIL & GAS EXPLORATION & PRODUCTION
      Anadarko Petroleum                                17,520        996,012
      Apache Corp                                       30,211      1,506,925
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Kerr-McGee Corp                                   14,300     $  783,640
================================================================================
                                                                    3,286,577
0.20  PERSONAL PRODUCTS
      Estee Lauder Class A Shrs                         11,700        375,102
================================================================================
6.69  PHARMACEUTICALS
      Allergan Inc                                      15,200      1,140,760
      AmerisourceBergen Corp                            26,214      1,665,900
      Andrx Group(a)                                    29,700      2,091,177
      Forest Laboratories(a)                            49,200      4,031,940
      King Pharmaceuticals(a)                           39,566      1,666,916
      Teva Pharmaceutical Industries Ltd Sponsored
        ADR Representing Ord Shrs                       33,600      2,070,768
================================================================================
                                                                   12,667,461
2.55  SEMICONDUCTOR EQUIPMENT
      ASM Lithography Holding NV New York
        Registered Shrs(a)                              50,400        859,320
      KLA-Tencor Corp(a)                                20,900      1,035,804
      Novellus Systems(a)                               43,000      1,696,350
      Teradyne Inc(a)                                   40,700      1,226,698
================================================================================
                                                                    4,818,172
14.89 SEMICONDUCTORS
      Altera Corp(a)                                    70,080      1,487,098
      Analog Devices(a)                                 37,700      1,673,503
      Applied Micro Circuits(a)                        144,000      1,630,080
      Broadcom Corp Class A Shrs(a)                     26,000      1,062,620
      Cree Inc(a)(b)                                    68,700      2,023,902
      Cypress Semiconductor(a)                          49,500        986,535
      GlobespanVirata Inc(a)                            51,550        667,572
      Integrated Device Technology(a)                   21,800        579,662
      Linear Technology                                 51,580      2,013,683
      LSI Logic(a)                                      82,700      1,305,006
      Maxim Integrated Products(a)                      52,060      2,733,671
      Microchip Technology(a)                           48,855      1,892,643
      Micron Technology(a)                              50,400      1,562,400
      NVIDIA Corp(a)                                    35,700      2,388,330
      PMC-Sierra Inc(a)                                 21,100        448,586
      QLogic Corp(a)                                    27,500      1,224,025
      RF Micro Devices(a)                               61,800      1,188,414
      TranSwitch Corp(a)                                75,400        339,300
      Vitesse Semiconductor(a)                          66,420        825,601
      Xilinx Inc(a)                                     55,090      2,151,265
================================================================================
                                                                   28,183,896
0.39  SPECIALTY STORES
      Office Depot(a)                                   39,800        737,892
================================================================================
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
3.27  SYSTEMS SOFTWARE
      Adobe Systems                                     37,200     $1,155,060
      Micromuse Inc(a)                                  94,600      1,419,000
      Symantec Corp(a)                                  23,200      1,538,856
      VERITAS Software(a)                               46,500      2,084,595
================================================================================
                                                                    6,197,511
1.36  TELECOMMUNICATIONS EQUIPMENT
      CIENA Corp(a)                                     17,030        243,699
      Comverse Technology(a)                            55,700      1,246,009
      JDS Uniphase(a)                                   83,000        724,590
      Sonus Networks(a)                                 77,300        357,126
================================================================================
                                                                    2,571,424
0.99  WIRELESS TELECOMMUNICATION SERVICES
      Nextel Partners Class A Shrs(a)                  116,500      1,398,000
      Western Wireless Class A Shrs(a)                  16,980        479,685
================================================================================
                                                                    1,877,685
      TOTAL COMMON STOCKS (COST $194,229,373)                     183,601,968
================================================================================
2.98  SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 12/31/2001 due 1/2/2002 at 1.740%,
        repurchased at $1,648,159 (Collateralized
        by Federal Home Loan Bank Bonds, due
        11/15/2004 at 3.375%, value $1,692,558)
        (Cost $1,648,000)                           $1,648,000      1,648,000
       Repurchase Agreement with State Street
         dated 12/31/2001 due 1/2/2002 at 1.740%.
         repurchased at $4,000,387 (Collateralized
         by Freddie Mac Notes, due 11/26/2002 at
         2.210%, value $4,107,067)
         (Cost $4,000,000)                          $4,000,000      4,000,000
================================================================================
      TOTAL SHORT-TERM INVESTMENTS (COST $5,648,000)                5,648,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $199,877,373)                                       $189,249,968
================================================================================

(a)  Security is non-income producing.
(b) Loaned security, a portion or all of the security is on loan at December 31, 2001.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001
                                                                     DYNAMICS
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $199,877,373
================================================================================
  At Value(a)                                                    $189,249,968
Cash                                                                  370,592
Receivables:
  Investment Securities Sold                                           40,447
  Fund Shares Sold                                                     80,027
  Dividends and Interest                                               50,454
Other Investments (Note 6)                                          1,691,776
Prepaid Expenses and Other Assets                                       8,097
================================================================================
TOTAL ASSETS                                                      191,491,361
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                     480,930
  Fund Shares Repurchased                                          14,599,142
  Securities Loaned                                                 1,691,776
Accrued Expenses and Other Payables                                     3,881
================================================================================
TOTAL LIABILITIES                                                  16,775,729
================================================================================
NET ASSETS AT VALUE                                              $174,715,632
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $266,910,387
Accumulated Undistributed Net Investment Loss                          (1,198)
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Foreign Currency Transactions                    (81,566,445)
Net Depreciation of Investment Securities and Foreign
  Currency Transactions                                           (10,627,112)
================================================================================
NET ASSETS AT VALUE                                              $174,715,632
================================================================================
Shares Outstanding                                                 13,929,422
NET ASSET VALUE, Offering and Redemption Price per Share         $      12.54
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes repurchase agreements of $5,648,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001
                                                                     DYNAMICS
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    308,330
Dividends from Affiliated Investment Companies                         84,498
Interest                                                              460,268
Securities Loaned Income                                                4,263
  Foreign Taxes Withheld                                               (5,110)
================================================================================
  TOTAL INCOME                                                        852,249
================================================================================
EXPENSES
Investment Advisory Fees                                            1,175,162
Administrative Services Fees                                          425,224
Custodian Fees and Expenses                                            40,885
Directors' Fees and Expenses                                           13,507
Professional Fees and Expenses                                         22,088
Registration Fees and Expenses                                          1,416
Reports to Shareholders                                                 9,663
Transfer Agent Fees                                                     5,000
Other Expenses                                                          6,653
================================================================================
  TOTAL EXPENSES                                                    1,699,598
  Fees and Expenses Paid Indirectly                                    (3,984)
================================================================================
     NET EXPENSES                                                   1,695,614
================================================================================
NET INVESTMENT LOSS                                                  (843,365)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                           (67,551,198)
  Foreign Currency Transactions                                       (33,383)
================================================================================
     Total Net Realized Loss                                      (67,584,581)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                             3,670,887
  Foreign Currency Transactions                                       (38,058)
================================================================================
     Total Net Appreciation/Depreciation                            3,632,829
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                               (63,951,752)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(64,795,117)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
DYNAMICS FUND

                                                        YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                             2001          2000
OPERATIONS
Net Investment Loss                                  $   (843,365) $   (296,167)
Net Realized Loss on Investment Securities and
  Foreign Currency Transactions                       (67,584,581)  (13,730,633)
Change in Net Appreciation/Depreciation of Investment
  Securities and Foreign Currency Transactions          3,632,829   (19,151,450)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (64,795,117)  (33,178,250)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                             0      (177,322)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         829,810,510   344,065,112
Reinvestment of Distributions                                   0       177,322
================================================================================
                                                      829,810,510   344,242,434
Amounts Paid for Repurchases of Shares               (760,909,302) (169,944,328)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                         68,901,208   174,298,106
================================================================================
TOTAL INCREASE IN NET ASSETS                            4,106,091   140,942,534
NET ASSETS
Beginning of Period                                   170,609,541    29,667,007
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($1,198)
  and ($471), respectively)                          $174,715,632  $170,609,541
================================================================================

            ---------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            62,830,298    16,283,356
Shares Issued from Reinvestment of Distributions                0        10,425
================================================================================
                                                       62,830,298    16,293,781
Shares Repurchased                                    (58,272,013)   (8,492,688)
================================================================================
NET INCREASE IN FUND SHARES                             4,558,285     7,801,093
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund (the "Fund", presented herein), Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth
Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek appreciation of capital. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $215,585,032
                                                                   =============

   Gross Tax Unrealized Appreciation                               $ 18,063,727
   Gross Tax Unrealized Depreciation                                (44,398,791)
                                                                   -------------
   Net Tax Depreciation on Investments                             $(26,335,064)
                                                                   =============

   Undistributed Ordinary Income                                   $          0
   Accumulated Capital Loss Carryovers                              (63,969,011)
   Cumulative Effect of Other Timing Differences                     (1,890,973)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $1,889,804, deferred directors' fees and foreign currency contracts.

The Fund reclassified $843,214 of net operating loss to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $1 billion of average net assets; reduced to 0.60% on the next $1 billion of average net assets; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average nets assets in excess of $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $171,785,307 and $91,069,146, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $712. Unfunded accrued pension costs of $0 and pension liability of $1,168 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liablities. As of December 31, 2001, the Fund had on loan securities valued at $1,566,619. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

            --------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dynamics Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 25, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31
--------------------------------------------------------------------------------------------------
                                               2001       2000        1999        1998     1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period       $  18.21   $  18.90   $   12.15   $   10.34  $   10.00
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)               (0.00)     (0.00)       0.00       (0.00)      0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (5.67)     (0.67)       6.75        1.98       0.32
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (5.67)     (0.67)       6.75        1.98       0.34
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)        0.00       0.00        0.00        0.02       0.00
Distributions from Capital Gains               0.00       0.02        0.00        0.15       0.00
==================================================================================================
TOTAL DISTRIBUTIONS                            0.00       0.02        0.00        0.17       0.00
==================================================================================================
Net Asset Value--End of Period             $  12.54   $  18.21   $   18.90   $   12.15  $   10.34
==================================================================================================

TOTAL RETURN(d)                             (31.14%)    (3.55%)      55.60%      19.35%   3.40%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)   $174,716   $170,610   $  29,667   $     308  $     257
Ratio of Expenses to Average
  Net Assets(f)(g)                             1.08%      1.09%       1.26%       1.45%   0.52%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                      (0.54%)    (0.24%)       0.04%     (0.64%)   0.63%(h)
Portfolio Turnover Rate                         62%        58%          70%        55%      28%(e)

(a) From August 25, 1997, commencement of investment operations, to December, 31 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 2000, 1999 and 1998.
(c) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the periods shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%)
     (annualized), respectively.
(h)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2000);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)















[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A11 9279 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-EQUITY INCOME FUND




--------------------------------------------------------------------------------
VIF-Equity Income Fund has a new name, effective April 30, 2002:
VIF-CORE EQUITY FUND.
--------------------------------------------------------------------------------

We believe the name VIF-Core Equity Fund better represents the fund's objective and investment strategy, and helps communicate the primary focus of the fund.






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001   [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-EQUITY INCOME FUND

  The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:             VIF - EQUITY INCOME FUND

     This line graph compares the value of a $10,000 investment in VIF - Equity Income Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

           VIF - Equity Income Fund         S&P 500 Index(2)       Lehman Government/Credit
                                                                          Bond Index(2)
 8/94      $10,000                          $10,000                $10,000
12/94      $10,123                          $ 9,754                $ 9,885
12/95      $13,084                          $13,415                $11,787
12/96      $15,999                          $16,493                $12,129
12/97      $20,505                          $21,994                $13,312
12/98      $23,642                          $28,284                $14,573
12/99      $27,151                          $34,232                $14,260
12/00      $28,472                          $31,117                $15,950
12/01      $25,919                          $27,420                $17,305

   For the 12-month period ended December 31, 2001, the value of your shares declined 8.97% compared to an 11.88% drop in the S&P 500 Index and an 8.50% rise in the Lehman Government/Credit Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

   When the market undergoes bouts of turbulence, our strategy of reducing risk without sacrificing the opportunity to participate in any rebounds typically serves us well. This held true in 2001, which was a particularly challenging year. Although the fund ended the period lower, its broad diversification across sectors and asset classes helped insulate performance from the worst of the market sell-off. Then, when the market rallied at year-end, we were able to capitalize on the turnaround and gain back some of the ground lost earlier.

--------------------------------------------------------------------------------
                            VIF - EQUITY INCOME FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                   (8.97%)
-------------------------------------------------------------------------------
5 years                                                                  10.13%
-------------------------------------------------------------------------------
Since inception (8/94)                                                   13.75%
-------------------------------------------------------------------------------

   Our strategy regarding the technology sector during the year exemplifies the fund's relatively successful approach. Throughout the period, we maintained an underweight position in technology relative to the S&P 500 Index, which proved beneficial as tech stocks generally declined sharply in the face of a steadily weakening economy and slow business conditions. Meanwhile, tech companies that we did include in the fund were carefully selected for their strong fundamentals and balance sheets. Microsoft Corp and International Business Machines (IBM), for example, were two holdings that managed to post gains in 2001 despite the unfavorable market.

   The fund was also aided by its exposure to other areas such as select consumer discretionary, consumer staples, and industrials stocks. Standouts included multi-line retailer Target Corp, consumer staples stalwart General Mills, and Illinois Tool Works, a global diversified industrials company.

   On the down side, the fund was hindered in the first half of 2001 by its exposure to high yield bonds representing the telecommunications sector. We have since been exiting this area of the market in favor of more stable investments. Another detractor was our significant weighting in telecom services stocks, such as SBC Communications and Qwest Communications International. Unfortunately, these and other stocks in the telecom services space were a drain on performance.

   We are optimistic about the market's prospects as we look ahead. The economy appears to be bottoming, and we are now a year into the Federal Reserve's easing cycle. And with a government stimulus package pending and energy prices low, we are committed to a strategy orienting the fund toward investments that will thrive in a healthier economy, while maintaining diversification.

FUND MANAGEMENT

CHARLES P. MAYER

     Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
EQUITY INCOME FUND
83.41 COMMON STOCKS
0.78  ADVERTISING
      Omnicom Group                                     12,000     $1,072,200
================================================================================
1.68  AEROSPACE & DEFENSE
      General Dynamics                                  11,700        931,788
      Northrop Grumman                                  13,500      1,360,935
================================================================================
                                                                    2,292,723
1.25  ALUMINUM
      Alcoa Inc                                         48,000      1,706,400
================================================================================
0.80  AUTOMOBILE MANUFACTURERS
      General Motors                                    22,400      1,088,640
================================================================================
5.18  BANKS
      Bank of New York                                  45,000      1,836,000
      Charter One Financial                             70,061      1,902,156
      FleetBoston Financial                             36,312      1,325,388
      Wells Fargo & Co                                  46,100      2,003,045
================================================================================
                                                                    7,066,589
1.66  BREWERS
      Anheuser-Busch Cos                                50,000      2,260,500
================================================================================
0.39  CABLE & SATELLITE OPERATORS
      EchoStar Communications Class A Shrs(a)           19,200        527,424
================================================================================
0.63  CABLE & SATELLITE PROGRAMMERS
      Liberty Media Class A Shrs(a)                     61,600        862,400
================================================================================
1.29  CASINOS & GAMING
      Harrah's Entertainment(a)                         29,600      1,095,496
      Park Place Entertainment(a)                       72,600        665,742
================================================================================
                                                                    1,761,238
1.81  COMPUTER HARDWARE
      Compaq Computer                                   67,500        658,800
      International Business Machines                   15,000      1,814,400
================================================================================
                                                                    2,473,200
1.48  DIVERSIFIED CHEMICALS
      Dow Chemical                                      60,000      2,026,800
================================================================================
4.65  DIVERSIFIED FINANCIAL SERVICES
      Citigroup Inc                                     58,966      2,976,604
      JP Morgan Chase & Co                              92,720      3,370,372
================================================================================
                                                                    6,346,976
0.35  DIVERSIFIED METALS & MINING
      Phelps Dodge                                      14,700        476,280
================================================================================
1.36  ELECTRIC UTILITIES
      Dominion Resources                                22,500      1,352,250
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Duke Energy                                        1,700     $   66,742
      Scottish Power PLC Sponsored ADR Representing
        4 Ord Shrs                                      20,330        441,161
================================================================================
                                                                    1,860,153
1.50  ELECTRICAL COMPONENTS & EQUIPMENT
      SPX Corp(a)                                       15,000      2,053,500
================================================================================
0.42  GAS UTILITIES
      National Fuel Gas                                 23,200        573,040
================================================================================
2.88  GENERAL MERCHANDISE STORES
      Target Corp                                       53,800      2,208,490
      Wal-Mart Stores                                   30,000      1,726,500
================================================================================
                                                                    3,934,990
3.09  INDUSTRIAL CONGLOMERATES
      General Electric                                  70,000      2,805,600
      Minnesota Mining & Manufacturing                  12,000      1,418,520
================================================================================
                                                                    4,224,120
1.29  INDUSTRIAL MACHINERY
      Illinois Tool Works                               26,100      1,767,492
================================================================================
4.13  INTEGRATED OIL & GAS
      BP PLC Sponsored ADR Representing 6 Ord Shrs      35,000      1,627,850
      Exxon Mobil                                       60,000      2,358,000
      Royal Dutch Petroleum New York Registry
        1.25 Gldr Shrs                                  33,700      1,651,974
================================================================================
                                                                    5,637,824
4.75  INTEGRATED TELECOMMUNICATION SERVICES
      AT&T Corp                                         66,600      1,208,124
      BellSouth Corp                                    35,000      1,335,250
      Crown Castle International(a)                     37,800        403,704
      SBC Communications                                48,392      1,895,514
      Verizon Communications                            34,700      1,646,862
================================================================================
                                                                    6,489,454
1.98  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Qwest Communications International               103,484      1,462,229
      Sprint Corp                                       62,100      1,246,968
================================================================================
                                                                    2,709,197
4.72  INVESTMENT ADVISER/BROKER DEALER SERVICES
      Lehman Brothers Holdings                          25,000      1,670,000
      Merrill Lynch & Co                                26,100      1,360,332
      Morgan Stanley Dean Witter & Co                   22,000      1,230,680
      Stilwell Financial                                80,000      2,177,600
================================================================================
                                                                    6,438,612
1.98  LIFE & HEALTH INSURANCE
      John Hancock Financial Services                   65,400      2,701,020
================================================================================
1.97  MULTI-LINE INSURANCE
      Allmerica Financial                               60,300      2,686,365
================================================================================
1.23  OIL & GAS EQUIPMENT & SERVICES
      Schlumberger Ltd                                  30,500      1,675,975
================================================================================
2.48  OIL & GAS EXPLORATION & PRODUCTION
      Apache Corp                                       35,200      1,755,776
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Unocal Corp                                       45,200     $1,630,364
================================================================================
                                                                    3,386,140
3.68  PACKAGED FOODS
      General Mills                                     25,000      1,300,250
      Heinz (HJ) Co                                     32,000      1,315,840
      Kellogg Co                                        42,100      1,267,210
      Tasty Baking                                      64,250      1,137,225
================================================================================
                                                                    5,020,525
1.04  PAPER PACKAGING
      Temple-Inland Inc                                 25,000      1,418,250
================================================================================
1.82  PAPER PRODUCTS
      Bowater Inc                                       30,000      1,431,000
      International Paper                               26,000      1,049,100
================================================================================
                                                                    2,480,100
1.47  PERSONAL PRODUCTS
      Gillette Co                                       60,000      2,004,000
================================================================================
5.46  PHARMACEUTICALS
      American Home Products                            40,000      2,454,400
      Pfizer Inc                                        44,000      1,753,400
      Pharmacia Corp                                    36,700      1,565,255
      Schering-Plough Corp                              47,000      1,683,070
================================================================================
                                                                    7,456,125
0.19  PROPERTY & CASUALTY INSURANCE
      Ohio Casualty(a)                                  16,000        256,800
================================================================================
1.21  PUBLISHING & PRINTING
      McGraw-Hill Cos                                   27,000      1,646,460
================================================================================
1.58  RAILROADS
      Kansas City Southern Industries(a)                60,000        847,800
      Norfolk Southern                                  71,800      1,316,094
================================================================================
                                                                    2,163,894
0.89  REAL ESTATE INVESTMENT TRUSTS
      Mack-Cali Realty                                  39,000      1,209,780
================================================================================
1.75  SEMICONDUCTOR EQUIPMENT
      Applied Materials(a)                              25,000      1,002,500
      Teradyne Inc(a)                                   46,000      1,386,440
================================================================================
                                                                    2,388,940
4.39  SEMICONDUCTORS
      Analog Devices(a)                                 30,000      1,331,700
      Intel Corp                                        70,000      2,201,500
      Maxim Integrated Products(a)                      15,000        787,650
      Texas Instruments                                 60,000      1,680,000
================================================================================
                                                                    6,000,850
0.67  SPECIALTY CHEMICALS
      Potash Corp of Saskatchewan                       15,000        920,700
================================================================================
1.21  SYSTEMS SOFTWARE
      Microsoft Corp(a)                                 25,000      1,656,250
================================================================================
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
2.32  TELECOMMUNICATIONS EQUIPMENT
      General Motors Class H Shrs(a)                    77,700     $1,200,465
      Nokia Corp Sponsored ADR Representing Ord Shrs    80,000      1,962,400
================================================================================
                                                                    3,162,865
      TOTAL COMMONS STOCKS (COST $106,767,912)                    113,884,791
================================================================================
9.30  FIXED INCOME SECURITIES
5.03  US GOVERNMENT OBLIGATIONS
      US Treasury Notes
         6.750%, 5/15/2005                          $  500,000        524,101
         6.625%, 5/31/2002                          $1,250,000      1,275,292
         6.000%, 8/15/2009                          $  250,000        266,514
         5.875%, 11/15/2004                         $  550,000        582,355
         5.750%, 11/15/2005                         $  500,000        528,223
         5.750%, 8/15/2010                          $3,000,000      3,149,298
         5.625%, 5/15/2008                          $  500,000        543,633
================================================================================
      TOTAL US GOVERNMENT OBLIGATIONS
        (Amortized Cost $6,678,325)                                 6,869,416
================================================================================
0.12  US GOVERNMENT AGENCY OBLIGATIONS
      Resolution Funding, Generic Interest Strip,
        Zero Coupon, 4/15/2009 (Amortized
        Cost $152,397)                              $  250,000        168,501
================================================================================
4.15  CORPORATE BONDS
0.02  ALTERNATIVE CARRIERS
      Global Crossing Holdings Ltd, Sr Sub
        Notes(b), 8.700%, 8/1/2007                  $  250,000         22,500
================================================================================
0.10  AUTOMOBILE MANUFACTURERS
      Auburn Hills Trust, Gtd Exchangeable
        Certificates, 12.375%, 5/1/2020             $  100,000        133,701
================================================================================
0.27  BROADCASTING--RADIO/TV
      Chancellor Media of Los Angeles, Sr Sub
        Notes, Series B 8.125%, 12/15/2007          $  350,000        362,250
================================================================================
0.06  CABLE & SATELLITE OPERATORS
      Renaissance Media Group LLC, Gtd Sr Discount
        Step-Up Notes Zero Coupon(c), 4/15/2008     $  100,000         80,000
================================================================================
0.05  DIVERSIFIED COMMERCIAL SERVICES
      MDC Communications, Sr Sub
        Notes, 10.500%, 12/1/2006                   $  100,000         73,000
================================================================================
2.72  ELECTRIC UTILITIES
      Commonwealth Edison, 1st Mortgage
        Series 81, 8.625%, 2/1/2022                 $  125,000        126,916
        Series 88, 8.375%, 2/15/2023                $  100,000        102,024
      Consumers Energy, 1st & Refunding Mortgage,
        7.375%, 9/15/2023                           $  250,000        227,186
      El Paso Electric, 1st Mortgage, Series D,
        8.900%, 2/1/2006                            $  200,000        217,681
      Gulf States Utilities, 1st Mortgage,
        8.700%, 4/1/2024                            $  250,000        248,556
      Indiana Michigan Power, 1st Mortgage
        Medium-Term Notes 8.500%, 12/15/2022        $  100,000        103,892
      Jersey Central Power & Light, 1st Mortgage
        Medium-Term Notes Series C, 7.980%,
        2/16/2023                                   $  250,000        242,584
      New York State Electric & Gas, 1st
        Mortgage, 8.300%, 12/15/2022                $  200,000        197,812
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Niagara Mohawk Power, 1st Mortgage,
        8.500%, 7/1/2023                            $  250,000     $  256,827
      Potomac Edison, 1st Mortgage
        8.000%, 6/1/2024                            $  250,000        261,477
        7.750%, 5/1/2025                            $  100,000        102,998
      Public Service of New Mexico, Sr Notes
        Series A, 7.100%, 8/1/2005                  $  500,000        512,186
        Series B, 7.500%, 8/1/2018                  $  250,000        237,333
      Texas Utilities Electric, 1st Mortgage &
        Collateral Trust
        8.500%, 8/1/2024                            $  100,000        104,845
        7.875%, 4/1/2024                            $  250,000        255,558
      Union Electric, 1st Mortgage
        8.750%, 12/1/2021                           $  250,000        259,481
        8.250%, 10/15/2022                          $  250,000        263,002
================================================================================
                                                                    3,720,358
0.17  HOTELS
      Hilton Hotels, Sr Notes, 7.200%, 12/15/2009   $  250,000        225,750
================================================================================
0.21  INTEGRATED TELECOMMUNICATION SERVICES
      MetroNet Communications, Sr Discount Step-Up
        Notes, Zero Coupon(c)
        11/1/2007                                   $  145,000         91,933
        6/15/2008                                   $  400,000        201,504
================================================================================
                                                                      293,437
0.43  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Allegiance Telecom, Sr Discount Step-Up
        Notes, Series B  Zero Coupon(c), 2/15/2008  $  220,000         96,800
      Esat Telecom Group PLC, Sr Notes, Series
        B, 11.875%, 12/1/2008                       $  415,000        486,207
================================================================================
                                                                      583,007
0.12  WIRELESS TELECOMMUNICATION SERVICES
      Rogers Cantel, Sr Secured Deb, 9.750%,
        6/1/2016                                    $  165,000        163,350
================================================================================
        TOTAL CORPORATE BONDS (Amortized Cost $6,261,542)           5,657,353
================================================================================
      TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $13,092,264)   12,695,270
================================================================================
7.29  SHORT-TERM INVESTMENTS
4.49  INVESTMENT COMPANIES
      INVESCO Treasurer's Series Money Market
        Reserve Fund, 1.613% (Cost $6,129,432)       6,129,432      6,129,432
================================================================================

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
2.80  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repur-
        chased at $3,822,369 (Collateralized by
        Federal Home Loan Bank Bonds, due 11/29/2002
        at 2.155%, value $3,899,968)
        (Cost $3,822,000)                           $3,822,000      3,822,000

================================================================================
      TOTAL SHORT-TERM INVESTMENTS (COST $9,951,432)                9,951,432
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $129,811,608)                                       $136,531,493
================================================================================

(a)  Security is non-income producing.
(b)  The company filed for bankruptcy on January 28, 2002.
(c) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                       EQUITY
                                                                       INCOME
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $129,811,608
================================================================================
  At Value(a)                                                    $136,531,493
Receivables:
  Investment Securities Sold                                          133,655
  Fund Shares Sold                                                    187,085
  Dividends and Interest                                              297,494
Prepaid Expenses and Other Assets                                       5,504
================================================================================
TOTAL ASSETS                                                      137,155,231
================================================================================
LIABILITIES
Payables:
  Custodian                                                           109,696
  Investment Securities Purchased                                   3,270,187
  Fund Shares Repurchased                                              11,068
Accrued Expenses and Other Payables                                    10,507
================================================================================
TOTAL LIABILITIES                                                   3,401,458
================================================================================
NET ASSETS AT VALUE                                              $133,753,773
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $130,915,950
Accumulated Undistributed Net Investment Income                     1,644,913
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                            (5,526,975)
Net Appreciation of Investment Securities                           6,719,885
================================================================================
NET ASSETS AT VALUE                                              $133,753,773
================================================================================
Shares Outstanding                                                  7,196,882
NET ASSET VALUE, Offering and Redemption Price per Share         $      18.58
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $3,822,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                       EQUITY
                                                                       INCOME
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $  1,672,871
Dividends from Affiliated Investment Companies                        129,417
Interest                                                            1,280,451
  Foreign Taxes Withheld                                              (14,219)
================================================================================
  TOTAL INCOME                                                      3,068,520
================================================================================
EXPENSES
Investment Advisory Fees                                              973,442
Administrative Services Fees                                          351,563
Custodian Fees and Expenses                                            18,443
Directors' Fees and Expenses                                           12,705
Professional Fees and Expenses                                         21,271
Registration Fees and Expenses                                            473
Reports to Shareholders                                                26,442
Transfer Agent Fees                                                     5,000
Other Expenses                                                         11,262
================================================================================
  TOTAL EXPENSES                                                    1,420,601
  Fees and Expenses Paid Indirectly                                      (812)
================================================================================
     NET EXPENSES                                                   1,419,789
================================================================================
NET INVESTMENT INCOME                                               1,648,731
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                         (5,488,539)
Change in Net Appreciation/Depreciation of Investment Securities   (8,451,317)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                 (13,939,856)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(12,291,125)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
EQUITY INCOME FUND
                                                         YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                          2001           2000
OPERATIONS
Net Investment Income                              $ 1,648,731  $   1,469,404
Net Realized Gain (Loss) on Investment Securities   (5,488,539)       426,252
Change in Net Appreciation/Depreciation of
  Investment Securities                             (8,451,317)     3,624,118
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  (12,291,125)     5,519,774
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                               (1,470,793)      (105,623)
Net Realized Gain on Investment Securities            (447,067)    (7,034,280)
================================================================================
TOTAL DISTRIBUTIONS                                 (1,917,860)    (7,139,903)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                       45,110,050     64,945,467
Reinvestment of Distributions                        1,917,860      7,139,903
================================================================================
                                                    47,027,910     72,085,370
Amounts Paid for Repurchases of Shares             (25,747,756)   (23,675,249)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                           21,280,154     48,410,121
================================================================================
TOTAL INCREASE IN NET ASSETS                         7,071,169     46,789,992
NET ASSETS
Beginning of Period                                126,682,604     79,892,612
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,644,913 and
  $1,466,972, respectively)                      $ 133,753,773  $ 126,682,604
================================================================================

                ------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          2,331,864      3,067,250
Shares Issued from Reinvestment of Distributions       103,454        363,992
================================================================================
                                                     2,435,318      3,431,242
Shares Repurchased                                  (1,356,668)    (1,115,454)
================================================================================
NET INCREASE IN FUND SHARES                          1,078,650      2,315,788
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund (the "Fund", presented herein), Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek the best possible current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $1,785,501 of ordinary income distributions and $132,602 of long-term capital gain distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 65.13% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                          $129,847,796
                                                                 =============

   Gross Tax Unrealized Appreciation                             $ 13,583,149
   Gross Tax Unrealized Depreciation                               (6,899,452)
                                                                 -------------
   Net Tax Appreciation on Investments                           $  6,683,697
                                                                 =============

   Undistributed Ordinary Income                                 $  1,649,030
   Accumulated Capital Loss Carryovers                             (5,490,787)
   Cumulative Effect of Other Timing Differences                       (4,117)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the year 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $0, deferred directors' fees and foreign currency contracts.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $500 million of average net assets; reduced to 0.65% on the next $500 million of average net assets; reduced to 0.55% of average net assets in excess of $1 billion; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $49,535,882 and $34,037,177, respectively. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $4,145,586 and $527,266, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $453. Unfunded accrued pension costs of $0 and pension liability of $4,117 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 --INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Income Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
EQUITY INCOME FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------
                                               2001       2000        1999        1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period       $  20.71   $  21.01    $  18.61    $  17.04  $  14.33
=================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.20       0.23        0.26        0.33      0.30
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (2.06)      0.72        2.50        2.23      3.71
=================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (1.86)      0.95        2.76        2.56      4.01
=================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.21       0.02        0.25        0.32      0.29
Distributions from Capital Gains               0.06       1.23        0.11        0.67      1.01
=================================================================================================
TOTAL DISTRIBUTIONS                            0.27       1.25        0.36        0.99      1.30
=================================================================================================
Net Asset Value--End of Period             $  18.58   $  20.71    $  21.01    $  18.61  $  17.04
=================================================================================================

TOTAL RETURN(a)                              (8.97%)     4.87%      14.84%      15.30%    28.17%

RATIOS
Net Assets--End of Period ($000 Omitted)   $ 133,754  $126,683    $ 79,893    $ 60,346  $ 40,093
Ratio of Expenses to Average
  Net Assets(b)(c)                             1.09%     1.08%       1.05%       0.93%     0.91%
Ratio of Net Investment Income to Average
  Net Assets(c)                                1.27%     1.37%       1.38%       1.98%     2.18%
Portfolio Turnover Rate                          29%       69%         86%         73%       87%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93% and 0.97%, respectively, and ratio of net investment income to average net assets would have been 1.98% and 2.12%, respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)















[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A90 9276 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-FINANCIAL SERVICES FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                December, 2001

    The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-FINANCIAL SERVICES FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:             VIF - FINANCIAL SERVICES FUND

     This  line  graph  compares  the  value of a  $10,000  investment  in VIF -
Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Financials Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Financial Services Fund      S&P 500 Index(2)           S&P Financials Index(2)
 9/99       $10,000                            $10,000                    $10,000
12/99       $11,100                            $11,487                    $10,877
12/00       $13,852                            $10,442                    $13,672
12/01       $12,484                            $ 9,201                    $12,449

   For the 12-month period ended December 31, 2001, the value of your shares decreased 9.88%, outperforming the return of the S&P 500 Index, which lost 11.88% during the same period. The S&P Financials Index lost 8.79%. (Of course, past performance is not a guarantee of future results.)(1),(2)

  In such a volatile year, the performance of financial services stocks was mixed -- though they generally outpaced the broad market. In the first and third quarters, we saw more defensive holdings like thrifts excel as investors were attracted to their low credit risk and reputation for relatively stable earnings. Conversely, in the second and fourth quarters, market-sensitive names representing the investment banking and brokerage sub-sectors were more apt to post gains, spurred by quarterly rebounds. Throughout the year, the Federal Reserve's 11 interest rate cuts and a steeper yield curve proved beneficial, allowing banks to experience expanding net interest margins. At the same time, an unfavorable environment for initial public offerings (IPOs) and setbacks following the September 11 terrorist attacks offset the positive momentum stemming from the Fed's easing actions.

--------------------------------------------------------------------------------
                          VIF - FINANCIAL SERVICES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                   (9.88%)
--------------------------------------------------------------------------------
Since inception (9/99)                                                    10.22%
--------------------------------------------------------------------------------

   In keeping with these rapidly changing trends, many of the fund's holdings experienced sharp ups and downs -- only to finish the year essentially flat. Included in this group were top portfolio positions Citigroup Inc and Lehman Brothers Holdings, whose flat returns actually constituted outperformance in a year as challenging as 2001. Citigroup was rewarded for its diversified business approach -- which helped the company weather the year's turbulence -- and Lehman's emphasis on the better-performing fixed-income markets resulted in a showing stronger than many of its peers.

   We were also pleased with the relatively solid annual returns posted by Fifth Third Bancorp, a high-quality spread lender, and Radian Group, a provider of credit enhancement products. Additionally, at the time of the September 11 terrorist attacks the fund was not exposed to any of the large reinsurers liable for most of the losses.

   Less successful holdings included Northern Trust Corp and Goldman Sachs Group, punished throughout the majority of the period for their sizable exposure to capital markets. Yet in the fourth quarter, these companies bounced back along with the market, and we remain optimistic about their business plans and market positions, particularly as we look ahead to a possible economic recovery.

   As always, the fund will continue to target a diverse, high-quality group of companies within the financial services sector heading into 2002. We remain focused on company fundamentals and long-term growth potential -- an approach that we believe will allow the fund to weather future volatility while also ensuring that it capitalizes on any market upswings that lie ahead.

FUND MANAGEMENT

JEFFREY G. MORRIS, CFA

     Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

JOSEPH W. SKORNICKA, CFA

     Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE S&P FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 Index. The indexes are not managed; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
95.39 COMMON STOCKS
34.29 BANKS
      Bank of America                                  146,000     $9,190,700
      Bank of New York                                 132,175      5,392,740
      Commerce Bancorp                                  48,800      1,919,792
      Credit Suisse Group(a)                            29,300      1,249,437
      Deutsche Bank AG Registered Shrs                  26,000      1,838,142
      Fifth Third Bancorp                              143,425      8,796,255
      FleetBoston Financial                            168,042      6,133,533
      Golden West Financial                             26,500      1,559,525
      Investors Financial Services                      33,100      2,191,551
      National Commerce Financial                       95,800      2,423,740
      Northern Trust                                    63,000      3,793,860
      PNC Financial Services Group                      29,600      1,663,520
      Silicon Valley Bancshares(a)                      17,450        466,438
      Synovus Financial                                 75,800      1,898,790
      TCF Financial                                    108,400      5,201,032
      Wells Fargo & Co                                 175,050      7,605,923
      Zions Bancorp                                     40,200      2,113,716
================================================================================
                                                                   63,438,694
9.61  CONSUMER FINANCE
      AmeriCredit Corp(a)                               34,800      1,097,940
      Fannie Mae                                        52,700      4,189,650
      Freddie Mac                                       73,250      4,790,550
      Household International                           97,100      5,625,974
      USA Education                                     24,600      2,066,892
================================================================================
                                                                   17,771,006
13.63 DIVERSIFIED FINANCIAL SERVICES
      Ambac Financial Group                             96,400      5,577,704
      Citigroup Inc                                    209,140     10,557,387
      JP Morgan Chase & Co                             126,660      4,604,091
      State Street                                      78,800      4,117,300
      Sun Life Financial Services of Canada             16,500        356,400
================================================================================
                                                                   25,212,882
4.60  INSURANCE BROKERS
      Gallagher (Arthur J) & Co                         83,100      2,866,119
      Marsh & McLennan                                  52,560      5,647,572
================================================================================
                                                                    8,513,691
12.87 INVESTMENT ADVISER/BROKER DEALER SERVICES
      Affiliated Managers Group(a)                      13,800        972,624
      Eaton Vance                                       29,600      1,052,280
      Federated Investors Class B Shrs                  80,800      2,575,904
      Goldman Sachs Group                               70,500      6,538,875
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Lehman Brothers Holdings                         113,500     $7,581,800
      Merrill Lynch & Co                                75,400      3,929,848
      Stilwell Financial                                42,950      1,169,099
================================================================================
                                                                   23,820,430
4.35  LIFE & HEALTH INSURANCE
      AFLAC Inc                                        105,800      2,598,448
      Manulife Financial                                32,900        857,374
      Nationwide Financial Services Class A Shrs        66,000      2,736,360
      Principal Financial Group(a)                      77,100      1,850,400
================================================================================
                                                                    8,042,582
8.67  MULTI-LINE INSURANCE
      American International Group                     106,650      8,468,010
      Hartford Financial Services Group                 36,600      2,299,578
      Radian Group                                     122,900      5,278,555
================================================================================
                                                                   16,046,143
4.74  PROPERTY & CASUALTY INSURANCE
      Everest Re Group Ltd                              99,900      7,062,930
      St Paul                                           39,000      1,714,830
================================================================================
                                                                    8,777,760
0.51  REAL ESTATE INVESTMENT TRUSTS
      iStar Financial                                   37,500        935,625
================================================================================
2.12  REINSURANCE
      Renaissance Re Holdings Ltd                       31,300      2,986,020
      Swiss Re Registered Shrs                           9,300        935,433
================================================================================
                                                                    3,921,453
      TOTAL COMMON STOCKS (COST $163,668,102)                     176,480,266
================================================================================
4.61  SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repur-
        chased at $8,527,824 (Collateralized by
        Federal Home Loan Bank Bonds, due
        11/15/2004 at 3.375%, value $8,749,003)
        (Cost $8,527,000)                          $ 8,527,000      8,527,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $172,195,102)                                      $185,007,266
================================================================================

(a)   Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001
                                                                    FINANCIAL
                                                                     SERVICES
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $172,195,102
================================================================================
  At Value(a)                                                    $185,007,266
Cash                                                                   86,435
Receivables:
  Investment Securities Sold                                          275,799
  Fund Shares Sold                                                    115,820
  Dividends and Interest                                              197,827
Prepaid Expenses and Other Assets                                       8,432
================================================================================
TOTAL ASSETS                                                      185,691,579
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                     308,855
  Fund Shares Repurchased                                           2,291,187
Accrued Expenses and Other Payables                                     7,202
================================================================================
TOTAL LIABILITIES                                                   2,607,244
================================================================================
NET ASSETS AT VALUE                                              $183,084,335
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $188,026,308
Accumulated Undistributed Net Investment Income                       932,413
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Foreign Currency Transactions                    (18,686,536)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                    12,812,150
================================================================================
NET ASSETS AT VALUE                                              $183,084,335
================================================================================
Shares Outstanding                                                 14,745,513
NET ASSET VALUE, Offering and Redemption Price per Share         $      12.42
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $8,527,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001
                                                                    FINANCIAL
                                                                     SERVICES
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $  2,605,237
Dividends from Affiliated Investment Companies                        125,055
Interest                                                              372,703
  Foreign Taxes Withheld                                              (13,120)
================================================================================
  TOTAL INCOME                                                      3,089,875
================================================================================
EXPENSES
Investment Advisory Fees                                            1,516,087
Administrative Services Fees                                          545,684
Custodian Fees and Expenses                                            38,773
Directors' Fees and Expenses                                           14,674
Interest Expenses                                                       1,444
Professional Fees and Expenses                                         22,684
Registration Fees and Expenses                                          1,357
Reports to Shareholders                                                 5,538
Transfer Agent Fees                                                     5,000
Other Expenses                                                          7,965
================================================================================
  TOTAL EXPENSES                                                    2,159,206
  Fees and Expenses Paid Indirectly                                    (2,373)
================================================================================
     NET EXPENSES                                                   2,156,833
================================================================================
NET INVESTMENT INCOME                                                 933,042
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                           (16,501,864)
  Foreign Currency Transactions                                       194,828
================================================================================
     Total Net Realized Loss                                      (16,307,036)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                           (14,221,871)
  Foreign Currency Transactions                                       (29,928)
================================================================================
     Total Net Appreciation/Depreciation                          (14,251,799)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                               (30,558,835)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(29,625,793)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL SERVICES FUND
                                                         YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                            2001           2000

OPERATIONS
Net Investment Income                               $    933,042   $    614,997
Net Realized Loss on Investment Securities and
  Foreign Currency Transactions                      (16,307,036)    (2,199,693)
Change in Net Appreciation/Depreciation
  of Investment Securities and Foreign
  Currency Transactions                              (14,251,799)    27,017,967
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                    (29,625,793)    25,433,271
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                   (614,142)        (9,474)
Net Realized Gain on Investment Securities and
  Foreign Currency Transactions                         (162,480)      (151,739)
================================================================================
TOTAL DISTRIBUTIONS                                     (776,622)      (161,213)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        188,065,015    297,193,222
Reinvestment of Distributions                            776,622        161,213
================================================================================
                                                     188,841,637    297,354,435
Amounts Paid for Repurchases of Shares              (195,670,794)  (111,489,519)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (6,829,157)   185,864,916
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS              (37,231,572)   211,136,974
NET ASSETS
Beginning of Period                                  220,315,907      9,178,933
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $932,413 and $614,375,
  respectively)                                    $ 183,084,335  $ 220,315,907
================================================================================

               ---------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                           14,599,103     24,667,757
Shares Issued from Reinvestment of Distributions          62,694         12,757
================================================================================
                                                      14,661,797     24,680,514
Shares Repurchased                                   (15,833,645)    (9,590,064)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                (1,171,848)    15,090,450
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund (the "Fund", presented herein), Growth Fund (formerly Blue Chip Growth
Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $736,485 of ordinary income distributions and $41,137 of long-term capital gain distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 83.50% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $176,149,813
                                                                   =============

   Gross Tax Unrealized Appreciation                               $ 13,054,992
   Gross Tax Unrealized Depreciation                                 (4,197,539)
                                                                   -------------
   Net Tax Appreciation on Investments                             $  8,857,453
                                                                   =============

   Undistributed Ordinary Income                                   $    933,303
   Accumulated Capital Loss Carryovers                              (13,302,415)
   Cumulative Effect of Other Timing Differences                     (1,430,299)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the year 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $1,429,415, deferred directors' fees and foreign currency contracts.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $260,220,655 and $249,738,766, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $585. Unfunded accrued pension costs of $0 and pension liability of $884 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, the Fund borrowed cash at a rate of 5.63%. The interest expense from interfund borrowings is recorded in the Statement of Operations as Interest Expenses. At December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Financial Services Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 21, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                         PERIOD
                                                                          ENDED
                                           YEAR ENDED DECEMBER 31   DECEMBER 31
--------------------------------------------------------------------------------
                                                2001       2000          1999(a)
PER SHARE DATA
Net Asset Value--Beginning of Period         $  13.84 $   11.10      $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.06      0.03            0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (1.43)     2.72            1.09
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (1.37)     2.75            1.10
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)          0.04      0.00            0.00
Distributions from Capital Gains                 0.01      0.01            0.00
================================================================================
TOTAL DISTRIBUTIONS                              0.05      0.01            0.00
================================================================================
Net Asset Value--End of Period               $  12.42 $   13.84      $    11.10
================================================================================

TOTAL RETURN(c)                                (9.88%)   24.80%        11.00%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)     $183,084 $ 220,316      $    9,179
Ratio of Expenses to Average
  Net Assets(e)(f)                              1.07%     1.09%         1.39%(g)
Ratio of Net Investment Income to
  Average Net Assets(f)                         0.46%     0.66%         0.67%(g)
Portfolio Turnover Rate                          132%      114%           37%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
(g)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)















[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A757 9281 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-GROWTH FUND (FORMERLY, BLUE CHIP GROWTH FUND)







                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001   [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

   The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-GROWTH FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:          VIF - GROWTH FUND

This line graph compares the value of a $10,000 investment in VIF - Growth Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Russell 1000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

                                                     Russell 1000
            VIF - Growth Fund     S&P 500 Index(2)   Growth Index(2)

 8/97       $10,000               $10,000            $10,000
12/97       $10,690               $10,850            $10,651
12/98       $14,858               $13,953            $14,774
12/99       $19,192               $16,887            $19,673
12/00       $14,731               $15,351            $15,262
12/01       $ 8,210               $13,527            $12,146

   For the 12-month period ended December 31, 2001, the value of your shares declined 44.27%. In comparison, the S&P 500 Index fell 11.88% and the Russell 1000 Growth Index declined 20.42% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   Although the second and fourth quarters of 2001 saw upswings in growth stocks, these rebounds were overshadowed by dire market conditions in the first and third quarters, when acknowledgement of a weakening economy and fall-out from the September 11 terrorist attacks severely undermined the performance of many companies in the fund. The technology sector was particularly hard-hit, and our substantial weighting in this area was the primary detractor from our annual performance. For example, optical networking firm Applied Micro Circuits, networking storage company Brocade Communications Systems, and fiber optics leader JDS Uniphase all fell sharply in response to the economic slowdown.

--------------------------------------------------------------------------------
                                 VIF-GROWTH FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                  (44.27%)
--------------------------------------------------------------------------------
3 years                                                                 (17.94%)
--------------------------------------------------------------------------------
Since inception (8/97)                                                     4.43%
--------------------------------------------------------------------------------

   Yet we retained these and other high-quality technology names in the portfolio throughout the market turbulence, confident in their long-term growth prospects. And, indeed, once conditions improved for the stock market at the end of the year, the very holdings that had been weighing the fund down drove a fourth-quarter surge. At the same time, we did trim or sell any technology names whose balance sheets were not as strong. This allowed us to concentrate on those companies that we believe are best equipped to emerge successfully from 2001's bear market.

   Holdings that performed more consistently throughout the year typically were those recognized for their relative stability, such as Citigroup Inc, deemed attractive because of its diversified financial businesses. Home Depot also outperformed the broad market, aided by an upswing in home improvements stemming from strong mortgage refinance activity. We were impressed with Microsoft Corp's annual return as well. The company's strides toward resolving its antitrust woes helped it post a gain in a largely dismal year for technology firms. Finally, online auction house eBay Inc continued to bolster the fund's performance, having effectively set itself apart from the competition in 2001 by bringing buyers and sellers together in an environment that simply does not have an offline counterpart.

  Looking ahead, we expect the Federal Reserve's policy of easing interest rates in 2001 will pave the way for a sustained economy recovery in 2002 -- which should favor the growth stocks in which we invest. Specifically, semiconductor companies appear poised for a good year, with inventories shrinking and orders picking up. Online retailers also appeal to us, as many exceeded investors' expectations this past holiday. With top names like eBay Inc finally establishing credibility, we could see momentum pushing these elite Internet names forward in the coming year.

FUND MANAGEMENT

TRENT E. MAY, CFA

     Senior Vice President, INVESCO Funds Group. BS, Florida Institute of Technology; MBA, Rollins College. Joined INVESCO in 1996. Began investment career in 1991.

DOUGLAS J. MCELDOWNEY, CFA, CPA

     Vice President, INVESCO Funds Group. BA, University of Kentucky; MBA, Rollins College. Joined INVESCO in 1999. Began investment career in 1984.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
GROWTH FUND
90.21 COMMON STOCKS
2.16  APPLICATION SOFTWARE
      BEA Systems(a)                                     3,730     $   57,442
      Check Point Software Technologies Ltd(a)           1,260         50,261
================================================================================
                                                                      107,703
3.70  BIOTECHNOLOGY
      Genentech Inc(a)                                   2,765        150,001
      Human Genome Sciences(a)                             300         10,116
      Millennium Pharmaceuticals(a)                        600         14,706
      Protein Design Labs(a)                               300          9,840
================================================================================
                                                                      184,663
2.09  CABLE & SATELLITE OPERATORS
      EchoStar Communications Class A Shrs(a)            1,565         42,991
      USA Networks(a)                                    2,240         61,174
================================================================================
                                                                      104,165
3.49  CABLE & SATELLITE PROGRAMMERS
      Liberty Media Class A Shrs(a)                     12,430        174,020
================================================================================
3.62  COMPUTER HARDWARE
      Sun Microsystems(a)                               14,685        180,626
================================================================================
5.59  COMPUTER STORAGE & PERIPHERALS
      Brocade Communications Systems(a)                  7,890        261,317
      Network Appliance(a)                                 800         17,496
================================================================================
                                                                      278,813
3.47  DIVERSIFIED FINANCIAL SERVICES
      Citigroup Inc                                      3,428        173,045
================================================================================
0.86  ELECTRONIC EQUIPMENT & INSTRUMENTS
      Flextronics International Ltd(a)                   1,780         42,702
================================================================================
1.10  HEALTH CARE EQUIPMENT
      Medtronic Inc                                      1,075         55,051
================================================================================
1.38  HOME IMPROVEMENT RETAIL
      Home Depot                                         1,347         68,710
================================================================================
0.77  INDUSTRIAL CONGLOMERATES
      General Electric                                     955         38,276
================================================================================
1.15  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Qwest Communications International                 2,455         34,689
      WorldCom Inc-WorldCom Group(a)                     1,600         22,528
================================================================================
                                                                       57,217
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
3.80  INTERNET RETAIL
      eBay Inc(a)                                        2,830     $  189,327
================================================================================
0.60  INTERNET SOFTWARE & SERVICES
      VeriSign Inc(a)                                      787         29,937
================================================================================
5.79  INVESTMENT ADVISER/BROKER DEALER SERVICES
      Goldman Sachs Group                                1,360        126,140
      Merrill Lynch & Co                                   410         21,369
      Schwab (Charles) Corp                              9,110        140,932
================================================================================
                                                                      288,441
4.34  MOVIES & ENTERTAINMENT
      AOL Time Warner(a)                                 5,340        171,414
      Gemstar-TV Guide International(a)                  1,620         44,874
================================================================================
                                                                      216,288
0.51  NATURAL GAS PIPELINES
      El Paso                                              565         25,205
================================================================================
4.56  NETWORKING EQUIPMENT
      Cisco Systems(a)                                  12,550        227,280
================================================================================
0.98  PERSONAL PRODUCTS
      Gillette Co                                        1,455         48,597
================================================================================
4.91  PHARMACEUTICALS
      Pfizer Inc                                         4,535        180,720
      Pharmacia Corp                                     1,500         63,975
================================================================================
                                                                      244,695
0.80  RESTAURANTS
      Krispy Kreme Doughnuts(a)                            900         39,780
================================================================================
3.05  SEMICONDUCTOR EQUIPMENT
      Applied Materials(a)                               1,945         77,994
      ASM Lithography Holding NV New York
        Registered Shrs(a)                               4,345         74,082
================================================================================
                                                                      152,076
20.34 SEMICONDUCTORS
      Analog Devices(a)                                  3,930        174,453
      Applied Micro Circuits(a)                         15,655        177,215
      Maxim Integrated Products(a)                       4,150        217,917
      Taiwan Semiconductor Manufacturing Ltd
        Sponsored ADR Representing 5 Ord Shrs            9,070        155,732
      Texas Instruments                                  2,230         62,440
      Vitesse Semiconductor(a)                           5,930         73,710
      Xilinx Inc(a)                                      3,900        152,295
================================================================================
                                                                    1,013,762
0.88  SOFT DRINKS
      Coca-Cola Co                                         925         43,614
================================================================================
4.59  SYSTEMS SOFTWARE
      Microsoft Corp(a)                                  1,390         92,088
      Oracle Corp(a)                                     4,485         61,938

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      VERITAS Software(a)                                1,670     $   74,866
================================================================================
                                                                      228,892
5.68  TELECOMMUNICATIONS EQUIPMENT
      JDS Uniphase(a)                                   16,225        141,644
      Nokia Corp Sponsored ADR Representing Ord Shrs     3,400         83,402
      QUALCOMM Inc(a)                                    1,145         57,823
================================================================================
                                                                      282,869
      TOTAL COMMON STOCKS (COST $4,661,325)                         4,495,754
================================================================================
9.79  SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 12/31/2001 due 1/2/2002 at 1.740%,
        repurchased at $488,047 (Collateralized by
        Federal Home Loan Bank Bonds, due 11/29/2002
        at 2.155%, value $500,638) (Cost $488,000)   $ 488,000        488,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $5,149,325)                                          $4,983,754
================================================================================

(a)  Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                       GROWTH
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $  5,149,325
================================================================================
  At Value(a)                                                    $  4,983,754
Cash                                                                   14,100
Receivables:
  Investment Securities Sold                                            2,568
  Fund Shares Sold                                                     10,544
  Dividends and Interest                                                  521
Prepaid Expenses and Other Assets                                         786
================================================================================
TOTAL ASSETS                                                        5,012,273
================================================================================
LIABILITIES
Payable For Fund Shares Repurchased                                       150
Accrued Expenses and Other Payables                                     2,089
================================================================================
TOTAL LIABILITIES                                                       2,239
================================================================================
NET ASSETS AT VALUE                                              $  5,010,034
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  8,844,261
Accumulated Undistributed Net Investment Loss                             (50)
Accumulated Undistributed Net Realized Loss
  on Investment Securities                                         (3,668,606)
Net Depreciation of Investment Securities                            (165,571)
================================================================================
NET ASSETS AT VALUE                                              $  5,010,034
================================================================================
Shares Outstanding                                                    647,812
NET ASSET VALUE, Offering and Redemption Price per Share         $       7.73
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $488,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                       GROWTH
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      8,302
Interest                                                               16,000
Securities Loaned Income                                                   20
  Foreign Taxes Withheld                                                 (139)
================================================================================
  TOTAL INCOME                                                         24,183
================================================================================
EXPENSES
Investment Advisory Fees                                               38,495
Administrative Services Fees                                           22,002
Custodian Fees and Expenses                                            13,028
Directors' Fees and Expenses                                            9,115
Interest Expenses                                                         229
Professional Fees and Expenses                                         16,175
Registration Fees and Expenses                                             73
Reports to Shareholders                                                    91
Transfer Agent Fees                                                     5,000
Other Expenses                                                            755
================================================================================
  TOTAL EXPENSES                                                      104,963
  Fees and Expenses Absorbed by Investment Adviser                    (35,861)
  Fees and Expenses Paid Indirectly                                    (1,175)
================================================================================
     NET EXPENSES                                                      67,927
================================================================================
NET INVESTMENT LOSS                                                   (43,744)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                         (3,359,155)
Change in Net Appreciation/Depreciation of Investment Securities      685,681
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                  (2,673,474)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $  (2,717,218)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
GROWTH FUND

                                                     YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001          2000
OPERATIONS
Net Investment Loss                                 $   (43,744) $    (17,445)
Net Realized Loss on Investment Securities           (3,359,155)     (303,105)
Change in Net Appreciation/Depreciation
  of Investment Securities                              685,681    (1,088,814)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (2,717,218)   (1,409,364)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities                    0       (79,745)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         6,483,803     4,177,449
Reinvestment of Distributions                                 0        79,745
================================================================================
                                                      6,483,803     4,257,194
Amounts Paid for Repurchases of Shares               (2,497,767)      (58,878)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        3,986,036     4,198,316
================================================================================
TOTAL INCREASE IN NET ASSETS                          1,268,818     2,709,207
NET ASSETS
Beginning of Period                                   3,741,216     1,032,009
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($50)
  and ($33), respectively)                          $ 5,010,034  $  3,741,216
================================================================================

              -----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             629,160       211,717
Shares Issued from Reinvestment of Distributions              0         5,392
================================================================================
                                                        629,160       217,109
Shares Repurchased                                     (251,162)       (3,223)
================================================================================
NET INCREASE IN FUND SHARES                             377,998       213,886
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund; the "Fund" presented herein), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. Effective October 1, 2001, Blue Chip Growth Fund's name changed to INVESCO Variable Investment Funds, Inc. - Growth Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $5,764,399
                                                                   ===========

   Gross Tax Unrealized Appreciation                                 $291,716
   Gross Tax Unrealized Depreciation                               (1,072,361)
                                                                   -----------
   Net Tax Depreciation on Investments                             $ (780,645)
                                                                    ==========

   Undistributed Ordinary Income                                   $        0
   Accumulated Capital Loss Carryovers                             (2,974,321)
   Cumulative Effect of Other Timing Differences                      (79,261)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $79,211, deferred directors' fees and foreign currency contracts.

The Fund reclassified $43,726 of net operating loss to paid-in capital.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.85% on the first $500 million of average net assets; reduced to 0.75% on the next $500 million of average net assets; reduced to 0.65% of average net assets in excess of $1 billion; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.85% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the year ended December 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,461,513 and $4,929,175, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the year ended December 31, 2001.

The independant directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. At December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, the Fund borrowed cash at a weighted average rate of 4.14%. The interest expense from interfund borrowings is recorded in the Statement of Operations as Interest Expense. At December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

                 ----------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Fund, formerly INVESCO Variable Blue Chip Growth Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 25, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP


Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31
--------------------------------------------------------------------------------------------------
                                               2001       2000        1999        1998     1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period      $   13.87  $   18.45   $   14.49   $   10.69  $   10.00
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)               (0.00)     (0.11)      (0.00)       0.00       0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (6.14)     (4.16)       4.21        4.14       0.64
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (6.14)     (4.27)       4.21        4.14       0.69
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00       0.00        0.00        0.04       0.00
Distributions from Capital Gains               0.00       0.31        0.25        0.30       0.00
==================================================================================================
TOTAL DISTRIBUTIONS                            0.00       0.31        0.25        0.34       0.00
==================================================================================================
Net Asset Value--End of Period            $    7.73  $   13.87   $   18.45   $   14.49  $   10.69
==================================================================================================

TOTAL RETURN(d)                             (44.27%)   (23.24%)      29.17%      38.99%   6.90%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)  $   5,010  $   3,741   $   1,032   $     371  $     266
Ratio of Expenses to Average
  Net Assets(f)(g)                             1.52%      1.85%       1.87%       1.57%   0.29%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(g)                   (0.96%)    (0.58%)     (0.38%)     (0.07%)   1.45%(h)
Portfolio Turnover Rate                         120%       148%        114%         78%     12%(e)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 1999 and 1998.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2001, 2000, 1999 and 1998, and the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.32%, 2.88%, 8.99%, 12.04% and 28.76% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.76%), (1.61%), (7.50%), (10.54%) and (27.02%) (annualized), respectively.
(h)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)















[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A16 9278 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HEALTH SCIENCES FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-HEALTH SCIENCES FUND

  The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:          VIF - HEALTH SCIENCES FUND

  This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Health Sciences Fund          S&P 500 Index(2)

 5/97       $10,000                             $10,000
12/97       $11,040                             $11,549
12/98       $15,771                             $14,852
12/99       $16,538                             $17,975
12/00       $21,589                             $16,340
12/01       $18,871                             $14,398

   For the 12-month period ended December 31, 2001, the value of your shares decreased 12.59%, slightly underperforming the return of the S&P 500 Index, which suffered a decline of 11.88% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   Against the year's volatile backdrop, the health care sector saw investors vacillate between a range of sub-sectors -- most notably pharmaceutical and biotechnology stocks. The former fared better in the first and third quarters of the year, when defensive investments were favored for their relative stability. Yet in the second and fourth quarters, investors turned their attention to higher-beta stocks, focusing on the biotechnology sector's growth prospects. Unfortunately, however, worries over corporate profitability and economic stability never quite receded, resulting in a down year for the sector.

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                               AS OF 12/01/01(1)

1 year                                                                  (12.59%)
--------------------------------------------------------------------------------
3 years                                                                   6.17%
-------------------------------------------------------------------------------
Since inception (5/97)                                                   14.76%
-------------------------------------------------------------------------------

   Key holdings in the portfolio detracting from performance included Pfizer Inc, a large, diversified pharmaceutical company, and Genentech Inc, one of our biotechnology positions. Pfizer -- in spite of having one of the industry's highest growth rates, a strong portfolio of existing products, and a promising pipeline of drugs under development -- was unable to rise above the generally unfavorable conditions. The company's stock was also hindered in the fourth quarter by an earnings warning from influential bellwether Merck & Co (not a fund holding). And while Genentech announced promising data on its colorectal cancer drug Avastin during the period, it also lost ground, falling victim to the market's extreme fluctuations.

   Conversely, many of the fund's largest holdings weathered the challenging year and even edged higher. Stalwart Johnson & Johnson, the fund's top holding as of December 31, 2001, was a consistent performer thanks to its strong fundamentals and classic defensive posture. We were also pleased with our specialty pharmaceuticals holdings -- smaller health care firms that either create and market a tighter range of targeted drugs or specialize in producing generic versions of popular medications.

   Leading this group were King Pharmaceuticals, bolstered by strong sales of its cardiovascular drug Altace, and Forest Laboratories, recognized for the success of its antidepressant Celexa. Forest's announcement in the fourth quarter of plans to in-license a drug called Benicar for the treatment of hypertension caused it to surge even higher as the year came to a close; the company having already proven itself with Celexa, the market gave it a great deal of credit for taking this new step.

   As we look ahead, we are optimistic that powerful trends in the health care industry, such as the aging of the baby boomers and the advent of new medical technologies, will continue to drive our holdings' long-term performance. We also remain committed to our bottom-up approach, and will keep targeting health care companies with products and fundamentals strong enough to precipitate gains in market share.

FUND MANAGEMENT

THOMAS R. WALD, CFA

     Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY OTHER MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND
97.50 COMMON STOCKS
25.98 BIOTECHNOLOGY
      Abgenix Inc(a)                                   187,140     $ 6,295,390
      Amgen Inc(a)                                     247,140      13,948,582
      Applera Corp-Applied Biosystems Group              2,000          78,540
      Genentech Inc(a)                                 223,140      12,105,345
      Genzyme Corp-General Division(a)                 198,880      11,904,957
      Gilead Sciences(a)                               158,480      10,415,306
      Human Genome Sciences(a)                         160,840       5,423,525
      IDEC Pharmaceuticals(a)                          194,150      13,382,759
      ImClone Systems(a)(b)                             93,700       4,353,302
      Millennium Pharmaceuticals(a)                    258,390       6,333,139
      Protein Design Labs(a)                           192,160       6,302,848
================================================================================
                                                                    90,543,693
12.79 HEALTH CARE EQUIPMENT
      Baxter International                             112,440       6,030,157
      Guidant Corp(a)                                  247,800      12,340,440
      Laboratory Corp of America Holdings(a)            42,080       3,402,168
      St Jude Medical(a)                               190,260      14,773,689
      Varian Medical Systems(a)                         75,780       5,400,083
      Zimmer Holdings(a)                                85,640       2,615,446
================================================================================
                                                                    44,561,983
2.11  HEALTH CARE FACILITIES
      HCA Inc                                           93,740       3,612,740
      Tenet Healthcare(a)                               63,420       3,724,022
================================================================================
                                                                     7,336,762
1.01  MANAGED HEALTH CARE
      First Health Group(a)                            142,220       3,518,523
================================================================================
55.61 PHARMACEUTICALS
      Abbott Laboratories                              268,880      14,990,060
      Allergan Inc                                      53,950       4,048,947
      American Home Products                           251,925      15,458,118
      AmerisourceBergen Corp                           275,548      17,511,075
      Andrx Group(a)                                    59,200       4,168,272
      Bristol-Myers Squibb                             152,000       7,752,000
      Cardinal Health                                  107,369       6,942,479
      Forest Laboratories(a)                           197,480      16,183,486
      Johnson & Johnson                                333,583      19,714,755
      King Pharmaceuticals(a)                          247,193      10,414,241

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Lilly (Eli) & Co                                  90,600     $ 7,115,724
      Medarex Inc(a)                                   194,660       3,496,094
      Pfizer Inc                                       475,576      18,951,704
      Pharmaceutical HOLDRs Trust Depository
        Receipts(c)                                     21,800       2,147,300
      Pharmaceutical Resources(a)                       78,000       2,636,400
      Pharmacia Corp                                   279,090      11,903,188
      Sanofi-Synthelabo SA                             162,600      12,132,484
      Schering-Plough Corp                             245,600       8,794,936
      Teva Pharmaceutical Industries Ltd Sponsored
        ADR Representing Ord Shrs                      152,980       9,428,157
================================================================================
                                                                   193,789,420
      TOTAL COMMON STOCKS (COST $305,831,948)                      339,750,381
================================================================================
2.50  SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repurchased
        at $8,712,842 (Collateralized by Federal Home
        Loan Bank Bonds, due 11/15/2004 at 3.375%,
        value $8,941,996) (Cost $8,712,000)        $ 8,712,000       8,712,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $314,543,948)                                       $348,462,381
================================================================================

(a)  Security is non-income producing.
(b) Loaned security, a portion or all of the security is on loan at December 31, 2001.
(c)  HOLDRS - Holding Company Depository Receipts.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001
                                                                       HEALTH
                                                                     SCIENCES
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $314,543,948
================================================================================
  At Value(a)                                                    $348,462,381
Cash                                                                    1,435
Receivables:
  Investment Securities Sold                                          146,375
  Fund Shares Sold                                                    185,302
  Dividends and Interest                                              106,386
Other Investments (Note 6)                                          5,258,342
Prepaid Expenses and Other Assets                                      15,301
================================================================================
TOTAL ASSETS                                                      354,175,522
================================================================================
LIABILITIES
Payables:
  Fund Shares Repurchased                                           5,608,253
  Securities Loaned                                                 5,258,342
Accrued Expenses and Other Payables                                     5,094
================================================================================
TOTAL LIABILITIES                                                  10,871,689
================================================================================
NET ASSETS AT VALUE                                              $343,303,833
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $365,571,423
Accumulated Undistributed Net Investment Loss                          (1,830)
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Foreign Currency Transactions                    (56,184,194)
Net Appreciation of Investment Securities
  and Foreign Currency Transactions                                33,918,434
================================================================================
NET ASSETS AT VALUE                                              $343,303,833
================================================================================
Shares Outstanding                                                 18,860,822
NET ASSET VALUE, Offering and Redemption Price per Share         $      18.20
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $8,712,000.

(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001
                                                                       HEALTH
                                                                     SCIENCES
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $  1,638,903
Dividends from Affiliated Investment Companies                         58,535
Interest                                                              421,973
Securities Loaned Income                                                6,891
  Foreign Taxes Withheld                                              (49,143)
================================================================================
  TOTAL INCOME                                                      2,077,159
================================================================================
EXPENSES
Investment Advisory Fees                                            2,276,866
Administrative Services Fees                                          814,497
Custodian Fees and Expenses                                            48,603
Directors' Fees and Expenses                                           17,856
Interest Expenses                                                       3,395
Professional Fees and Expenses                                         27,827
Registration Fees and Expenses                                          2,255
Reports to Shareholders                                                10,894
Transfer Agent Fees                                                     5,000
Other Expenses                                                         12,316
================================================================================
  TOTAL EXPENSES                                                    3,219,509
  Fees and Expenses Paid Indirectly                                    (3,825)
================================================================================
     NET EXPENSES                                                   3,215,684
================================================================================
NET INVESTMENT LOSS                                                (1,138,525)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                           (39,392,539)
  Foreign Currency Transactions                                      (911,267)
================================================================================
     Total Net Realized Loss                                      (40,303,806)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                            (6,765,420)
  Foreign Currency Transactions                                       364,825
================================================================================
     Total Net Appreciation/Depreciation                           (6,400,595)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                               (46,704,401)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(47,842,926)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HEALTH SCIENCES FUND
                                                         YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001          2000

OPERATIONS
Net Investment Income (Loss)                        $(1,138,525) $  1,052,971
Net Realized Loss on Investment Securities and
  Foreign Currency Transactions                     (40,303,806)  (15,612,832)
Change in Net Appreciation/Depreciation of Investment
  Securities and Foreign Currency Transactions       (6,400,595)   39,410,042
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   (47,842,926)   24,850,181
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                (1,158,454)      (30,299)
Net Realized Gain on Investment Securities                    0      (299,479)
================================================================================
TOTAL DISTRIBUTIONS                                  (1,158,454)     (329,778)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                       364,156,675   444,210,282
Reinvestment of Distributions                         1,158,454       329,778
================================================================================
                                                    365,315,129   444,540,060
Amounts Paid for Repurchases of Shares             (326,408,123) (127,313,779)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       38,907,006   317,226,281
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS             (10,094,374)  341,746,684
NET ASSETS
Beginning of Period                                 353,398,207    11,651,523
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income (Loss)
  of ($1,830) and $1,156,879, respectively)        $343,303,833  $353,398,207
================================================================================

                ------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          20,220,757    23,110,382
Shares Issued from Reinvestment of Distributions         63,685        16,629
================================================================================
                                                     20,284,442    23,127,011
Shares Repurchased                                  (18,340,383)   (6,937,598)
================================================================================
NET INCREASE IN FUND SHARES                           1,944,059    16,189,413
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund (the "Fund", presented herein), High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $1,158,454 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 36.06% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $319,129,083
                                                                   =============

   Gross Tax Unrealized Appreciation                               $ 40,679,854
   Gross Tax Unrealized Depreciation                                (11,346,556)
                                                                   -------------
   Net Tax Appreciation on Investments                             $ 29,333,298
                                                                   =============

   Undistributed Ordinary Income                                   $          0
   Accumulated Capital Loss Carryovers                              (47,087,866)
   Cumulative Effect of Other Timing Differences                     (4,513,022)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $4,511,250, deferred directors' fees and foreign currency contracts.

The Fund reclassified $1,138,036 of net operating loss to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; reduced to 0.55% of average net assets in excess of $700 million; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisor fee for the Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $330,799,076 and $262,350,471, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $1,095. Unfunded accrued pension costs of $0 and pension liability of $1,773 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of December 31, 2001, the Fund has on loan securities valued at $4,262,891. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, the Fund borrowed cash at a weighted average rate of 5.17%. The interest expense from interfund borrowings is recorded in the Statement of Operations as Interest Expenses. At December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

               ---------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Health Sciences Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period May 22, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31
--------------------------------------------------------------------------------------------------
                                               2001       2000        1999        1998     1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period       $  20.89  $   16.02  $    15.29  $    11.04  $   10.00
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                  (0.01)      0.05        0.02        0.05       0.10
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (2.62)      4.84        0.72        4.66       0.94
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (2.63)      4.89        0.74        4.71       1.04
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)        0.06       0.00        0.01        0.03       0.00
Distributions from Capital Gains               0.00       0.02        0.00        0.43       0.00
==================================================================================================
TOTAL DISTRIBUTIONS                            0.06       0.02        0.01        0.46       0.00
==================================================================================================
Net Asset Value--End of Period             $  18.20  $   20.89  $    16.02  $    15.29  $   11.04
==================================================================================================

TOTAL RETURN(d)                             (12.59%)     30.54%       4.86%      42.85%  10.40%(e)

RATIOS
Net Assets-- End of Period ($000 Omitted)  $343,304  $ 353,398  $   11,652  $    2,378  $     423
Ratio of Expenses to Average
  Net Assets(f)(g)                             1.06%      1.07%       1.48%       1.27%   0.60%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                      (0.38%)      0.68%       0.36%       0.35%   2.34%(h)
Portfolio Turnover Rate                         88%        145%        173%        107%    112%(e)

(a) From May 22, 1997, commencement of investment operations, to December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(h)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A12 9282 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
---------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
---------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HIGH YIELD FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                   December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

     Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-HIGH YIELD FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:          VIF - HIGH YIELD FUND

     This line graph compares the value of a $10,000 investment in VIF - High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

         VIF - High Yield Fund    Merrill Lynch High Yield Master Trust Index(2)

 5/94    $10,000                  $10,000
12/94    $10,060                  $10,225
12/95    $12,048                  $12,261
12/96    $14,047                  $13,617
12/97    $16,482                  $15,364
12/98    $16,716                  $15,926
12/99    $18,253                  $16,176
12/00    $16,121                  $15,563
12/01    $13,714                  $16,528

   For the 12-month period ended December 31, 2001, the value of VIF-High Yield Fund declined 14.93%. In comparison, the Merrill Lynch High Yield Master Trust Index gained 6.20%. (Of course, past performance is not a guarantee of future results.)(1),(2)

  The fund's underperformance can primarily be attributed to its above-market weightings in telecommunications bonds. Many of the companies in this area have been hit hard by the economic downturn, which prompted participants in all economic sectors to cut their budgets for telecom spending. These budget cuts resulted in demand for telecom services declining sharply. Also hurting several of our holdings was the market's risk aversion, which intensified throughout the year. Despite the Federal Reserve's easing campaign, investors' uneasiness translated into scarce liquidity, and many emerging telecom companies could not secure the funding they needed to operate or progress in their business models. Several participants in the group filed for bankruptcy.

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                  (14.93%)
--------------------------------------------------------------------------------
5 years                                                                  (0.48%)
--------------------------------------------------------------------------------
Since inception (5/94)                                                     4.24%
--------------------------------------------------------------------------------

  The year was not without bright spots, however. The fund's deep cyclical bonds performed well as the market began to look forward to an economic recovery during 2002. And several of the fund's bonds issued by media companies outperformed as well.

   Despite our disappointing results during the past year, our strategy remains consistent. We continue to employ a bottom-up approach to credit analysis and have made minimal changes to the fund's composition. To the extent that we have fine-tuned the portfolio, our trades have been motivated by our ongoing research, as well as our effort to increase the fund's diversification -- a move that we believe will temper overall volatility and normalize returns.

   We expect that market action in the coming months will likely be similar to that of December. In our opinion, interest rates have minimal room to trend any lower and could inch higher in the coming months. We agree with the growing consensus that the economy has either bottomed or is near its bottom. As such, we are optimistic about the prospects for the economy during 2002, particularly during the second half. A resurgent economy would be positive for high yield bonds.

FUND MANAGEMENT

ROBERT J. HICKEY

     Vice President, INVESCO Funds Group. BA, University of Wisconsin; MBA, Kellogg Graduate School of Management at Northwestern University. Joined INVESCO in 2001. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY OTHER MARKET INDEX.

THE FUND INVESTS PRIMARILY IN HIGH YIELD BONDS, SOME OF WHICH MAY BE RATED BELOW INVESTMENT GRADE. THESE HIGH YIELD BONDS MAY BE MORE SUSCEPTIBLE THAN HIGHER-GRADE BONDS TO REAL OR PERCEIVED ADVERSE ECONOMIC OR INDUSTRY CONDITIONS. THE SECONDARY MARKET, ON WHICH HIGH YIELD BONDS ARE TRADED, MAY ALSO BE LESS LIQUID THAN THE MARKET FOR HIGHER-GRADE BONDS.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
66.57 FIXED INCOME SECURITIES--CORPORATE BONDS
2.80  ALTERNATIVE CARRIERS
      Global Crossing Holdings Ltd, Sr Sub Notes(i), 8.700%, 8/1/2007    BD     $ 2,500,000 $  225,000
      GT Group Telecom, Sr Discount Step-Up Notes
        Zero Coupon(a), 2/1/2010                                         CA     $   400,000     52,000
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 12/1/2008                    $ 3,340,000    935,200
        Sr Notes, 9.125%, 5/1/2008                                              $   500,000    235,000
      United Pan-Europe Communications NV, Sr Discount
        Step-Up Notes, Series B, Zero Coupon(a), 8/1/2009                NL     $   269,000     21,520
=======================================================================================================
                                                                                             1,468,720
7.80  BROADCASTING--RADIO/TV
      Chancellor Media of Los Angeles
        Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                           $   500,000    520,000
        Sr Sub Notes, Series B, 8.125%, 12/15/2007                              $ 2,000,000  2,070,000
      Fox Family Worldwide, Sr Discount Notes
        9.275%, 11/1/2007                                                       $   950,000    948,812
      Sinclair Broadcast Group, Sr Sub Notes(b), 8.750%, 12/15/2011             $   250,000    250,000
      XM Satellite Radio, Sr Secured Notes, 14.000%, 3/15/2010                  $   250,000    197,813
      Young Broadcasting, Sr Notes(b), 8.500%, 12/15/2008                       $   100,000    100,500
=======================================================================================================
                                                                                             4,087,125
5.06  CABLE & SATELLITE OPERATORS
      NTL Communications, Sr Notes, Series B, 11.875%, 10/1/2010                $   250,000     87,500
      NTL Inc
        Conv Sub Notes, 5.750%, 12/15/2009                                      $   500,000     53,750
        Conv Sub Notes(b), 5.750%, 12/15/2009                                   $   450,000     48,375
        Sr Deferred Step-Up Notes, Series B, Zero Coupon(a), 4/1/2008           $   500,000    140,000
      Renaissance Media Group LLC, Gtd Sr Discount Step-Up Notes
        Zero Coupon(a), 4/15/2008                                               $ 1,000,000    800,000
      Star Choice Communications, Sr Secured Notes
        13.000%, 12/15/2005                                              CA     $ 1,450,000  1,522,500
=======================================================================================================
                                                                                             2,652,125
1.87  CASINOS & GAMING
      Park Place Entertainment, Sr Sub Notes, 8.125%, 5/15/2011                 $ 1,000,000    977,500
=======================================================================================================
0.32  CONSTRUCTION & FARM MACHINERY
      Terex Corp, Sr Sub Notes(b), 9.250%, 7/15/2011                            $   170,000    170,000
=======================================================================================================
0.18  DIVERSIFIED CHEMICALS
      Huntsman Corp, Sr Sub Notes(b), 9.500%, 7/1/2007                          $   500,000     92,500
=======================================================================================================
1.25  DIVERSIFIED COMMERCIAL SERVICES
      MDC Communications, Sr Sub Notes, 10.500%, 12/1/2006               CA     $   900,000    657,000
=======================================================================================================
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
1.37  DIVERSIFIED FINANCIAL SERVICES
      Madison River Capital LLC/Madison River Finance
        Sr Notes, 13.250%, 3/1/2010                                             $ 1,000,000 $  720,000
=======================================================================================================
10.55 ELECTRIC UTILITIES
      Duquesne Light
        1st Collateral Trust, 8.375%, 5/15/2024                                 $   500,000    517,935
        Collateral Trust Medium-Term Notes, Series B
          8.200%, 11/15/2022                                                    $   500,000    504,663
      El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006                $   400,000    435,361
      Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005                     $ 1,500,000  1,682,925
      Western Resources, Sr Notes
        6.875%, 8/1/2004                                                        $   500,000    482,305
        6.250%, 8/15/2018                                                       $ 2,000,000  1,902,720
=======================================================================================================
                                                                                             5,525,909
0.71  ENVIRONMENTAL SERVICES
      Waste Management, Sr Notes, 6.500%, 11/15/2008                            $   375,000    370,315
=======================================================================================================
1.51  HEALTH CARE EQUIPMENT
      Packard BioScience, Sr Sub Notes, Series B, 9.375%, 3/1/2007              $   750,000    788,438
=======================================================================================================
0.51  HEALTH CARE SUPPLIES
      United Surgical Partners, Sr Sub Notes(b), 10.000%, 12/15/2011            $   270,000    265,950
=======================================================================================================
10.18 INTEGRATED TELECOMMUNICATION SERVICES
      AT&T Canada, Sr Notes, 7.650%, 9/15/2006                           CA     $   500,000    326,163
      CFW Communications, Sr Notes, 13.000%, 8/15/2010                          $   750,000    540,000
      COLT Telecom Group PLC, Sr Discount Notes
        12.000%, 12/15/2006                                              UK     $ 1,000,000    880,000
      Crown Castle International, Sr Notes, 9.375%, 8/1/2011                    $   500,000    458,750
      Diamond Cable Communications PLC
        Sr Discount Notes, 11.750%, 12/15/2005                           UK     $   500,000    130,000
        Sr Discount Step-Up Notes, Zero Coupon(a), 2/15/2007             UK     $   900,000    216,000
      Esprit Telecom Group PLC, Sr Notes(c), 11.500%, 12/15/2007         UK     $   750,000      1,875
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                                       $   395,000    385,125
      McLeodUSA Inc, Sr Notes(j)
        12.000%, 7/15/2008                                                      $   600,000    138,000
        11.500%, 5/1/2009                                                       $   500,000    110,000
      MetroNet Communications, Sr Discount Step-Up Notes
        Zero Coupon(a)
           11/1/2007                                                     CA     $   250,000    158,506
           6/15/2008                                                     CA     $ 3,400,000  1,712,787
      NEXTLINK Communications LLC
        Sr Discount Step-Up Notes, Zero Coupon(a), 4/15/2008                    $ 1,000,000    105,000
        Sr Notes, 10.750%, 11/15/2008                                           $   500,000     60,000
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                                            $   940,000    112,800
=======================================================================================================
                                                                                             5,335,006
6.31  INTEGRATED TELECOMMUNICATION
        SERVICES--LONG DISTANCE
      Allegiance Telecom, Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 2/15/2008                                     $ 1,000,000    440,000
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
      Esat Holdings Ltd, Sr Deferred Step-Up Notes, Series B
        Zero Coupon(a), 2/1/2007                                         IE     $ 2,150,000 $2,279,768
      Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008     IE     $   500,000    585,791
=======================================================================================================
                                                                                             3,305,559
1.39  LIFE & HEALTH INSURANCE
      Conseco Inc, Notes, 8.500%, 10/15/2002                                    $ 1,000,000    730,000
=======================================================================================================
1.59  MOVIES & ENTERTAINMENT
      Ackerly Group, Sr Sub Notes, Series B, 9.000%, 1/15/2009                  $   500,000    530,625
      CSC Holdings, Sr Notes, Series B, 7.625%, 4/1/2011                        $   300,000    300,413
=======================================================================================================
                                                                                               831,038
2.07  OIL & GAS DRILLING
      Pride International, Sr Notes, 10.000%, 6/1/2009                          $ 1,000,000  1,085,000
=======================================================================================================
1.09  OIL & GAS EQUIPMENT & SERVICES
      Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                         $   600,000    570,000
=======================================================================================================
2.05  OIL & GAS EXPLORATION & PRODUCTION
      Forest Oil, Sr Notes, 8.000%, 6/15/2008                                   $ 1,070,000  1,075,350
=======================================================================================================
0.46  PAPER PACKAGING
      Appleton Papers, Sr Sub Notes(b), 12.500%, 12/15/2008                     $   250,000    240,000
=======================================================================================================
0.63  PAPER PRODUCTS
      Bear Island Paper LLC/Bear Island Finance II
        Sr Secured Notes, Series B, 10.000%, 12/1/2007                          $   350,000    332,500
=======================================================================================================
0.88  PUBLISHING & PRINTING
      Key3Media Group, Gtd Sr Sub Notes, 11.250%, 6/15/2011                     $   550,000    462,000
=======================================================================================================
0.20  SPECIALTY CHEMICALS
      IMC Global, Gtd Sr Notes, Series B, 11.250%, 6/1/2011                     $   100,000    106,500
=======================================================================================================
1.40  SPECIALTY STORES
      United Rentals, Gtd Sr Sub Notes, Series B, 8.800%, 8/15/2008             $   750,000    731,250
=======================================================================================================
0.47  STEEL
      Oregon Steel Mills, Gtd 1st Mortgage, 11.000%, 6/15/2003                  $   250,000    246,250
=======================================================================================================
0.19  TELECOMMUNICATIONS EQUIPMENT
       Alpine Group, Gtd Sr Secured Notes, Series B(d), 12.250%, 7/15/2003      $   200,000    100,000
=======================================================================================================
0.49  TOBACCO
      DIMON Inc, Sr Notes(b), 9.625%, 10/15/2011                                $   250,000    258,750
=======================================================================================================
3.24  WIRELESS TELECOMMUNICATION SERVICES
      Horizon PCS, Sr Notes(b), 13.750%, 6/15/2011                              $   290,000    288,550
      McCaw International Ltd, Sr Discount Step-Up Notes
        Zero Coupon(a), 4/15/2007                                               $   800,000     40,000
      Nextel Communications, Sr Notes
        9.500%, 2/1/2011                                                        $   250,000    195,000
        9.375%, 11/15/2009                                                      $   300,000    237,000
      Nextel International, Sr Notes, 12.750%, 8/1/2010                         $   500,000     35,000
      Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                    CA     $   165,000    163,350
      VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                       $   650,000    737,750
=======================================================================================================
                                                                                             1,696,650
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
      TOTAL FIXED INCOME SECURITIES
        (AMORTIZED COST $49,874,127)                                                       $34,881,435
=======================================================================================================
1.99  COMMON STOCKS & WARRANTS
0.01  BROADCASTING--RADIO/TV
      XM Satellite Radio Warrants(e) (Exp 2010)                                         250      7,500
=======================================================================================================
0.52  INTEGRATED TELECOMMUNICATION SERVICES
      Focal Communications(e)                                                       488,106    273,701
=======================================================================================================
0.01  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Ntelos Inc Warrants(b)(e) (Exp 2010)                                              750      3,750
      STARTEC Global Communications Warrants(b)(e) (Exp 2008)                           150          2
=======================================================================================================
                                                                                                 3,752
0.00  INTERNET SOFTWARE & SERVICES
      Wam!Net Warrants(b)(e) (Exp 2005)                                                 900          9
=======================================================================================================
1.45  INVESTMENT COMPANIES
      Dresdner RCM Global Strategic Income Closed End Fund                          116,100    758,133
=======================================================================================================
      TOTAL COMMON STOCKS & WARRANTS
        (COST $1,788,013)                                                                    1,043,095
=======================================================================================================
4.84  PREFERRED STOCKS
0.03  ALTERNATIVE CARRIERS
      Global Crossing Holdings Ltd, Sr Exchangeable Pfd(f)(i), 10.500%   BD           4,210      4,210
      Global Crossing Ltd, Conv Pfd(i), 6.750%                           BD           2,250     11,812
=======================================================================================================
                                                                                                16,022
0.00  INTEGRATED TELECOMMUNICATION SERVICES
      XO Communications, Sr Exchangeable Pfd(f), 14.000%                             17,892        179
=======================================================================================================
0.86  MOVIES & ENTERTAINMENT
      CSC Holdings
        Conv Pfd, Series H Shrs(f), 11.750%                                           2,000    213,000
        Pfd, Series M Shrs(f), 11.125%                                                2,250    237,375
=======================================================================================================
                                                                                               450,375
3.95  WIRELESS TELECOMMUNICATION SERVICES
      Nextel Communications, Exchangeable Pfd
        Series D Shrs(f), 13.000%                                                     1,099    648,410
        Series E Shrs(f), 11.125%                                                     2,838  1,419,000
=======================================================================================================
                                                                                             2,067,410
      TOTAL PREFERRED STOCKS (COST $5,390,841)                                               2,533,986
=======================================================================================================
0.40  OTHER SECURITIES
0.00  ALTERNATIVE CARRIERS
      GT Group Telecom, Units(b)(e) (Each unit consists of one Sr
        Discount Note, 13.250%, 2/1/2010 and one wrnt to purchase
        4.91060 Class B non-voting shrs of cmn stk)                      CA             400      2,000
=======================================================================================================
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
0.40  ELECTRIC UTILITIES
      Alliant Energy Resources, Sr Sub Exchangeable Step-Down Notes(b)
        PAY PHONES(g), 7.250%(h), 2/15/2030 (Each shr exchangeable
        for 2.5 shrs McLeodUSA(j) cmn stk)                                            7,000 $  209,125
=======================================================================================================
      TOTAL OTHER SECURITIES (COST $493,250)                                                   211,125
=======================================================================================================
26.20 SHORT-TERM INVESTMENTS
5.92  INVESTMENT COMPANIES
      INVESCO Treasurer's Series Money Market Reserve Fund, 1.613%
        (Cost $3,102,935)                                                         3,102,935  3,102,935
=======================================================================================================
20.28 REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated 12/31/2001 due
        1/2/2002 at 1.740%, repurchased at $10,630,027 (Collateralized by Federal Home Loan Bank Bonds due 11/29/2002 at 2.155%, value
        $10,848,819) (Cost $10,629,000)                                         $10,629,000 10,629,000
=======================================================================================================
      TOTAL SHORT-TERM INVESTMENTS (COST $13,731,935)                                       13,731,935
=======================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $71,278,166)                                                                 $52,401,576
=======================================================================================================

(a) Step-up securities are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.
(b) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.
(c) Security is a defaulted security with respect to cumulative interest payments of $86,250 at December 31, 2001.
(d)  Security is a fair valued security.
(e)  Security is non-income producing.
(f) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.
(g) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.
(h) Step-down securities are obligations which decrease the interest payment rate at a specific point in time. Rate shown reflects current rate which may step down at a future date.
(i)  The company filed for bankruptcy on January 28, 2002.
(j)  The company filed for bankruptcy on January 31, 2002.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                     % OF
                                    COUNTRY    INVESTMENT
COUNTRY                                CODE    SECURITIES             VALUE
--------------------------------------------------------------------------------
Bermuda                                  BD         0.46%      $    241,022
Canada                                   CA         8.77          4,594,306
Ireland                                  IE         5.47          2,865,559
Netherlands                              NL         0.04             21,520
United Kingdom                           UK         2.34          1,227,875
United States                                      82.92         43,451,294
================================================================================
                                                  100.00%      $ 52,401,576
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                         HIGH
                                                                        YIELD
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $ 71,278,166
================================================================================
  At Value(a)                                                    $ 52,401,576
Receivables:
  Fund Shares Sold                                                    283,520
  Dividends and Interest                                              760,489
Prepaid Expenses and Other Assets                                       2,061
================================================================================
TOTAL ASSETS                                                       53,447,646
================================================================================
LIABILITIES
Payables:
  Custodian                                                            11,657
  Investment Securities Purchased                                     170,000
  Fund Shares Repurchased                                              29,373
Accrued Expenses and Other Payables                                     9,042
================================================================================
TOTAL LIABILITIES                                                     220,072
================================================================================
NET ASSETS AT VALUE                                              $ 53,227,574
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $ 80,631,068
Accumulated Undistributed Net Investment Income                     5,994,501
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Foreign Currency Transactions                    (14,521,405)
Net Depreciation of Investment Securities                         (18,876,590)
================================================================================
NET ASSETS AT VALUE                                              $ 53,227,574
================================================================================
Shares Outstanding                                                  6,969,123
NET ASSET VALUE, Offering and Redemption Price per Share         $       7.64
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $10,629,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                         HIGH
                                                                        YIELD
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    547,329
Dividends from Affiliated Investment Companies                        103,096
Interest                                                            5,968,802
================================================================================
  TOTAL INCOME                                                      6,619,227
================================================================================
EXPENSES
Investment Advisory Fees                                              375,479
Administrative Services Fees                                          175,836
Custodian Fees and Expenses                                            11,851
Directors' Fees and Expenses                                           10,706
Professional Fees and Expenses                                         19,940
Registration Fees and Expenses                                            172
Reports to Shareholders                                                25,700
Transfer Agent Fees                                                     5,000
Other Expenses                                                         12,770
================================================================================
  TOTAL EXPENSES                                                      637,454
  Fees and Expenses Paid Indirectly                                    (2,837)
================================================================================
     NET EXPENSES                                                     634,617
================================================================================
NET INVESTMENT INCOME                                               5,984,610
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                           (12,493,736)
  Foreign Currency Transactions                                        (2,622)
================================================================================
     Total Net Realized Loss                                      (12,496,358)
================================================================================
Change in Net Appreciation/Depreciation of Investment Securities   (4,704,787)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                               (17,201,145)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(11,216,535)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                         YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001          2000
OPERATIONS
Net Investment Income                             $   5,984,610 $   5,721,446
Net Realized Loss on Investment Securities and
  Foreign Currency Transactions                     (12,496,358)     (703,499)
Change in Net Appreciation/Depreciation of
  Investment Securities                              (4,704,787)  (11,767,695)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS          (11,216,535)   (6,749,748)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                (5,732,065)     (479,587)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        60,209,700    32,494,414
Reinvestment of Distributions                         5,732,065       479,587
================================================================================
                                                     65,941,765    32,974,001
Amounts Paid for Repurchases of Shares              (47,166,690)  (32,722,172)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       18,775,075       251,829
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,826,475    (6,977,506)
NET ASSETS
Beginning of Period                                  51,401,099    58,378,605
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $5,994,501 and
  $5,719,742, respectively)                       $ 53,227,574  $  51,401,099
================================================================================

              ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                           6,013,817     2,907,256
Shares Issued from Reinvestment of Distributions        750,284        47,625
================================================================================
                                                      6,764,101     2,954,881
Shares Repurchased                                   (4,899,874)   (2,923,203)
================================================================================
NET INCREASE IN FUND SHARES                           1,864,227        31,678
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund (the "Fund", presented herein), Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek a high level of current income by investing primarily in lower rated bonds, other debt securities and preferred stocks. INVESCO Variable Investment Fund, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Equity securities and closed-end investment companies traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investment in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $5,732,065 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 10.06% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                           $ 71,553,514
                                                                  =============

   Gross Tax Unrealized Appreciation                              $    240,850
   Gross Tax Unrealized Depreciation                               (19,392,788)
                                                                  -------------
   Net Tax Depreciation on Investments                            $(19,151,938)
                                                                  =============

   Undistributed Ordinary Income                                  $  5,997,153
   Accumulated Capital Loss Carryovers                             (11,408,615)
   Cumulative Effect of Other Timing Differences                    (2,840,094)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2007, 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $2,837,442, deferred directors' fees and foreign currency contracts.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.60% on the first $500 million of average net assets; reduced to 0.55% on the next $500 million of average net assets; reduced to 0.45% of average net assets in excess of $1 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisor fee for the Fund is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $60,009,309 and $51,806,732, respectively. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were $1,555,078 and $1,575,469, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $201. Unfunded accrued pension costs of $0 and pension liability of $2,652 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001 there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

NOTE 8 -- SUBSEQUENT EVENTS. Subsequent to the year ended December 31, 2001, the Fund has written-off $70,799 of interest income/ receivable that was determined to be uncollectible.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Yield Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado

February 4, 2002

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------
                                                  2001     2000     1999     1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period          $  10.07 $  11.51 $  11.31 $  12.46  $  11.78
============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.67     1.12     0.93     0.97      0.78
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (2.17)   (2.46)    0.11    (0.80)     1.26
============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (1.50)   (1.34)    1.04     0.17      2.04
============================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.93     0.10     0.84     0.98      0.78
Distributions from Capital Gains                  0.00     0.00     0.00     0.34      0.58
============================================================================================
TOTAL DISTRIBUTIONS                               0.93     0.10     0.84     1.32      1.36
============================================================================================
Net Asset Value--End of Period                $   7.64 $  10.07 $  11.51 $  11.31  $  12.46
============================================================================================

TOTAL RETURN(a)                                (14.93%) (11.68%)    9.20%    1.42%    17.33%

RATIOS
Net Assets--End of Period ($000 Omitted)      $ 53,228 $ 51,401 $ 58,379 $ 42,026  $ 30,881
Ratio of Expenses to Average Net Assets(b)(c)     1.02%    1.05%    1.05%    0.85%    0.83%
Ratio of Net Investment Income
  to Average Net Assets(c)                        9.56%    9.94%    8.81%    8.99%    8.67%
Portfolio Turnover Rate                            109%     118%     143%     245%     344%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94%, and ratio of net investment income to average net assets would have been 8.56%.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A93 9275 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-REAL ESTATE OPPORTUNITY FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                   December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, American confidence began to bounce back. The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism.

   Real estate investment trusts (REITs) resisted the weakness in the broader market, benefiting from the market's rotation into more defensive investments. Leading sectors included those offering investors the highest relative dividend yield, such as self-storage, health care, and mortgage REITs. Conversely, large-cap REITs, which had performed well throughout 2000, underperformed their small-cap counterparts.

VIF-REAL ESTATE OPPORTUNITY FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:              VIF - REAL ESTATE OPPORTUNITY FUND

     This line graph compares the value of a $10,000 investment in VIF - Real Estate Opportunity Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the NAREIT-Equity REIT Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Real Estate                                    NAREIT-Equity
            Opportunity Fund        S&P 500 Index(2)             REIT Index(2)

 4/98       $10,000                 $10,000                      $10,000
12/98       $ 8,412                 $11,287                      $ 8,288
12/99       $ 8,441                 $13,661                      $ 7,905
12/00       $10,858                 $12,418                      $ 9,989
12/01       $10,775                 $10,942                      $11,381

   For the 12-month period ended December 31, 2001, the value of your shares declined by 0.76%. This return lagged that of the NAREIT-Equity REIT Index, which rose 13.93%. However, the fund outperformed the S&P 500 Index, which declined 11.88% during the period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   Worried about the economy and unnerved by the September 11 terrorist attacks, investors generally sought investments offering stability in 2001. Real estate investment trusts benefited from this trend, as investors continued to appreciate the sector's high dividend yield and relatively consistent financial results. But 2001 also saw the REIT market rotate away from the large-cap, blue-chip REITs, such as office and diversified industrials, that led the market during 2000. Instead, investors moved into smaller, higher yielding, lower quality REITs, which were trading at discounts to blue-chip REITs. In addition, the strongest performing property types in 2001 included health care, self-storage, mortgage and retail REITs.

--------------------------------------------------------------------------------
                        VIF-REAL ESTATE OPPORTUNITY FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                               AS OF 12/31/01(1)

1 year                                                                   (0.76%)
--------------------------------------------------------------------------------
3 years                                                                    8.60%
--------------------------------------------------------------------------------
Since inception (4/98)                                                     2.01%
--------------------------------------------------------------------------------

   Our preference for blue-chip REITs held back our relative performance during the period, as this bias encouraged us to overweight office REITs, such as Equity Office Properties Trust. Office REITs lagged other REITs, pressured by the market's rotation and fundamental data indicating higher vacancy rates.

   After the September 11 attacks, we increased our exposure to hotel REITs -- a move that bolstered returns during the fourth quarter. Other areas that made positive contributions to performance were the fund's retailing exposure, including Simon Property Group and General Growth Properties, as well as its healthcare weighting, notably Health Care Property Investors.

   Going forward, we believe the economic uncertainties that led to investors favoring the group over the last year remain in place. And the REIT group's relatively high yield of about 7% on average, coupled with its relatively predictable revenue stream, could continue to attract investors in this environment.

   At the same time, we remain cautiously optimistic about the economy. Considering the magnitude of the stimuli provided by both the Federal Reserve and the Bush administration, it seems a recovery is in the making. With this in mind, we have trimmed our exposure to the more conservative REIT groups and we have increased our exposure to REITs that are better positioned to capitalize on the anticipated recovery.

FUND MANAGEMENT

SEAN D. KATOF

     Vice President, INVESCO Funds Group. BSBA, University of Colorado; MS, University of Colorado-Denver. Joined INVESCO in 1994. Began investment career in 1994.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST EQUITY MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND
81.99 COMMON STOCKS
0.64  CASINOS & GAMING
      Harrah's Entertainment(a)                            950     $   35,159
================================================================================
0.93  FOREST PRODUCTS
      Louisiana-Pacific Corp                             6,000         50,640
================================================================================
2.33  HOME IMPROVEMENT RETAIL
      Home Depot                                         1,400         71,414
      Lowe's Cos                                         1,200         55,692
================================================================================
                                                                      127,106
0.90  HOMEBUILDING
      Pulte Homes                                        1,100         49,137
================================================================================
3.78  INTEGRATED TELECOMMUNICATION SERVICES
      Crown Castle International(a)                     14,100        150,588
      SBA Communications Class A Shrs(a)                 4,300         55,986
================================================================================
                                                                      206,574
0.96  LEISURE FACILITIES
      Intrawest Corp                                     3,000         52,500
================================================================================
0.62  LIFE & HEALTH INSURANCE
      Principal Financial Group(a)                       1,400         33,600
================================================================================
2.57  PAPER PRODUCTS
      Bowater Inc                                        2,100        100,170
      Plum Creek Timber                                  1,418         40,200
================================================================================
                                                                      140,370
65.91 REAL ESTATE INVESTMENT TRUSTS
      AMB Property                                       3,600         93,600
      Apartment Investment & Management Class A Shrs     3,200        146,336
      Apex Mortgage Capital                              4,000         45,000
      Archstone-Smith Trust                              5,150        135,445
      Arden Realty                                       3,400         90,100
      Avalonbay Communities                              2,000         94,620
      Boston Properties                                  3,800        144,400
      CarrAmerica Realty                                 4,500        135,450
      Equity Office Properties Trust                     6,700        201,536
      Equity Residential Properties Trust SBI            5,200        149,292
      Federal Realty Investment Trust SBI                4,500        103,500
      General Growth Properties                          4,100        159,080
      Glimcher Realty Trust SBI                          4,900         92,267
      Health Care Property Investors                     1,400         50,694
      Home Properties of New York                        3,600        113,760
      Host Marriott                                      9,700         87,300
      iStar Financial                                    3,400         84,830
      Kimco Realty                                       4,450        145,471

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Koger Equity                                       6,400     $  104,320
      Mack-Cali Realty                                   3,800        117,876
      MeriStar Hospitality                               8,000        113,600
      Parkway Properties                                 2,300         76,360
      Prentiss Properties Trust                          3,700        101,565
      ProLogis Trust SBI                                 5,200        111,852
      Public Storage                                     2,700         90,180
      RFS Hotel Investors                                9,200        104,696
      Simon Property Group                               7,300        214,109
      SL Green Realty                                    4,800        147,408
      Vornado Realty Trust                               4,600        191,360
      Washington Real Estate Investment Trust SBI        6,200        154,318
================================================================================
                                                                    3,600,325
3.35  REAL ESTATE MANAGEMENT & DEVELOPMENT
      Catellus Development(a)                            4,900         90,160
      TrizecHahn Corp                                    5,900         92,630
================================================================================
                                                                      182,790
      TOTAL COMMON STOCKS (COST $4,255,069)                         4,478,201
================================================================================
18.01 SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repurchased
        at $984,095 (Collateralized by Federal Home Loan
        Bank Bonds, due 11/29/2002 at 2.155%, value
        $1,006,222) (Cost $984,000)                  $ 984,000        984,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $5,239,069)                                          $5,462,201
================================================================================

(a)  Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                  REAL ESTATE
                                                                  OPPORTUNITY
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $  5,239,069
================================================================================
  At Value(a)                                                    $  5,462,201
Cash                                                                   95,897
Receivables:
  Fund Shares Sold                                                        149
  Dividends and Interest                                               28,679
Prepaid Expenses and Other Assets                                       1,153
================================================================================
TOTAL ASSETS                                                        5,588,079
================================================================================
LIABILITIES
Payables:
  Securities Purchased                                                859,811
  Fund Shares Repurchased                                               1,935
Accrued Expenses and Other Payables                                     2,966
================================================================================
TOTAL LIABILITIES                                                     864,712
================================================================================
NET ASSETS AT VALUE                                              $  4,723,367
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $  4,641,363
Accumulated Undistributed Net Investment Income                       139,326
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                              (280,454)
Net Appreciation of Investment Securities                             223,132
================================================================================
NET ASSETS AT VALUE                                              $  4,723,367
================================================================================
Shares Outstanding                                                    473,856
NET ASSET VALUE, Offering and Redemption Price per Share         $       9.97
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $984,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                  REAL ESTATE
                                                                  OPPORTUNITY
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    174,491
Interest                                                                8,940
================================================================================
  TOTAL INCOME                                                        183,431
================================================================================
EXPENSES
Investment Advisory Fees                                               28,888
Administrative Services Fees                                           18,506
Custodian Fees and Expenses                                             5,701
Directors' Fees and Expenses                                            9,087
Professional Fees and Expenses                                         17,139
Registration Fees and Expenses                                             30
Reports to Shareholders                                                 1,763
Transfer Agent Fees                                                     5,000
Other Expenses                                                            709
================================================================================
  TOTAL EXPENSES                                                       86,823
  Fees and Expenses Absorbed by Investment Adviser                    (42,539)
  Fees and Expenses Paid Indirectly                                      (862)
================================================================================
     NET EXPENSES                                                      43,422
================================================================================
NET INVESTMENT INCOME                                                 140,009
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (246,672)
Change in Net Appreciation/Depreciation of Investment Securities       89,283
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (157,389)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $    (17,380)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
REAL ESTATE OPPORTUNITY FUND

                             0                          YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001           2000
OPERATIONS
Net Investment Income                               $   140,009   $     48,815
Net Realized Gain (Loss) on Investment Securities      (246,672)        48,716
Change in Net Appreciation/Depreciation of
  Investment Securities                                  89,283        149,115
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   (17,380)       246,646
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                   (48,063)        (5,931)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         7,182,050      2,425,607
Reinvestment of Distributions                            48,063          5,931
================================================================================
                                                      7,230,113      2,431,538
Amounts Paid for Repurchases of Shares               (4,897,030)      (842,004)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        2,333,083      1,589,534
================================================================================
TOTAL INCREASE IN NET ASSETS                          2,267,640      1,830,249
NET ASSETS
Beginning of Period                                   2,455,727        625,478
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $139,326 and $48,047,
  respectively)                                     $ 4,723,367   $  2,455,727
================================================================================

                 ----------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             727,773        259,895
Shares Issued from Reinvestment of Distributions          4,819            585
================================================================================
                                                        732,592        260,480
Shares Repurchased                                     (500,628)       (97,639)
================================================================================
NET INCREASE IN FUND SHARES                             231,964        162,841
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund (the "Fund", presented herein), Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation and income on securities principally engaged in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $48,063 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 1.79% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $5,269,673
                                                                   ===========

   Gross Tax Unrealized Appreciation                               $  269,679
   Gross Tax Unrealized Depreciation                                  (77,151)
                                                                   -----------
   Net Tax Appreciation on Investments                             $  192,528
                                                                   ===========

   Undistributed Ordinary Income                                   $  139,350
   Accumulated Capital Loss Carryovers                               (241,971)
   Cumulative Effect of Other Timing Differences                       (7,903)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $7,880, deferred directors' fees and foreign currency contracts.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.90% on the first $500 million of average net assets; reduced to 0.75% on the next $500 million of average net assets; reduced to 0.65% of average net assets in excess of $1 billion; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.90% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the year ended December 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,295,939 and $4,966,321, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the year ended December 31, 2001.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

                 -----------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Real Estate Opportunity Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period April 1, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
REAL ESTATE OPPORTUNITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  PERIOD
                                                                                   ENDED
                                                  YEAR ENDED DECEMBER 31     DECEMBER 31
-----------------------------------------------------------------------------------------
                                               2001       2000        1999      1998(a)
PER SHARE DATA
Net Asset Value--Beginning of Period       $  10.15    $  7.91    $   8.22    $  10.00
========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.20       0.15        0.29        0.29
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.28)      2.11       (0.28)      (1.88)
========================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (0.08)      2.26        0.01       (1.59)
========================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME           0.10       0.02        0.32        0.19
========================================================================================
Net Asset Value--End of Period             $   9.97    $ 10.15    $   7.91    $   8.22
========================================================================================

TOTAL RETURN(b)                              (0.76%)     28.63%       0.35% (15.88%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)   $  4,723    $ 2,456    $    625    $    501
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.38%      1.73%       1.92%     1.90%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                               4.35%      3.96%       4.25%     4.94%(f)
Portfolio Turnover Rate                        163%       168%     465%(g)   200%(c)(h)

(a) From April 1, 1998, commencement of investment operations, to December 31, 1998.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.70%, 5.28%, 9.72% and 8.54% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 3.03%, 0.41%, (3.55%) and (1.70%) (annualized), respectively.
(f)  Annualized
(g) Portfolio turnover was greater than expected due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A17 9284 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-SMALL COMPANY GROWTH FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                   December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-SMALL COMPANY GROWTH FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - SMALL COMPANY GROWTH FUND

     This line graph compares the value of a $10,000 investment in VIF - Small Company Growth Fund to the value of a $10,000 investment in the Russell 2000 Index(2) and a $10,000 investment in the Russell 2000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

        VIF - Small Company Growth Fund      Russell 2000 Index(2)     Russell 2000 Growth Index(2)
 8/97   $10,000                              $10,000                   $10,000
12/97   $ 9,910                              $10,373                   $ 9,913
12/98   $11,533                              $10,108                   $10,035
12/99   $22,034                              $12,258                   $14,359
12/00   $18,734                              $11,887                   $11,138
12/01   $15,261                              $12,183                   $10,110

   For the 12-month period ended December 31, 2001, the value of your shares declined 18.54%, compared with a 9.23% decline in the Russell 2000 Growth Index during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   With investors worried about the economy, as well as the uncertainty stemming from the terrorist attacks, the market favored investments believed to be more defensive, such as bonds and value stocks. As a result, growth stocks, which typically possess a more aggressive risk/reward profile, underperformed. This aversion to risk hindered the fund's performance during the year.

--------------------------------------------------------------------------------
                          VIF-SMALL COMPANY GROWTH FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                                AS OF 12/31/01(1)

1 year                                                                  (18.54%)
--------------------------------------------------------------------------------
3 years                                                                    9.79%
--------------------------------------------------------------------------------
Since inception (8/97)                                                    10.20%
--------------------------------------------------------------------------------

   Among the sectors that held back the fund's results were the technology, telecommunications, basic materials and industrial areas. Individual holdings that contributed to the fund's underperformance included oil services company Precision Drilling, telecommunications construction company Dycom Industries, and alternative telecommunication services provider Allegiance Telecom.

   Meanwhile, the fund enjoyed strong relative performance from its underweighted exposure to energy, which declined in absolute terms, but to a lesser degree than the index's weighting. In absolute terms, the fund's consumer staples, such as Performance Food Group, performed well, benefiting from the market's rotation to more defensive areas. Elsewhere, the fund's financial services exposure, notably City National, made positive contributions as well, buoyed by the Federal Reserve's easing cycle.

   Looking ahead, we continue to be optimistic that the economy will recover in the next year. This has us enthusiastic about the potential for small-caps, since the historical performance of smaller companies during periods of economic improvement has been strong. But, as we have said in the past, we are particularly optimistic about the portfolio's prospects over the long term. We continue to believe that our holdings represent market leaders in emerging industries that are capable of growing their businesses at superior rates for the next three to five years.

FUND MANAGEMENT

STACIE L. COWELL, CFA

     Senior Vice President, INVESCO Funds Group. BA, Colgate University; MS in Finance, University of Colorado. Joined INVESCO in 1996. Began investment career in 1989.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX REFLECTING THE PERFORMANCE OF SMALL-CAP STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

INVESTMENTS IN SMALL, DEVELOPING COMPANIES CARRY GREATER RISK THAN INVESTMENTS IN LARGER, MORE ESTABLISHED COMPANIES. THE SECURITIES OF SMALL COMPANIES TEND TO MOVE UP AND DOWN MORE RAPIDLY THAN THE SECURITIES PRICES OF LARGER, MORE ESTABLISHED COMPANIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
88.44 COMMON STOCKS
1.01  AEROSPACE & DEFENSE
      Alliant Techsystems(a)                             3,600     $  277,920
      DRS Technologies(a)                                3,500        124,775
================================================================================
                                                                      402,695
1.03  APPAREL & ACCESSORIES
      Coach Inc(a)                                      10,600        413,188
================================================================================
2.35  APPAREL RETAIL
      American Eagle Outfitters(a)                      11,700        306,189
      AnnTaylor Stores(a)                               10,500        367,500
      Too Inc(a)                                         9,700        266,750
================================================================================
                                                                      940,439
4.98  APPLICATION SOFTWARE
      Agile Software(a)                                 17,200        296,184
      Aspen Technology(a)                               16,900        283,920
      Henry (Jack) & Associates                         12,380        270,379
      Manugistics Group(a)                              11,800        248,744
      Peregrine Systems(a)                              20,100        298,083
      Quest Software(a)                                 12,300        271,953
      Retek Inc(a)                                       6,700        200,129
      T-HQ Inc(a)                                        2,500        121,175
================================================================================
                                                                    1,990,567
4.94  BANKS
      City National                                      9,390        439,921
      Commerce Bancorp                                  14,600        574,364
      Cullen/Frost Bankers                               7,000        216,160
      Investors Financial Services                       6,400        423,744
      Silicon Valley Bancshares(a)                      12,000        320,760
================================================================================
                                                                    1,974,949
5.49  BIOTECHNOLOGY
      Cephalon Inc(a)                                    6,500        491,303
      Cubist Pharmaceuticals(a)                          6,500        233,740
      CV Therapeutics(a)(b)                              3,400        176,868
      Enzon Inc(a)                                       2,300        129,444
      Invitrogen Corp(a)                                 5,500        340,615
      Myriad Genetics(a)                                 2,000        105,280
      Protein Design Labs(a)                             7,800        255,840
      Regeneration Technologies(a)                      17,500        178,325
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Trimeris Inc(a)                                    6,300     $  283,311
================================================================================
                                                                    2,194,726
1.81  BROADCASTING--RADIO/TV
      Entravision Communications Class A Shrs(a)        21,800        260,510
      Radio One Class D Shrs(a)                         25,600        461,056
================================================================================
                                                                      721,566
0.19  CASINOS & GAMING
      Midway Games(a)                                    5,100         76,551
================================================================================
0.96  CATALOG RETAIL
      Insight Enterprises(a)                            15,650        384,990
================================================================================
0.46  COMPUTER & ELECTRONICS RETAIL
      Circuit City Stores-CarMax Group(a)                8,100        184,194
================================================================================
0.47  COMPUTER HARDWARE
      Concurrent Computer(a)                            12,700        188,595
================================================================================
0.34  COMPUTER STORAGE & PERIPHERALS
      McDATA Corp Class A Shrs(a)                        5,600        137,200
================================================================================
0.27  CONSTRUCTION & ENGINEERING
      Dycom Industries(a)                                6,552        109,484
================================================================================
0.93  DIVERSIFIED COMMERCIAL SERVICES
      Corporate Executive Board(a)                      10,100        370,670
================================================================================
2.73  EDUCATION SERVICES
      Career Education(a)                                9,700        332,516
      Corinthian Colleges(a)                            11,000        449,790
      Renaissance Learning(a)                            4,200        127,974
      University of Phoenix Online(a)                    5,500        179,245
================================================================================
                                                                    1,089,525
3.19  ELECTRICAL COMPONENTS & EQUIPMENT
      Aeroflex Inc(a)                                   33,100        626,583
      EDO Corp                                           6,450        170,602
      Microsemi Corp(a)                                  9,200        273,240
      Pemstar Inc(a)                                    17,100        205,200
================================================================================
                                                                    1,275,625
1.84  ELECTRONIC EQUIPMENT & INSTRUMENTS
      DDi Corp(a)                                       13,700        134,808
      Millipore Corp                                     6,300        382,410
      Plexus Corp(a)                                     8,200        217,792
================================================================================
                                                                      735,010
0.69  EMPLOYMENT SERVICES
      Heidrick & Struggles International(a)             15,100        274,065
================================================================================
1.60  ENVIRONMENTAL SERVICES
      Tetra Tech(a)                                     12,750        253,853
      Waste Connections(a)                              12,500        387,375
================================================================================
                                                                      641,228
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
0.70  FOOD DISTRIBUTORS
      Performance Food Group(a)                          8,000     $  281,360
================================================================================
0.83  GENERAL MERCHANDISE STORES
      Ross Stores                                       10,400        333,632
================================================================================
5.67  HEALTH CARE DISTRIBUTORS & SERVICES
      Accredo Health(a)                                  9,000        357,300
      D & K Healthcare Resources                         3,900        222,105
      DaVita Inc(a)                                     11,200        273,840
      Impath Inc(a)                                      8,500        378,335
      Pharmaceutical Product Development(a)             13,400        432,954
      Renal Care Group(a)                                7,300        234,330
      Specialty Laboratories(a)                          6,200        170,438
      United Surgical Partners International(a)          9,400        198,810
================================================================================
                                                                    2,268,112
1.27  HEALTH CARE EQUIPMENT
      Cytyc Corp(a)                                      7,700        200,970
      Lumenis Ltd(a)(b)                                 15,500        305,350
================================================================================
                                                                      506,320
1.30  HEALTH CARE FACILITIES
      Province Healthcare(a)                            16,775        517,676
================================================================================
0.56  INSURANCE BROKERS
      Gallagher (Arthur J) & Co                          6,500        224,185
================================================================================
0.50  INTEGRATED TELECOMMUNICATION SERVICES
      Choice One Communications(a)(b)                   19,500         68,250
      CTC Communications Group(a)                       25,400        130,810
================================================================================
                                                                      199,060
0.28  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Allegiance Telecom(a)                             13,600        112,744
================================================================================
5.40  INTERNET SOFTWARE & SERVICES
      EarthLink Inc(a)                                  15,900        193,503
      IONA Technologies PLC Sponsored ADR
        Representing Ord Shrs(a)                        17,700        359,310
      Netegrity Inc(a)                                  12,600        243,936
      PEC Solutions(a)                                   9,900        372,339
      SkillSoft Corp(a)                                  7,600        196,992
      SmartForce PLC Sponsored ADR Representing
        Ord Shrs(a)                                      7,900        195,525
      SonicWALL Inc(a)                                   9,800        190,512
      Stellent Inc(a)                                   13,830        408,815
================================================================================
                                                                    2,160,932
2.81  INVESTMENT ADVISER/BROKER DEALER SERVICES
      Affiliated Managers Group(a)                       3,550        250,204
      Raymond James Financial                           11,800        419,136
      Waddell & Reed Financial Class A Shrs             14,100        454,020
================================================================================
                                                                    1,123,360
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
2.05  IT CONSULTING & SERVICES
      BISYS Group(a)                                     2,500     $  159,975
      Manhattan Associates(a)                            8,500        247,775
      Simplex Solutions(a)                               6,500        107,575
      Tier Technologies Class B Shrs(a)                 14,100        303,996
================================================================================
                                                                      819,321
0.58  LEISURE FACILITIES
      Intrawest Corp                                    13,175        230,563
================================================================================
0.94  MANAGED HEALTH CARE
      First Health Group(a)                             15,200        376,048
================================================================================
0.71  NETWORKING EQUIPMENT
      Finisar Corp(a)                                   14,000        142,380
      Riverstone Networks(a)                             8,600        142,760
================================================================================
                                                                      285,140
1.58  OIL & GAS DRILLING
      Patterson-UTI Energy(a)                           13,000        303,030
      Precision Drilling(a)                              5,900        152,338
      Pride International(a)                            11,800        178,180
================================================================================
                                                                      633,548
1.24  OIL & GAS EQUIPMENT & SERVICES
      Cal Dive International(a)                          9,400        231,992
      Smith International(a)                             4,900        262,738
================================================================================
                                                                      494,730
0.44  OIL & GAS EXPLORATION & PRODUCTION
      Evergreen Resources(a)                             4,500        173,745
================================================================================
0.29  PACKAGED FOODS
      American Italian Pasta Class A Shrs(a)             2,800        117,684
================================================================================
0.10  PERSONAL PRODUCTS
      Playtex Products(a)                                4,125         40,219
================================================================================
4.85  PHARMACEUTICALS
      Atrix Laboratories(a)                              6,900        142,209
      Endo Pharmaceuticals Holdings(a)                  15,600        182,052
      First Horizon Pharmaceutical(a)                   14,550        427,624
      Inspire Pharmaceuticals(a)                        12,100        170,489
      Medarex Inc(a)                                    11,300        202,948
      Neurocrine Biosciences(a)                          4,100        210,371
      NPS Pharmaceuticals(a)                             5,000        191,500
      Pharmaceutical Resources(a)                       12,200        412,360
================================================================================
                                                                    1,939,553
0.74  PROPERTY & CASUALTY INSURANCE
      Berkley (W R) Corp                                 5,500        295,350
================================================================================
1.09  RESTAURANTS
      California Pizza Kitchen(a)                       12,200        301,950
                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      Panera Bread Class A Shrs(a)                       2,600     $  135,304
================================================================================
                                                                      437,254
3.32  SEMICONDUCTOR EQUIPMENT
      ATMI Inc(a)                                       11,100        264,735
      Brooks Automation(a)                               9,150        372,131
      LTX Corp(a)                                       11,900        249,186
      Microtune Inc(a)                                   6,200        145,452
      Photon Dynamics(a)                                 6,500        296,725
================================================================================
                                                                    1,328,229
6.73  SEMICONDUCTORS
      Alpha Industries(a)                               10,800        235,440
      AXT Inc(a)                                         8,100        116,883
      Cree Inc(a)                                       12,600        371,196
      Elantec Semiconductor(a)                           6,300        241,920
      Exar Corp(a)                                      14,700        306,495
      Genesis Microchip(a)(b)                            4,100        271,092
      Nassda Corp(a)(b)                                  5,900        132,691
      QLogic Corp(a)                                     2,900        129,079
      Semtech Corp(a)                                    6,100        217,709
      Silicon Laboratories(a)                            5,600        188,776
      TriQuint Semiconductor(a)                         17,600        215,776
      Zoran Corp(a)                                      8,100        264,384
================================================================================
                                                                    2,691,441
1.05  SPECIALTY CHEMICALS
      Stericycle Inc(a)                                  6,900        420,072
================================================================================
2.60  SPECIALTY STORES
      Copart Inc(a)                                      8,400        305,508
      Cost Plus(a)                                      12,712        336,868
      Linens 'n Things(a)                               10,140        258,570
      Williams-Sonoma Inc(a)                             3,200        137,280
================================================================================
                                                                    1,038,226
1.24  SYSTEMS SOFTWARE
      Lawson Software(a)                                 7,100        111,825
      Precise Software Solutions Ltd(a)                 18,500        382,210
================================================================================
                                                                      494,035
3.92  TELECOMMUNICATIONS EQUIPMENT
      Anaren Microwave(a)                               22,800        394,896
      Polycom Inc(a)                                     6,300        214,641
      Powerwave Technologies(a)                         12,400        214,272
      REMEC Inc(a)                                      15,425        154,096
      Tekelec(a)                                        20,150        364,916

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
      ViaSat Inc(a)                                     14,300     $  223,080
================================================================================
                                                                    1,565,901
0.37  TRUCKING
      Knight Transportation(a)                           7,950        149,301
================================================================================
      TOTAL COMMON STOCKS (COST $32,190,543)                       35,363,008
================================================================================
11.56 SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repur-
        chased at $4,623,447 (Collateralized by
        Federal Home Loan Bank Bonds, due
        11/15/2004 at 3.375%, value $4,745,641)
        (Cost $4,623,000)                         $ 4,623,000       4,623,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $36,813,543)                                        $39,986,008
================================================================================

(a)  Security is non-income producing.
(b) Loaned security, a portion or all of the security is on loan at December 31, 2001.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                        SMALL
                                                                      COMPANY
                                                                       GROWTH
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $ 36,813,543
================================================================================
  At Value(a)                                                    $ 39,986,008
Cash                                                                   35,874
Receivables:
  Investment Securities Sold                                           67,186
  Fund Shares Sold                                                     27,987
  Dividends and Interest                                                4,174
Other Investments (Note 6)                                            754,000
Prepaid Expenses and Other Assets                                       1,667
================================================================================
TOTAL ASSETS                                                       40,876,896
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                     856,955
  Fund Shares Repurchased                                              52,733
  Securities Loaned                                                   754,000
Accrued Expenses and Other Payables                                     2,621
================================================================================
TOTAL LIABILITIES                                                   1,666,309
================================================================================
NET ASSETS AT VALUE                                              $ 39,210,587
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $ 45,454,366
Accumulated Undistributed Net Investment Loss                            (209)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                            (9,416,035)
Net Appreciation of Investment Securities                           3,172,465
================================================================================
NET ASSETS AT VALUE                                              $ 39,210,587
================================================================================
Shares Outstanding                                                  2,663,690
NET ASSET VALUE, Offering and Redemption Price per Share         $      14.72
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $4,623,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                        SMALL
                                                                      COMPANY
                                                                       GROWTH
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $     70,125
Interest                                                              182,714
Securities Loaned Income                                                1,857
================================================================================
  TOTAL INCOME                                                        254,696
================================================================================
EXPENSES
Investment Advisory Fees                                              249,295
Administrative Services Fees                                           98,084
Custodian Fees and Expenses                                            23,576
Directors' Fees and Expenses                                            9,894
Professional Fees and Expenses                                         20,311
Registration Fees and Expenses                                            189
Reports to Shareholders                                                19,523
Transfer Agent Fees                                                     5,000
Other Expenses                                                          1,899
================================================================================
  TOTAL EXPENSES                                                      427,771
  Fees and Expenses Absorbed by Investment Adviser                    (11,226)
  Fees and Expenses Paid Indirectly                                    (1,198)
================================================================================
     NET EXPENSES                                                     415,347
================================================================================
NET INVESTMENT LOSS                                                  (160,651)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                         (7,489,638)
Change in Net Appreciation/Depreciaiton of
  Investment Securities                                             2,127,255
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                  (5,362,383)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $ (5,523,034)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
SMALL COMPANY GROWTH FUND

                                                          YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001            2000

OPERATIONS
Net Investment Loss                                 $  (160,651) $     (110,351)
Net Realized Loss on Investment Securities           (7,489,638)     (1,924,641)
Change in Net Appreciation/Depreciation of
  Investment Securities                               2,127,255        (346,849)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (5,523,034)     (2,381,841)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities                    0        (751,354)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        28,928,255      25,363,262
Reinvestment of Distributions                                 0         751,354
================================================================================
                                                     28,928,255      26,114,616
Amounts Paid for Repurchases of Shares               (8,959,692)     (3,166,650)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       19,968,563      22,947,966
================================================================================
TOTAL INCREASE IN NET ASSETS                         14,445,529      19,814,771
NET ASSETS
Beginning of Period                                  24,765,058       4,950,287
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($209)
  and ($112), respectively)                         $39,210,587 $    24,765,058
================================================================================

            --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                           1,865,774       1,255,803
Shares Issued from Reinvestment of Distributions              0          45,126
================================================================================
                                                      1,865,774       1,300,929
Shares Repurchased                                     (572,849)       (155,111)
================================================================================
NET INCREASE IN FUND SHARES                           1,292,925       1,145,818
================================================================================

See Notes to Financial Statements

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund (the "Fund", presented herein), Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $37,405,585
                                                                   ============

   Gross Tax Unrealized Appreciation                               $ 5,137,760
   Gross Tax Unrealized Depreciation                                (2,557,337)
                                                                   ------------
   Net Tax Appreciation on Investments                             $ 2,580,423
                                                                   ============

   Undistributed Ordinary Income                                   $         0
   Accumulated Capital Loss Carryovers                              (7,721,616)
   Cumulative Effect of Other Timing Differences                    (1,102,585)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $1,102,376, deferred directors' fees and foreign currency contracts.

The Fund  reclassified  $160,545  of net  operating  loss to paid-in capital.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; reduced to 0.55% of average net assets in excess of $700 million; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the year ended December 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $43,567,126 and $25,401,741, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Director's Fees and Expenses in the Statement of Operations were $98. Unfunded accrued pension costs of $0 and pension liability of $208 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of December 31, 2001, the Fund had on loan securities valued at $713,911. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

              -----------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Company Growth Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 25, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado

February 4, 2002

FINANCIAL HIGHLIGHTS
SMALL COMPANY GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31
--------------------------------------------------------------------------------------------------
                                               2001       2000        1999        1998     1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period       $  18.07   $  22.01   $   11.51    $   9.91  $   10.00
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)               (0.00)     (0.00)      (0.00)      (0.01)      0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (3.35)     (3.35)      10.50        1.62      (0.11)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (3.35)     (3.35)      10.50        1.61      (0.09)
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00       0.00        0.00        0.01       0.00
Distributions from Capital Gains               0.00       0.59        0.00        0.00       0.00
==================================================================================================
TOTAL DISTRIBUTIONS                            0.00       0.59        0.00        0.01       0.00
==================================================================================================
Net Asset Value--End of Period            $   14.72   $  18.07   $   22.01    $  11.51  $    9.91
==================================================================================================

TOTAL RETURN(c)                             (18.54%)   (14.98%)      91.06%      16.38% (0.90%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)  $  39,211   $ 24,765   $   4,950    $  1,036  $     247
Ratio of Expenses to Average
  Net Assets(e)(f)                             1.25%      1.37%       1.70%       1.87%   0.61%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)                   (0.48%)    (0.64%)     (0.71%)     (0.90%)   0.52%(g)
Portfolio Turnover Rate                          88%       155%     201%(h)         92%     25%(d)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 2000 and 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2001, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.29%, 1.43%, 4.05%, 12.46% and 35.99% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.52%), (0.70%), (3.06%), (11.49%) and (34.86%) (annualized), respectively.
(g)  Annualized
(h) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A14 9280 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TECHNOLOGY FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                   December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-TECHNOLOGY FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - TECHNOLOGY FUND

     This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

         VIF - Technology Fund      S&P 500 Index(2)   Nasdaq Composite Index(2)

 5/97    $10,000                    $10,000            $10,000
12/97    $11,480                    $11,549            $11,214
12/98    $14,429                    $14,852            $15,658
12/99    $37,361                    $17,975            $29,060
12/00    $28,612                    $16,340            $17,642
12/01    $15,501                    $14,398            $13,929

   For the 12-month period ended December 31, 2001, the value of your shares declined 45.82%, significantly underperforming the 11.88% drop in the S&P 500 Index and the 21.05% decline in the Nasdaq Composite Index, an index that is perhaps a more appropriate benchmark as it is heavily weighted in technology. (Of course, past performance is not a guarantee of future results.)(1),(2)

   As the year progressed, the technology sector was impeded by report after report that business was slowing and unwanted inventories were building up in the face of poor economic conditions. With investors already feeling risk averse and technology stocks having endured a sharp valuation correction during 2000, the market did not react well to the bad news, and technology stocks continued their declines. This uncertainty cast a shadow over the entire technology area, and, unfortunately, the market's tech-led rebound in the fourth quarter was not enough to offset the troubles encountered in the previous nine months.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                               AS OF 12/31/01 (1)

1 year                                                                  (45.82%)
--------------------------------------------------------------------------------
3 years                                                                    2.42%
--------------------------------------------------------------------------------
Since inception (5/97)                                                     9.96%
--------------------------------------------------------------------------------

   The fund's underperformance during the year was mainly attributable to our focus on high-quality industry leaders, whose higher valuations made them prime victims of the sharp sell-off. Although our commitment to owning market leaders hampered the fund in a down year, we expect these top companies to be rewarded once conditions improve for the tech sector. Specifically, our exposure to the software sub-sector held us back for the majority of the year, though we believe that software firms will be among the first to recover once demand from corporations strengthens.

     Another key sub-sector emphasized in the fund in 2001 was semiconductors -- an area that also struggled in spite of its compelling long-term growth prospects. We finished the period with our largest allocations going toward software and semiconductor companies, but maintained a healthy diversification across the various technology sub-sectors. At the same time, throughout the year we continued to add to the larger-cap technology growth names, in keeping with our belief that high-quality firms are generally the first to rally during an upturn in the tech sector.

     Looking ahead, while the fundamental picture is clearly improving, technology stock valuations are still somewhat high, and we wouldn't be surprised to see a pullback or continued consolidation in the sector. That said, we believe that declines will be relatively benign and short-lived, and we are expecting conditions to improve significantly for the tech sector as the New Year progresses. The combination of extremely low interest rates, favorable fiscal policy, corporate downsizing, and inventory reductions has resulted in a foundation that should help lift technology companies' earnings in 2002.

     While the market is clearly anticipating a recovery, we believe that it is underestimating the leverage and earnings improvement that technology stocks will experience once the economy starts to turn. With this in mind, we continue to overweight those sub-sectors with marked economic leverage, such as semiconductors and contract manufacturing. In addition, we remain convinced that the larger growth companies will benefit most during a recovery. Therefore, we will continue to target those technology firms leading their respective markets.

FUND MANAGEMENT

WILLIAM R. KEITHLER, CFA

     Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS AND TECHNOLOGY STOCKS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
92.84  COMMON STOCKS & WARRANTS
0.48   AEROSPACE & DEFENSE
       Lockheed Martin                                                        10,500  $     490,035
       Raytheon Co                                                            21,200        688,364
===================================================================================================
                                                                                          1,178,399
0.36   ALTERNATIVE CARRIERS
       Time Warner Telecom Class A Shrs(a)                                    50,600        895,114
===================================================================================================
10.26  APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                          39,280      1,334,342
       BEA Systems(a)(b)                                                     177,400      2,731,960
       Cadence Design Systems(a)                                              59,400      1,302,048
       Check Point Software Technologies Ltd(a)                               86,600      3,454,474
       Intuit Inc(a)                                                          52,000      2,223,520
       Liberate Technologies(a)                                               76,300        875,924
       Manugistics Group(a)                                                   43,000        906,440
       Mercury Interactive(a)(b)                                              38,700      1,315,026
       PeopleSoft Inc(a)                                                      30,800      1,238,160
       Peregrine Systems(a)                                                  154,887      2,296,974
       Rational Software(a)                                                  120,200      2,343,900
       Synopsys Inc(a)                                                        40,200      2,374,614
       TIBCO Software(a)                                                     196,000      2,926,280
===================================================================================================
                                                                                         25,323,662
1.06   BIOTECHNOLOGY
       Gilead Sciences(a)                                                    15,200         998,944
       Myriad Genetics(a)                                                    15,200         800,128
       Protein Design Labs(a)                                                24,600         806,880
===================================================================================================
                                                                                          2,605,952
3.87   COMPUTER HARDWARE
       Compaq Computer                                                      117,000       1,141,920
       Dell Computer(a)                                                     160,200       4,354,236
       International Business Machines                                       12,800       1,548,288
       Sun Microsystems(a)                                                  204,700       2,517,810
===================================================================================================
                                                                                          9,562,254
5.26   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)(b)                                  99,300       3,288,816
       EMC Corp(a)                                                           78,700       1,057,728
       Emulex Corp(a)                                                        70,800       2,797,308
       McDATA Corp
         Class A Shrs(a)                                                     39,200   $     960,400
         Class B Shrs(a)                                                     66,900       1,679,859
       Network Appliance(a)                                                 147,000       3,214,890
===================================================================================================
                                                                                         12,999,001
3.94   DATA PROCESSING SERVICES
       First Data                                                            52,100       4,087,245
       Fiserv Inc(a)                                                         85,000       3,597,200
       Paychex Inc                                                           58,500       2,038,725
===================================================================================================
                                                                                          9,723,170
                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
9.35   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Arrow Electronics(a)                                                  34,000       1,016,600
       Celestica Inc(a)                                                     142,100       5,739,419
       Flextronics International Ltd(a)                                     320,000       7,676,800
       Jabil Circuit(a)                                                     109,400       2,485,568
       Sanmina-SCI Corp(a)                                                  165,800       3,299,420
       Solectron Corp(a)                                                    208,000       2,346,240
       Teledyne Technologies(a)                                              32,100         522,909
===================================================================================================
                                                                                         23,086,956
0.66   WIRELESS TELECOMMUNICATION SERVICES
       Sprint Corp PCS Series 1 Shrs(a)                                      66,600       1,625,706
===================================================================================================
3.63   INTERNET SOFTWARE & SERVICES
       EarthLink Inc(a)                                                     209,300       2,547,181
       SmartForce PLC Sponsored ADR Representing Ord Shrs(a)                144,800       3,583,800
       VeriSign Inc(a)                                                       74,257       2,824,736
===================================================================================================
                                                                                          8,955,717
4.79   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                          30,100       3,194,513
       BISYS Group(a)                                                        49,500       3,167,505
       Computer Sciences(a)                                                  66,400       3,252,272
       Electronic Data Systems                                               18,900       1,295,595
       KPMG Consulting(a)                                                    55,000         911,350
===================================================================================================
                                                                                         11,821,235
2.41   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                    99,600       3,197,160
       Gemstar-TV Guide International(a)                                     99,400       2,753,380
===================================================================================================
                                                                                          5,950,540
3.23   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                     219,400       3,973,334
       Extreme Networks(a)                                                   88,900       1,146,810
       Finisar Corp(a)                                                      103,700       1,054,629
       Juniper Networks(a)                                                   71,700       1,358,715
       NetScreen Technologies(a)                                              4,100          90,733
       ONI Systems(a)                                                        57,900   $     363,033
===================================================================================================
                                                                                          7,987,254
6.19   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)(b)                                               68,400       2,742,840
       ASM Lithography Holding NV New York Registered Shrs(a)               116,900       1,993,145
       KLA-Tencor Corp(a)(b)                                                 47,900       2,373,924
       Kulicke & Soffa Industries(a)                                         55,300         948,395
       Lam Research(a)                                                       86,300       2,003,886
       LTX Corp(a)                                                           10,900         228,246
       Novellus Systems(a)                                                   70,700       2,789,115
       Teradyne Inc(a)                                                       72,800       2,194,192
===================================================================================================
                                                                                         15,273,743
23.86  SEMICONDUCTORS
       Analog Devices(a)                                                     86,900       3,857,491
       Applied Micro Circuits(a)                                             79,000         894,280
       Atmel Corp(a)                                                         74,900         552,013
       Broadcom Corp Class A Shrs(a)                                         48,000       1,961,760
       Cypress Semiconductor(a)                                              77,000       1,534,610
       Fairchild Semiconductor International Class A Shrs(a)                 44,200       1,246,440
       GlobespanVirata Inc(a)                                               110,558       1,431,726
       Integrated Device Technology(a)                                       76,300       2,028,817
       Intel Corp                                                           131,600       4,138,820
                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       Linear Technology                                                    121,000       4,723,840
       LSI Logic(a)                                                         111,600       1,761,048
       Maxim Integrated Products(a)                                         115,300       6,054,403
       Microchip Technology(a)                                              191,850       7,432,269
       Micron Technology(a)                                                  67,300       2,086,300
       Micron Technology Warrants (Exp 2008)(a)(d)                           12,100         148,225
       National Semiconductor(a)                                             62,900       1,936,691
       NVIDIA Corp(a)                                                        33,800       2,261,220
       PMC-Sierra Inc(a)                                                     73,600       1,564,736
       QLogic Corp(a)                                                        46,400       2,065,264
       RF Micro Devices(a)(b)                                               116,800       2,246,064
       Taiwan Semiconductor Manufacturing Ltd
         Sponsored ADR Representing 5 Ord Shrs                               42,280         725,948
       Texas Instruments                                                    110,100       3,082,800
       United Microelectronics ADR Representing 5 Ord Shrs(c)                32,640         313,344
       Vitesse Semiconductor(a)                                             118,900       1,477,927
       Xilinx Inc(a)                                                         86,500       3,377,825
===================================================================================================
                                                                                         58,903,861
7.03   SYSTEMS SOFTWARE
       Computer Associates International                                     49,800       1,717,602
       Microsoft Corp(a)                                                     70,300       4,657,375
       Networks Associates(a)                                                73,900       1,910,315
       Oracle Corp(a)                                                       212,900       2,940,149
       Symantec Corp(a)                                                      39,500       2,620,035
       VERITAS Software(a)(b)                                                78,050       3,498,982
===================================================================================================
                                                                                         17,344,458
6.46   TELECOMMUNICATIONS EQUIPMENT
       Comverse Technology(a)                                                76,200       1,704,594
       JDS Uniphase(a)                                                      121,640       1,061,917
       Motorola Inc                                                          26,800         402,536
       Nokia Corp Sponsored ADR Representing Ord Shrs                       154,000       3,777,620
       Polycom Inc(a)(b)                                                    151,362       5,156,903
       Powerwave Technologies(a)                                            131,300       2,268,864
       QUALCOMM Inc(a)                                                       31,400       1,585,700
===================================================================================================
                                                                                         15,958,134
0.66   WIRELESS TELECOMMUNICATION SERVICES
       Sprint Corp PCS Series 1 Shrs(a)                                      66,600       1,625,706
===================================================================================================
       TOTAL COMMON STOCKS & WARRANTS (COST $305,718,897)                               229,195,156
===================================================================================================
0.29   OTHER SECURITIES
0.29   DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(e)(f) (Cost $750,000)                      750,000         718,822
===================================================================================================
6.87   SHORT-TERM INVESTMENTS
4.05   Commercial Paper
4.05   BANKS
       UBS Finance, Discount Notes, 1.750%, 1/2/2002
         (Amortized Cost $9,999,514)                                 $   10,000,000       9,999,514
===================================================================================================
1.63   US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Discount Notes, Series BB(b), 3.350%, 1/24/2002   $    2,295,000       2,290,024
       Freddie Mac, Discount Notes, Series RB, 3.360%, 1/3/2002      $    1,740,000       1,739,671
===================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $4,029,695)                                                     4,029,695
===================================================================================================

                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
1.19   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2001 due
          1/2/2002 at 1.740%, repurchased at $2,925,283
          (Collateralized by Federal Home Loan Bank Bonds, due
          11/29/2002 at 2.155%, value $2,988,807) (Cost
          $2,925,000)                                                $    2,925,000       2,925,000
===================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,954,209)                         16,954,209
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $323,423,106)                                                            $ 246,868,187
===================================================================================================

(a)  Security is non-income producing.
(b) Security or a portion of the security has been designated as collateral for written options.
(c) Loaned security, a portion or all of the security is on loan at December 31, 2001.
(d) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(e) The Fund has $750,000 in remaining commitments to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.
(f)  The following is a restricted security at December 31, 2001:

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES
                                                                        VALUE AS
                                        ACQUISITION    ACQUISITION          % OF
DESCRIPTION                                   DATES           COST    NET ASSETS
--------------------------------------------------------------------------------
BlueStream Ventures LP              8/3/00-12/14/01    $   750,000         0.30%
================================================================================

OPTION CONTRACTS

                                              NUMBER OF   EXPIRATION   EXERCISE   PREMIUMS      MARKET
                                              CONTRACTS        DATES      PRICE   RECEIVED       VALUE
------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Applied Materials                                 (342)      3/16/02 $    47.50 $  132,350 $   (82,080)
BEA Systems                                       (322)      1/19/02      15.00     98,851     (46,690)
Brocade Communications Systems                    (260)      4/20/02      40.00     92,817    (106,600)
KLA-Tencor Corp                                   (187)      3/16/02      50.00    152,774    (102,850)
Mercury Interactive                               (206)      1/19/02      30.00     45,078     (96,820)
Polycom Inc                                       (677)      1/19/02      35.00    289,069    (372,350)
RF Micro Devices                                  (288)      2/16/02      25.00     91,293     (27,360)
VERITAS Software                                  (181)      2/16/02      40.00     82,714    (128,510)
=======================================================================================================
                                                                                $  984,946 $  (963,260)
=======================================================================================================
PUTS
Oracle Corp                                       (952)      1/19/02 $    15.00 $  197,057 $  (128,520)
=======================================================================================================
TOTAL OPTIONS WRITTEN                                                           $1,182,003 $(1,091,780)
=======================================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001
                                                                      TECHNOLOGY
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   323,423,106
================================================================================
  At Value(a)                                                    $   246,868,187
Cash                                                                       1,818
Receivables:
  Fund Shares Sold                                                       273,140
  Dividends and Interest                                                  11,412
Other Investments (Note 6)                                               271,400
Prepaid Expenses and Other Assets                                         12,519
================================================================================
TOTAL ASSETS                                                         247,438,476
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $1,182,003)                1,091,780
Payables:
  Fund Shares Repurchased                                              5,815,748
  Securities Loaned                                                      271,400
Accrued Expenses and Other Payables                                        6,795
================================================================================
TOTAL LIABILITIES                                                      7,185,723
================================================================================
NET ASSETS AT VALUE                                              $   240,252,753
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   675,318,050
Accumulated Undistributed Net Investment Loss                            (3,670)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                             (358,596,930)
Net Depreciation of Investment Securities, Foreign
  Currency Transactions and Option Contracts                        (76,464,697)
================================================================================
NET ASSETS AT VALUE                                              $   240,252,753
================================================================================
Shares Outstanding                                                    15,628,311
NET ASSET VALUE, Offering and Redemption Price per Share         $         15.37
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $2,925,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                      TECHNOLOGY
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       461,022
Dividends from Affiliated Investment Companies                           143,327
Interest                                                                 570,531
Securities Loaned Income                                                  16,825
  Foreign Taxes Withheld                                                (19,597)
================================================================================
  TOTAL INCOME                                                         1,172,108
================================================================================
EXPENSES
Investment Advisory Fees                                               2,155,360
Administrative Services Fees                                             777,480
Custodian Fees and Expenses                                               53,030
Directors' Fees and Expenses                                              18,069
Interest Expenses                                                          2,044
Professional Fees and Expenses                                            27,170
Registration Fees and Expenses                                             4,628
Reports to Shareholders                                                   23,211
Transfer Agent Fees                                                        5,000
Other Expenses                                                            13,736
================================================================================
  TOTAL EXPENSES                                                       3,079,728
  Fees and Expenses Paid Indirectly                                      (3,992)
================================================================================
     NET EXPENSES                                                      3,075,736
================================================================================
NET INVESTMENT LOSS                                                  (1,903,628)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                            (224,123,178)
  Foreign Currency Transactions                                        (637,841)
  Option Contracts                                                       345,494
================================================================================
     Total Net Realized Loss                                       (224,415,525)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               10,877,972
  Foreign Currency Transactions                                          289,604
  Option Contracts                                                        90,223
================================================================================
     Total Net Appreciation/Depreciation                              11,257,799
================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                (213,157,726)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $ (215,061,354)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TECHNOLOGY FUND

                                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------
                                                                      2001              2000
OPERATIONS
Net Investment Loss                                        $   (1,903,628)   $   (1,483,910)
Net Realized Loss on Investment Securities,
  Foreign Currency Transactions and Option Contracts         (224,415,525)     (133,961,528)
Change in Net Appreciation/Depreciation of Investment
  Securities, Foreign Currency Transactions and Option
  Contracts                                                     11,257,799     (109,384,237)
============================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                   (215,061,354)     (244,829,675)
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                                      0       (1,037,917)
============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                  383,993,057     1,260,494,342
Reinvestment of Distributions                                            0         1,037,917
============================================================================================
                                                               383,993,057     1,261,532,259
Amounts Paid for Repurchases of Shares                       (372,451,546)     (665,883,628)
============================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                       11,541,511       595,648,631
============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (203,519,843)       349,781,039
NET ASSETS
Beginning of Period                                            443,772,596        93,991,557
============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($3,670) and ($267,307),
  respectively)                                            $   240,252,753   $   443,772,596
============================================================================================

                 ------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     18,974,668        30,159,553
Shares Issued from Reinvestment of Distributions                         0            36,884
============================================================================================
                                                                18,974,668        30,196,437
Shares Repurchased                                            (18,990,543)      (17,083,736)
============================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                            (15,875)        13,112,701
============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO Variable Investment Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund (the "Fund", presented herein), Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the last sales price on the principal exchange on which the options are traded. If there is no last sales price reported, then the bid price will be used.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted or illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividends and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                          $   347,436,253
                                                                 ===============

   Gross Tax Unrealized Appreciation on Investment Securities    $    10,084,192
   Gross Tax Unrealized Appreciation on Options Written                  284,824
   Gross Tax Unrealized Depreciation on Investment Securities      (110,652,258)
   Gross Tax Unrealized Depreciation on Options Written                (194,601)
                                                                 ---------------
   Net Tax Depreciation on Investments                           $ (100,477,843)
                                                                 ===============

   Undistributed Ordinary Income                                 $             0
   Accumulated Capital Loss Carryovers                             (325,250,399)
   Cumulative Effect of Other Timing Differences                     (9,337,055)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $9,333,384, deferred directors' fees and foreign currency contracts.

The Fund reclassified $2,268,883 of net operating loss to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2001, was as follows:

                                                     CALL OPTIONS                   PUT OPTIONS
-----------------------------------------------------------------------------------------------------
                                                NUMBER          AMOUNT         NUMBER          AMOUNT
                                            OF OPTIONS     OF PREMIUMS     OF OPTIONS     OF PREMIUMS
-----------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2000             0     $         0              0     $         0
Options written                               (13,386)       3,825,050        (2,797)         612,919
Options closed or expired                       10,002     (2,579,528)          1,642       (369,782)
Options exercised                                  921       (260,576)            203        (46,080)
Options outstanding at December 31, 2001       (2,463)     $   984,946          (952)     $   197,057

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; reduced to 0.55% of average net assets in excess of $700 million; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $278,134,065 and $241,595,453, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $2,071. Unfunded accrued pension costs of $0 and pension liability of $3,670 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liablilities. As of December 31, 2001, the Fund had on loan securities valued at $260,544. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, the Fund borrowed cash at a rate of 3.34%. During that period, the Fund lent cash at a rate of 2.33%. Interest income earned from interfund lending amounted to $510 and interest expense for interfund borrowings is recorded in the Statement of Operations as Interest Expenses. At December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Technology Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period May 21, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD
                                                                                                         ENDED
                                                              YEAR ENDED DECEMBER 31               DECEMBER 31
--------------------------------------------------------------------------------------------------------------
                                                  2001          2000         1999         1998         1997(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   28.37     $   37.13    $   14.34    $   11.49    $   10.00
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                  (0.12)        (0.01)       (0.00)       (0.03)        0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (12.88)        (8.68)       22.79         2.96         1.44
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (13.00)        (8.69)       22.79         2.93         1.49
==============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00          0.00         0.00         0.02         0.00
Distributions from Capital Gains                  0.00          0.07         0.00         0.06         0.00
==============================================================================================================
TOTAL DISTRIBUTIONS                               0.00          0.07         0.00         0.08         0.00
==============================================================================================================
Net Asset Value -- End of Period             $   15.37     $   28.37    $   37.13    $   14.34    $   11.49
==============================================================================================================

TOTAL RETURN(d)                                 (45.82%)      (23.42%)     158.93%       25.69%       14.80%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 240,253     $ 443,773    $  93,992    $   1,577    $     414
Ratio of Expenses to Average Net Assets(f)(g)     1.07%         1.02%        1.31%        1.40%        0.48%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                          (0.66%)       (0.34%)      (0.40%)      (0.14%)       0.95%(h)
Portfolio Turnover Rate                             88%           82%          95%         239%         102%(e)

(a) From May 21, 1997, commencement of investment operations, to December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(h)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A13 9285 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND







                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

   The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-TELECOMMUNICATIONS FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

     This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

          VIF - Telecommunications Fund    S&P 500 Index(2)   MSCI-EAFE Index(2)

 9/99     $10,000                          $10,000            $10,000
12/99     $16,450                          $11,487            $11,705
12/00     $12,146                          $10,442            $10,071
 2/01     $ 5,586                          $ 9,201            $ 7,935

   For the 12-month period ended December 31, 2001, the value of your shares declined 54.00%, compared to an 11.88% drop in the S&P 500 Index and a 21.21% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results).(1),(2)

   The telecommunications sector endured another year of poor performance, as the economic recession, which officially started in the second quarter, affected the fundamental progress of this group. The economic downturn not only hurt many companies' revenues, but also forced them to reconsider their budgets. In many cases, telecommunications spending was cut, which spurred a downturn in demand that caught equipment companies off guard. Consequently, extreme inventory excesses plagued the equipment group for most of the period. Meanwhile, poor equity market performance during 2000 had many investors feeling risk averse. As a result, alternative telecommunication service providers could no longer obtain the funding required to advance their business plans or to complete the construction of their networks, which further depressed demand for equipment.

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                               AS OF 12/31/01(1)

1 year                                                                  (54.00%)
--------------------------------------------------------------------------------
Since inception (9/99)                                                  (22.54%)
--------------------------------------------------------------------------------

   All in all, there were few bright spots in the sector during 2001 as regional Bell operating companies, competitive local exchange carriers, wireless service providers and equipment makers all declined to varying degrees. Even the strong performance by individual standouts, such as EchoStar Communications, the satellite television broadcaster, and VoiceStream Wireless, could not offset the broad-based declines.

   Going forward, we remain confident that the economy will improve during the next year. The anticipated economic recovery should benefit all telecommunications sectors, as it would likely lead to an increase in voice and data traffic. We believe that capital expenditures on telecommunications equipment will improve, probably by late 2002 or early 2003, which would likely provide a tailwind for the sector.

   Already, the sector has seen some improvement, as reflected by its strong performance during the fourth quarter, when the market began to consider the impact an economic rebound might have on the group's fundamentals. If this progress proves sustainable, 2002 could be a year of memorable gains.

FUND MANAGEMENT

BRIAN HAYWARD, CFA

     Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS PERFORMANCE OF THE EUROPEAN/AUSTRALIAN/FAR EASTERN STOCK MARKETS. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATION.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
80.20 COMMON STOCKS
5.13  ALTERNATIVE CARRIERS
      Asia Global Crossing Ltd Class A Shrs(a)(b)                        BD         354,800 $  422,212
      Cable & Wireless PLC(a)                                            UK          88,000    423,289
      Time Warner Telecom Class A Shrs(a)(b)                                        193,900  3,430,091
=======================================================================================================
                                                                                             4,275,592
3.04  APPLICATION SOFTWARE
      Amdocs Ltd(a)                                                                  33,570  1,140,373
      BEA Systems(a)                                                                 31,200    480,480
      Openwave Systems(a)                                                            49,034    480,043
      SignalSoft Corp(a)                                                             96,900    433,143
=======================================================================================================
                                                                                             2,534,039
2.67  CABLE & SATELLITE OPERATORS
      Comcast Corp Special Class A Shrs(a)                                           39,400  1,418,400
      EchoStar Communications Class A Shrs(a)(b)                                     29,420    808,167
=======================================================================================================
                                                                                             2,226,567
3.44  CABLE & SATELLITE PROGRAMMERS
      Liberty Media Class A Shrs(a)                                                 204,500  2,863,000
=======================================================================================================
1.97  COMPUTER STORAGE & PERIPHERALS
      Brocade Communications Systems(a)(b)                                           22,600    748,512
      EMC Corp(a)                                                                    66,640    895,642
=======================================================================================================
                                                                                             1,644,154
6.58  ELECTRONIC EQUIPMENT & INSTRUMENTS
      Celestica Inc(a)                                                   CA          48,700  1,966,993
      Flextronics International Ltd(a)                                   SN          94,000  2,255,060
      Sanmina-SCI Corp(a)                                                            63,300  1,259,670
=======================================================================================================
                                                                                             5,481,723
11.57 INTEGRATED TELECOMMUNICATION SERVICES
      AT&T Canada Class B Depository Receipts(a)                         CA          47,820  1,443,686
      AT&T Corp                                                                      66,600  1,208,124
      BellSouth Corp                                                                 31,060  1,184,939
      China Unicom Ltd(a)                                                CH         490,000    540,402
      COLT Telecom Group PLC(a)                                          UK          72,192    119,778
      COLT Telecom Group PLC Sponsored ADR
        Representing 4 Ord Shrs(a)                                       UK          34,982    239,977
      Portugal Telecom SGPS SA Sponsored ADR
        Representing Ord Shrs(a)                                         PO         113,300    862,213
      SBC Communications                                                             39,040  1,529,197
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
      Telefonos de Mexico SA Sponsored ADR
        Representing 20 Series L Shrs                                    MX          24,700 $  864,994
      Verizon Communications                                                         34,700  1,646,862
=======================================================================================================
                                                                                             9,640,172
7.58  INTEGRATED TELECOMMUNICATION
         SERVICES--LONG DISTANCE
      Allegiance Telecom(a)(b)                                                      339,415  2,813,750
      Broadwing Inc(a)                                                              117,200  1,113,400
      Qwest Communications International                                             80,590  1,138,737
      WorldCom Inc-MCI Group                                                         27,800    353,060
      WorldCom Inc-WorldCom Group(a)                                                 63,856    899,092
=======================================================================================================
                                                                                             6,318,039
0.37  INTERNET SOFTWARE & SERVICES
      Digex Inc Class A Shrs(a)                                                     103,200    308,568
=======================================================================================================
2.16  MOVIES & ENTERTAINMENT
      AOL Time Warner(a)                                                             37,560  1,205,676
      Gemstar-TV Guide International(a)                                              21,370    591,949
=======================================================================================================
                                                                                             1,797,625
1.49  NATURAL GAS PIPELINES
      Dynegy Inc Class A Shrs                                                         3,900     99,450
      El Paso                                                                        25,663  1,144,826
=======================================================================================================
                                                                                             1,244,276
5.14  NETWORKING EQUIPMENT
      Cisco Systems(a)                                                              109,180  1,977,250
      Extreme Networks(a)(b)                                                         56,100    723,690
      Juniper Networks(a)                                                            18,400    348,680
      ONI Systems(a)(b)                                                              83,900    526,053
      Riverstone Networks(a)(b)                                                      42,350    703,010
=======================================================================================================
                                                                                             4,278,683
4.31  SEMICONDUCTORS
      Agere Systems Class A Shrs(a)                                                 143,600    817,084
      Applied Micro Circuits(a)                                                      64,160    726,291
      PMC-Sierra Inc(a)(b)                                                           33,000    701,580
      RF Micro Devices(a)                                                            30,900    594,207
      Vitesse Semiconductor(a)                                                       60,380    750,523
=======================================================================================================
                                                                                             3,589,685
1.24  SYSTEMS SOFTWARE
      Micromuse Inc(a)                                                               68,800  1,032,000
=======================================================================================================
12.15 TELECOMMUNICATIONS EQUIPMENT
      CIENA Corp(a)(c)                                                               16,100    230,391
      Comverse Technology(a)(b)                                                      38,400    859,008
      Ericsson (L M) Telephone Sponsored ADR Representing
        Series B Shrs                                                    SW         143,600    749,592
      JDS Uniphase(a)                                                                82,048    716,279
                                                                    COUNTRY       SHARES OR
                                                                    CODE IF       PRINCIPAL
%     DESCRIPTION                                                    NON US          AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
      Lucent Technologies                                                            70,400 $  442,816
      Nokia Corp Sponsored ADR Representing Ord Shrs                     FI          57,320  1,406,060
      Nortel Networks                                                    CA          58,900    441,750
      Powerwave Technologies(a)                                                      31,700    547,776
      QUALCOMM Inc(a)                                                                33,440  1,688,720
      Research in Motion Ltd(a)(b)                                       CA           5,300    125,716
      Tekelec(a)                                                                     73,000  1,322,030
      UTStarcom Inc(a)                                                               55,700  1,587,450
 =======================================================================================================
                                                                                            10,117,588
11.36 WIRELESS TELECOMMUNICATION SERVICES
      AT&T Wireless(a)                                                               62,600    899,562
      China Mobile Ltd(a)                                                HK         135,800    478,040
      Leap Wireless International(a)(b)                                              24,700    517,959
      Nextel Communications Class A Shrs(a)                                         139,900  1,533,304
      Nextel Partners Class A Shrs(a)                                                83,200    998,400
      NTT DoCoMo                                                         JA              23    270,258
      Sprint Corp PCS Series 1 Shrs(a)(b)                                            16,200    395,442
      Telecom Italia Mobile SpA                                          IT         263,610  1,471,684
      Vodafone Group PLC                                                 UK         626,426  1,638,781
      Western Wireless Class A Shrs(a)                                               44,610  1,260,232
=======================================================================================================
                                                                                             9,463,662
      TOTAL COMMON STOCKS (COST $105,752,618)                                               66,815,373
=======================================================================================================
0.30  FIXED INCOME SECURITIES--CORPORATE BONDS
0.30  INTEGRATED TELECOMMUNICATION/
         SERVICES--LONG DISTANCE
      Esat Telecom Group PLC, Sr Deferred Step-Up Notes,
        Zero Coupon(d) 2/1/2007 (Amortized Cost $255,904)                IE      $  235,000    249,178
=======================================================================================================
1.08  OTHER SECURITIES
1.08  DIVERSIFIED FINANCIAL SERVICES
      BlueStream Ventures LP(a)(e)(f) (Cost $937,500)                               937,500    898,528
=======================================================================================================
18.42 SHORT-TERM INVESTMENTS
0.39  US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Discount Notes(c), 1.670%, 1/29/2002
        (Amortized Cost $329,571)                                                $  330,000    329,571
=======================================================================================================
18.03 REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated 12/31/2001 due
        1/2/2002 at 1.740%, repurchased at $15,020,452
        (Collateralized by Federal Home Loan Bank Bonds, due
        11/15/2004 at 3.375%, value $15,409,726)(Cost
        $15,019,000)                                                            $15,019,000 15,019,000
=======================================================================================================
      TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $15,348,571)                             15,348,571
=======================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $122,294,593)                                                                $83,311,650
=======================================================================================================

(a)  Security is non-income producing.
(b) Loaned security, a portion or all of the security is on loan at December 31, 2001.

(c) Security or a portion of the security has been designated as collateral for written options.
(d) Step up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step-up at a future date.
(e) The Fund has remaining commitments of $937,500 to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.
(f)  The following is a restricted security at December 31, 2001:

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES

--------------------------------------------------------------------------------
                                                                     VALUE AS
                                       ACQUISITION  ACQUISITION          % OF
DESCRIPTION                                  DATES         COST    NET ASSETS
--------------------------------------------------------------------------------
BlueStream Ventures LP             8/3/00-12/14/01  $   937,500          1.22%
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

--------------------------------------------------------------------------------
                                                            % OF
                                           COUNTRY    INVESTMENT
COUNTRY                                       CODE    SECURITIES          VALUE
--------------------------------------------------------------------------------
Bermuda                                         BD         0.51%    $   422,212
Canada                                          CA         4.77       3,978,145
China                                           CH         0.65         540,402
Finland                                         FI         1.69       1,406,060
Hong Kong                                       HK         0.57         478,040
Ireland                                         IE         0.30         249,178
Italy                                           IT         1.77       1,471,684
Japan                                           JA         0.32         270,258
Mexico                                          MX         1.04         864,994
Portugal                                        PO         1.03         862,213
Singapore                                       SN         2.71       2,255,060
Sweden                                          SW         0.90         749,592
United Kingdom                                  UK         2.91       2,421,825
United States                                             80.83      67,341,987
================================================================================
                                                         100.00%    $83,311,650
================================================================================

OPTIONS CONTRACTS

--------------------------------------------------------------------------------
                        NUMBER OF  EXPIRATION   EXERCISE     PREMIUMS     MARKET
                        CONTRACTS       DATES      PRICE     RECEIVED      VALUE
--------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
CIENA Corp                  (157)     1/19/02    $ 22.50      $19,938  $ (1,570)
================================================================================
PUTS
CIENA Corp                  (157)     1/19/02    $ 17.50      $27,003  $(45,530)
================================================================================
TOTAL OPTIONS WRITTEN                                         $46,941  $(47,100)
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                           TELECOMMUNICATIONS
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $122,294,593
================================================================================
  At Value(a)                                                    $ 83,311,650
Foreign Currency (Cost $29,000)                                        29,900
Receivables:
  Investment Securities Sold                                          166,794
  Fund Shares Sold                                                     20,693
  Dividends and Interest                                               31,448
Other Investments (Note 6)                                          4,925,153
Appreciation on Forward Foreign Currency Contracts                        673
Prepaid Expenses and Other Assets                                       4,603
================================================================================
TOTAL ASSETS                                                       88,490,914
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $46,941)                   47,100
Payables:
  Custodian                                                            55,687
  Investment Securities Purchased                                   4,537,441
  Fund Shares Repurchased                                           5,149,965
  Securities Loaned                                                 4,925,153
Accrued Expenses and Other Payables                                     8,346
================================================================================
TOTAL LIABILITIES                                                  14,723,692
================================================================================
NET ASSETS AT VALUE                                              $ 73,767,222
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $279,752,933
Accumulated Undistributed Net Investment Loss                          (3,481)
Accumulated Undistributed Net Realized Loss on Investment
  Securities, Foreign Currency Transactions and Option Contracts (166,999,303) Net Depreciation of Investment Securities,
  Foreign Currency Transactions and Option Contracts              (38,982,927)
================================================================================
NET ASSETS AT VALUE                                              $ 73,767,222
================================================================================
Shares Outstanding                                                 13,239,218
NET ASSET VALUE, Offering and Redemption Price per Share         $       5.57
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $15,019,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001
                                                           TELECOMMUNICATIONS
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    621,610
Dividends from Affiliated Investment Companies                         92,826
Interest                                                              499,354
Securities Loaned Income                                                8,764
  Foreign Taxes Withheld                                              (15,900)
================================================================================
  TOTAL INCOME                                                      1,206,654
================================================================================
EXPENSES
Investment Advisory Fees                                              951,031
Administrative Services Fees                                          346,031
Custodian Fees and Expenses                                            32,123
Directors' Fees and Expenses                                           13,007
Professional Fees and Expenses                                         21,064
Registration Fees and Expenses                                          2,138
Reports to Shareholders                                                 5,338
Transfer Agent Fees                                                     5,000
Other Expenses                                                          6,724
================================================================================
  TOTAL EXPENSES                                                    1,382,456
  Fees and Expenses Paid Indirectly                                    (2,999)
================================================================================
     NET EXPENSES                                                   1,379,457
================================================================================
NET INVESTMENT LOSS                                                  (172,803)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                           (117,438,445)
  Foreign Currency Transactions                                    (1,193,407)
  Option Contracts                                                     85,870
================================================================================
     Total Net Realized Loss                                      (118,545,982)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                             7,681,120
  Foreign Currency Transactions                                        96,773
  Option Contracts                                                       (159)
================================================================================
     Total Net Appreciation/Depreciation                            7,777,734
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  FOREIGN CURRENCY TRANSACTIONS AND OPTION CONTRACTS              (110,768,248)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(110,941,051)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND
                                                       YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001           2000
OPERATIONS
Net Investment Loss                                 $  (172,803) $    (387,937)
Net Realized Loss on Investment Securities, Foreign
  Currency Transactions and Option Contracts       (118,545,982)   (48,395,864)
Change in Net Appreciation/Depreciation of
  Investment Securities, Foreign Currency
    Transactions and Option Contracts                 7,777,734    (59,536,369)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS         (110,941,051)  (108,320,170)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                         0         (8,807)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                           0       (600,468)
================================================================================
TOTAL DISTRIBUTIONS                                           0       (609,275)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                       402,388,128    672,016,660
Reinvestment of Distributions                                 0        609,275
================================================================================
                                                    402,388,128    672,625,935
Amounts Paid for Repurchases of Shares             (425,323,887)  (423,702,240)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      (22,935,759)   248,923,695
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            (133,876,810)   139,994,250
NET ASSETS
Beginning of Period                                 207,644,032     67,649,782
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($3,481) and ($1,453),
  respectively)                                     $73,767,222 $  207,644,032
================================================================================

                 -----------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          51,372,866     38,533,597
Shares Issued from Reinvestment of Distributions              0         50,067
================================================================================
                                                     51,372,866     38,583,664
Shares Repurchased                                  (55,276,237)   (25,554,193)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES               (3,903,371)    13,029,471
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation and income on securities principally engaged in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Options contracts are valued at the last sales price on the principal exchange on which the options are traded. If there is no last sales price reported, then bid price will be used.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income from foreign sources may be subject to foreign withholding taxes.

Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $129,597,082
                                                                   =============

   Gross Tax Unrealized Appreciation on Investment Securities      $  1,468,848
   Gross Tax Unrealized Appreciation on Options Written                  18,368
   Gross Tax Unrealized Depreciation on Investment Securities       (47,754,280)
   Gross Tax Unrealized Depreciation on Options Written                 (18,527)
                                                                   -------------
   Net Tax Depreciation on Investments                             $(46,285,591)
                                                                   =============

   Undistributed Ordinary Income                                             $0
   Accumulated Capital Loss Carryovers                             (151,190,360)
   Cumulative Effect of Other Timing Differences                     (8,509,935)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses of $8,507,568, deferred directors' fees and foreign currency contracts.

The Fund reclassified $203,844 of net operating loss to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2001, was as follows:

                                                      CALL OPTIONS           PUT OPTIONS
-----------------------------------------------------------------------------------------------
                                                  NUMBER      AMOUNT      NUMBER       AMOUNT
                                              OF OPTIONS OF PREMIUMS  OF OPTIONS   OF PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding at December 31, 2000                0   $       0           0     $       0
Options written                                     (498)     140,761       (157)        27,003
Options closed or expired                             341   (120,822)           0             0
Options outstanding at December 31, 2001            (157)   $  19,939       (157)     $  27,003

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $88,650,284 and $98,042,589, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $891. Unfunded accrued pension costs of $0 and pension liability of $1,695 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custiodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custiodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of December 31, 2001, the Fund had on loan securities valued at $4,400,668. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Telecommunications Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 21,1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         PERIOD
                                                                          ENDED
                                            YEAR ENDED DECEMBER 31  DECEMBER 31
--------------------------------------------------------------------------------
                                               2001        2000          1999(a)
PER SHARE DATA
Net Asset Value--Beginning of Period     $    12.11  $    16.45    $     10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)               (0.00)      (0.00)          0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (6.54)      (4.30)          6.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (6.54)      (4.30)          6.45
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.00        0.00           0.00
Distributions from Capital Gains               0.00        0.04           0.00
================================================================================
TOTAL DISTRIBUTIONS                            0.00        0.04           0.00
================================================================================
Net Asset Value--End of Period           $     5.57  $    12.11    $     16.45
================================================================================

TOTAL RETURN(c)                             (54.00%)    (26.17%)      64.50%(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                         $   73,767  $  207,644    $    67,650
Ratio of Expenses to Average
  Net Assets(e)(f)                             1.09%       1.06%       1.27%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)                   (0.14%)     (0.16%)       0.11%(g)
Portfolio Turnover Rate                          77%         51%         15%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 2001, 2000 and the period ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A739 9286 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TOTAL RETURN FUND








                                     ANNUAL












ANNUAL REPORT | DECMEBER 30, 2001               [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                   December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-TOTAL RETURN FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TOTAL RETURN FUND

     This line graph compares the value of a $10,000 investment in VIF - Total Return Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

                                                            Lehman Government/
          VIF - Total Return Fund      S&P 500 Index(2)     Credit Bond Index(2)

12/94     $10,000                      $10,000                 $10,000
12/94     $10,175                      $10,230                 $10,063
12/95     $12,494                      $14,069                 $11,999
12/96     $14,017                      $17,298                 $12,347
12/97     $17,228                      $23,067                 $13,552
12/98     $18,876                      $29,664                 $14,836
12/99     $18,235                      $35,903                 $14,517
12/00     $17,838                      $32,636                 $16,237
12/01     $17,575                      $28,759                 $17,617

   For the 12-month period ended December 31, 2001, the value of VIF-Total Return Fund declined 1.47%, compared to an 11.88% drop in the S&P 500 Index and an 8.50% increase in the Lehman Government/Credit Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

   In such a difficult year, we were pleased to see the fund edge only slightly lower in contrast to the S&P 500's steeper decline. This performance was a reflection of the fund's design, which emphasizes diversification across asset classes to minimize risk. By holding a substantial position in U.S. Treasury securities, which generally fared well during the period thanks to their "safe haven" status and the Federal Reserve's campaign to lower interest rates, we were able to capitalize on one of the market's few areas of strength. At the same time, when stocks finally rebounded in the fourth quarter, the fund -- having maintained positions in many of the companies that surged back -- was not left out. In this way, the fund's annual results epitomized the benefits of a balanced portfolio.

--------------------------------------------------------------------------------
                              VIF-TOTAL RETURN FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                   (1.47%)
--------------------------------------------------------------------------------
5 years                                                                    4.63%
--------------------------------------------------------------------------------
Since inception (6/94)                                                     7.72%
--------------------------------------------------------------------------------

   Our value-oriented investment style also aided the fund in 2001, as value stocks soundly outperformed their growth counterparts. Consumer products stalwart Philip Morris, for example, largely withstood the market sell-off, benefiting from its solid fundamentals and designation as a more defensive play. Performance for the company was essentially flat for the year but -- considering the challenging conditions -- this was perhaps a welcomed outcome.

   Similarly, large-cap, diversified pharmaceutical holding American Home Products, financial giant Citigroup Inc, and discount retailer Target Corp all navigated the volatility with aplomb, outpacing the broad market by virtue of their relative stability. Finally, although the fund was underweight in the technology sector relative to the S&P 500 Index throughout the year, solid stock picks like Microsoft Corp -- which made strides in putting its antitrust woes behind it -- and Intel Corp provided ballast, posting gains despite the weak economy.

   On the down side, the fund was hampered by its holdings in the telecommunication services sector. Qwest Communications International and SBC Communications, for example, both struggled during the period, falling considerably. Another disappointment was Nokia Corp, a global leader in mobile communications that could not overcome 2001's unfavorable business climate. However, Nokia was able to regain some lost ground in the fourth quarter when market conditions -- and the company's projected earnings -- improved dramatically.

   Going forward, we expect to continue combining careful stock selection -- which is crucial during times like these when uncertainty is clouding the corporate earnings picture -- with a generally positive outlook. Overall, we believe that the stimuli provided by the Fed in 2001 will eventually take hold and trigger sustained economic growth. Therefore, the fund currently favors equities that stand to benefit in the event of a recovery, balanced by a mix of mortgage-backed securities and highly liquid U.S. Treasuries on the fixed-income side of the portfolio.

FUND MANAGEMENT

CHARLES P. MAYER (EQUITY)

     Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

RICHARD R. HINDERLIE (FIXED-INCOME)

     Vice President, INVESCO Funds Group. BA, Pacific Lutheran University; MBA, Arizona State University. Joined INVESCO in 1993. Began investment career in 1973.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
TOTAL RETURN FUND
65.89 COMMON STOCKS
1.26  AEROSPACE & DEFENSE
      General Dynamics                                   1,500     $  119,460
      Northrop Grumman                                   1,700        171,377
================================================================================
                                                                      290,837
1.19  ALUMINUM
      Alcoa Inc                                          7,700        273,735
================================================================================
0.74  AUTOMOBILE MANUFACTURERS
      General Motors                                     3,500        170,100
================================================================================
4.10  BANKS
      Bank of America                                    5,100        321,045
      FleetBoston Financial                              8,100        295,650
      Mellon Financial                                   3,800        142,956
      Wells Fargo & Co                                   4,300        186,835
================================================================================
                                                                      946,486
0.71  BREWERS
      Anheuser-Busch Cos                                 3,600        162,756
================================================================================
1.56  COMPUTER HARDWARE
      Compaq Computer                                   12,000        117,120
      International Business Machines                    2,000        241,920
================================================================================
                                                                      359,040
0.80  CONSUMER FINANCE
      Household International                            3,200        185,408
================================================================================
1.46  DIVERSIFIED CHEMICALS
      Dow Chemical                                      10,000        337,800
================================================================================
4.40  DIVERSIFIED FINANCIAL SERVICES
      Citigroup Inc                                     11,713        591,272
      JP Morgan Chase & Co                              11,650        423,477
================================================================================
                                                                    1,014,749
0.42  DIVERSIFIED METALS & MINING
      Phelps Dodge                                       3,000         97,200
================================================================================
1.08  ELECTRIC UTILITIES
      Dominion Resources                                 3,900        234,390
      Duke Energy                                          400         15,704
================================================================================
                                                                      250,094
1.78  ELECTRICAL COMPONENTS & EQUIPMENT
      SPX Corp(a)                                        3,000        410,700
================================================================================
0.39  GAS UTILITIES
      National Fuel Gas                                  3,600         88,920
================================================================================
1.23  GENERAL MERCHANDISE STORES
      Target Corp                                        6,900        283,245
================================================================================

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
1.10  HOUSEHOLD PRODUCTS
      Procter & Gamble                                   3,200     $  253,216
================================================================================
2.08  INDUSTRIAL CONGLOMERATES
      General Electric                                  12,000        480,960
================================================================================
0.96  INDUSTRIAL GASES
      Praxair Inc                                        4,000        221,000
================================================================================
1.17  INDUSTRIAL MACHINERY
      Illinois Tool Works                                4,000        270,880
================================================================================
0.98  INSURANCE BROKERS
      Marsh & McLennan                                   2,100        225,645
================================================================================
4.82  INTEGRATED OIL & GAS
      BP PLC Sponsored ADR Representing 6 Ord Shrs       4,668        217,109
      ChevronTexaco Corp                                 3,000        268,830
      Exxon Mobil                                       10,000        393,000
      Royal Dutch Petroleum New York Registry
        1.25 Gldr Shrs                                   4,776        234,120
================================================================================
                                                                    1,113,059
3.01  INTEGRATED TELECOMMUNICATION SERVICES
      AT&T Corp                                          6,322        114,681
      BellSouth Corp                                     4,000        152,600
      SBC Communications                                 5,300        207,601
      Verizon Communications                             4,640        220,214
================================================================================
                                                                      695,096
1.95  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Qwest Communications International                16,229        229,316
      Sprint Corp                                       11,000        220,880
================================================================================
                                                                      450,196
4.13  INVESTMENT ADVISER/BROKER DEALER SERVICES
      Lehman Brothers Holdings                           5,200        347,360
      Merrill Lynch & Co                                 4,600        239,752
      Morgan Stanley Dean Witter & Co                    3,150        176,211
      Stilwell Financial                                 7,000        190,540
================================================================================
                                                                      953,863
1.12  LIFE & HEALTH INSURANCE
      Lincoln National                                   5,300        257,421
================================================================================
2.12  MULTI-LINE INSURANCE
      Allmerica Financial                                6,000        267,300
      American International Group                       2,800        222,320
================================================================================
                                                                      489,620
1.18  PACKAGED FOODS
      Heinz (HJ) Co                                      6,600        271,392
================================================================================
1.23  PAPER PACKAGING
      Temple-Inland Inc                                  5,000        283,650
================================================================================
1.68  PAPER PRODUCTS
      Bowater Inc                                        4,300        205,110
      International Paper                                4,500        181,575
================================================================================
                                                                      386,685

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
4.85  PHARMACEUTICALS
      American Home Products                             6,000     $  368,160
      Bristol-Myers Squibb                               4,000        204,000
      Pfizer Inc                                         6,000        239,100
      Pharmacia Corp                                     2,200         93,830
      Schering-Plough Corp                               6,000        214,860
================================================================================
                                                                    1,119,950
1.43  PUBLISHING & PRINTING
      McGraw-Hill Cos                                    5,400        329,292
================================================================================
0.59  RAILROADS
      Union Pacific                                      2,400        136,800
================================================================================
0.94  REAL ESTATE INVESTMENT TRUSTS
      Mack-Cali Realty                                   7,000        217,140
================================================================================
1.27  SEMICONDUCTOR EQUIPMENT
      Applied Materials(a)                               3,000        120,300
      Teradyne Inc(a)                                    5,700        171,798
================================================================================
                                                                      292,098
3.23  SEMICONDUCTORS
      Analog Devices(a)                                  4,000        177,560
      Intel Corp                                        10,000        314,500
      Texas Instruments                                  9,000        252,000
================================================================================
                                                                      744,060
0.67  SPECIALTY CHEMICALS
      Potash Corp of Saskatchewan                        2,500        153,450
================================================================================
1.23  SYSTEMS SOFTWARE
      Microsoft Corp(a)                                  4,300        284,875
================================================================================
1.60  TELECOMMUNICATIONS EQUIPMENT
      Nokia Corp Sponsored ADR Representing Ord Shrs    15,000        367,950
================================================================================
1.43  TOBACCO
      Philip Morris                                      7,200        330,120
================================================================================
      TOTAL COMMON STOCKS (COST $14,454,386)                       15,199,488
================================================================================
30.49 FIXED INCOME SECURITIES
12.60 US GOVERNMENT OBLIGATIONS
      US Treasury Bonds
        7.500%, 11/15/2016                          $  500,000        591,269
        5.375%, 2/15/2031                           $  200,000        197,188
      US Treasury Notes, 5.875%, 11/15/2004         $2,000,000      2,117,656
================================================================================
          TOTAL US GOVERNMENT OBLIGATION
           (Amortized Cost $2,929,258)                              2,906,113
================================================================================

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
14.07 US GOVERNMENT AGENCY OBLIGATIONS
      Fannie Mae, Notes, 5.500%, 10/1/2016          $  294,283     $  289,593
      Freddie Mac
        Gold, Participation Certificates
           6.000%, 5/1/2014                         $  724,080        731,716
           5.000%, 11/1/2016                        $  996,418        961,232
        Reference Notes, 5.750%, 7/15/2003          $  435,000        454,011
      Government National Mortgage Association I
        Pass-Through Certificates, 6.000%,
          1/15/2029                                 $  823,051        808,700
================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $3,228,592)                               3,245,252
================================================================================
3.82  CORPORATE BONDS
1.35  BANKS
      Bayerische Landesbank, Sub Notes,
        6.375%, 10/15/2005                          $  100,000        104,227
      SunTrust Banks, Sr Notes, 6.250%, 6/1/2008    $  100,000        101,318
      Wells Fargo & Co, Sr Notes, 6.625%, 7/15/2004 $  100,000        106,108
================================================================================
                                                                      311,653
0.30  DIVERSIFIED FINANCIAL SERVICES
      CIT Group, Sr Notes, 7.625%, 8/16/2005        $   65,000         69,842
================================================================================
0.46  GENERAL MERCHANDISE STORES
      Wal-Mart Stores, Sr Notes, 6.550%, 8/10/2004  $  100,000        106,685
================================================================================
0.88  HOUSEHOLD PRODUCTS
      Colgate-Palmolive Co, Medium-Term Notes,
        Series C, 5.580%, 11/6/2008                 $  100,000        100,556
      Procter & Gamble, Notes, 5.250%, 9/15/2003    $  100,000        103,103
================================================================================
                                                                      203,659
0.43  INTEGRATED TELECOMMUNICATION SERVICES
      GTE Northwest, Deb, Series D, 5.550%,
        10/15/2008                                  $  100,000         97,865
================================================================================
0.40  INTEGRATED TELECOMMUNICATION SERVICES--LONG DISTANCE
      Sprint Capital, Gtd Sr Notes, 6.875%,
        11/15/2028                                  $  100,000         91,903
================================================================================
        TOTAL CORPORATE BONDS (Amortized Cost $844,115)               881,607
================================================================================
      TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $7,001,965)     7,032,972
================================================================================
3.62  SHORT-TERM INVESTMENTS
0.44  CORPORATE BONDS
0.44  DIVERSIFIED FINANCIAL SERVICES
      Associates Corp of North America, Sr Notes,
        6.375%, 10/15/2002
        (Amortized Cost $100,633)                   $  100,000        102,986
================================================================================

                                                     SHARES OR
                                                     PRINCIPAL
%     DESCRIPTION                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
3.18  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        12/31/2001 due 1/2/2002 at 1.740%, repur-
        chased at $733,071 (Collateralized  by
        Federal Home Loan Bank Bonds, due
        11/29/2002 at  2.155%, value $750,957)
        (Cost $733,000)                             $  733,000        733,000
================================================================================
      TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $833,633)          835,986
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $22,289,984)                                         $23,068,446
================================================================================

(a)  Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                        TOTAL
                                                                       RETURN
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $ 22,289,984
================================================================================
  At Value(a)                                                    $ 23,068,446
Cash                                                                    9,866
Receivables:
  Investment Securities Sold                                           47,196
  Fund Shares Sold                                                     58,947
  Dividends and Interest                                               83,866
Prepaid Expenses and Other Assets                                       1,259
================================================================================
TOTAL ASSETS                                                       23,269,580
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                      89,586
  Fund Shares Repurchased                                                 765
Accrued Expenses and Other Payables                                     7,921
================================================================================
TOTAL LIABILITIES                                                      98,272
================================================================================
NET ASSETS AT VALUE                                              $ 23,171,308
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $ 23,578,040
Accumulated Undistributed Net Investment Income                       430,142
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                            (1,615,336)
Net Appreciation of Investment Securities                             778,462
================================================================================
NET ASSETS AT VALUE                                              $ 23,171,308
================================================================================
Shares Outstanding                                                  1,819,498
NET ASSET VALUE, Offering and Redemption Price per Share         $      12.74
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $733,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                        TOTAL
                                                                       RETURN
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $    244,339
Interest                                                              437,782
  Foreign Taxes Withheld                                               (1,290)
================================================================================
  TOTAL INCOME                                                        680,831
================================================================================
EXPENSES
Investment Advisory Fees                                              160,842
Administrative Services Fees                                           66,831
Custodian Fees and Expenses                                             8,311
Directors' Fees and Expenses                                            9,597
Professional Fees and Expenses                                         16,724
Registration Fees and Expenses                                             32
Reports to Shareholders                                                10,469
Transfer Agent Fees                                                     5,000
Other Expenses                                                          4,431
================================================================================
  TOTAL EXPENSES                                                      282,237
  Fees and Expenses Absorbed by Investment Adviser                    (35,057)
  Fees and Expenses Paid Indirectly                                      (737)
================================================================================
     NET EXPENSES                                                     246,443
================================================================================
NET INVESTMENT INCOME                                                 434,388
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                             91,839
Change in Net Appreciation/Depreciation of Investment Securities     (796,176)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (704,337)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (269,949)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TOTAL RETURN FUND

                                                        YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                           2001          2000
OPERATIONS
Net Investment Income                               $   434,388 $     488,322
Net Realized Gain (Loss) on Investment Securities        91,839    (1,709,203)
Change in Net Appreciation/Depreciation of
  Investment Securities                                (796,176)      266,751
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS             (269,949)     (954,130)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                  (489,008)      (86,085)
Net Realized Gain on Investment Securities                    0    (2,524,619)
================================================================================
TOTAL DISTRIBUTIONS                                    (489,008)   (2,610,704)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         9,139,530     6,107,453
Reinvestment of Distributions                           489,008     2,610,704
================================================================================
                                                      9,628,538     8,718,157
Amounts Paid for Repurchases of Shares               (5,549,289)  (13,041,154)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        4,079,249    (4,322,997)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS               3,320,292    (7,887,831)
NET ASSETS
Beginning of Period                                  19,851,016    27,738,847
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $430,142 and $487,172,
  respectively)                                     $23,171,308  $ 19,851,016
================================================================================

              ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             706,802       408,387
Shares Issued from Reinvestment of Distributions         38,389       202,985
================================================================================
                                                        745,191       611,372
Shares Repurchased                                     (428,877)     (888,271)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                  316,314      (276,899)
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO Variable Investment Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund (the "Fund", presented herein) and Utilities Fund. The investment objective of the Fund is to seek a high total return on investments through capital appreciation and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividends and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $489,008 of ordinary income distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 54.18% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $22,330,675
                                                                   ============

   Gross Tax Unrealized Appreciation                               $ 1,913,525
   Gross Tax Unrealized Depreciation                                (1,175,754)
                                                                   ------------
   Net Tax Appreciation on Investments                             $   737,771
                                                                   ============

   Undistributed Ordinary Income                                   $   431,964
   Accumulated Capital Loss Carryovers                              (1,574,645)
   Cumulative Effect of Other Timing Differences                        (1,822)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the year 2008. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $0, deferred directors' fees and foreign currency contracts.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.75% on the first $500 million of average net assets; reduced to 0.65% on the next $500 million of average net assets; reduced to 0.55% of average net assets in excess of $1 billion; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the year ended December 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,156,898 and $7,584,371 respectively. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $11,530,087 and $8,878,219, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $74. Unfunded accrued pension costs of $90 and pension liability of $1,911 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or insturmentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31, 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Return Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado

February 4, 2002

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                  2001      2000     1999     1998      1997
PER SHARE DATA
Net Asset Value--Beginning of Period          $  13.21  $  15.58  $  16.58  $  15.81  $  13.21
==============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.19      0.33      0.41      0.37      0.36
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (0.38)    (0.73)    (0.98)     1.13      2.66
==============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.19)    (0.40)    (0.57)     1.50      3.02
==============================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.28      0.06      0.37      0.36      0.34
Distributions from Capital Gains                  0.00      1.91      0.06      0.37      0.08
==============================================================================================
TOTAL DISTRIBUTIONS                               0.28      1.97      0.43      0.73      0.42
==============================================================================================
Net Asset Value--End of Period               $   12.74  $  13.21  $  15.58  $  16.58  $  15.81
==============================================================================================

TOTAL RETURN(a)                                (1.47%)   (2.17%)   (3.40%)     9.56%    22.91%

RATIOS
Net Assets--End of Period ($000 Omitted)     $  23,171  $ 19,851  $ 27,739  $ 35,630  $ 23,268
Ratio of Expenses to Average Net Assets(b)(c)    1.15%     1.21%     1.17%     1.01%     0.92%
Ratio of Net Investment Income to
  Average Net Assets(c)                          2.02%     2.38%     2.14%     2.50%     3.07%
Portfolio Turnover Rate                            82%      103%       36%       17%       27%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2001, 2000, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.31%, 1.44%, 1.01% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.15%, 2.50% and 2.89%, respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A92 9277 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-UTILITIES FUND






                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001   [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

     The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-UTILITIES FUND

  The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - UTILITIES FUND

     This line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Utilities Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

         VIF - Utilities Fund     S&P 500 Index(2)        S&P Utilities Index(2)

12/95    $10,000                  $10,000                 $10,000
12/95    $10,908                  $13,753                 $13,204
12/96    $12,300                  $16,909                 $13,954
12/97    $15,179                  $22,549                 $17,394
12/98    $19,047                  $28,997                 $19,973
12/99    $22,692                  $35,096                 $18,140
12/00    $23,889                  $31,902                 $28,512
12/01    $16,146                  $28,112                 $19,833

   For the 12-month period ended December 31, 2001, the value of your shares declined 32.41%, underperforming the 11.88% decline in the S&P 500 Index, as well as the 30.44% decline in the S&P Utilities Index, which is a more accurate benchmark for the fund. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
               AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                                  (32.41%)
--------------------------------------------------------------------------------
5 years                                                                    5.49%
--------------------------------------------------------------------------------
Since inception (1/95)                                                     7.09%
--------------------------------------------------------------------------------

     Utility   stocks   endured  a  difficult   year,  as  economic   fears  and
industry-specific woes clouded the group's near-term prospects. The power companies, including fund holdings in Calpine Corp and Mirant Corp, had a particularly challenging year. During the first six months of the year, concerns about an energy crisis in California pressured the group. But as the crisis faded, prices of the underlying commodities softened and the economy continued to weaken. Then Enron Corp melted down as a result of its use of complicated business arrangements to move debt off its books. Although we sold our Enron exposure well before these problems came to light, the fund was still affected. Enron competed in several of the same business lines as some of the fund's holdings, and many of them declined in sympathy. In our opinion, our holdings are well positioned, and we believe that Enron's problems were company specific.

     Telecommunications-related utilities did not fare much better. While economic worries plagued the regional Bell operating companies, including BellSouth Corp, the group's defensive characteristics helped it to outperform the market on a relative basis. The same cannot be said for the competitive local exchange carriers (CLECs), many of which declined after they were unable to secure sufficient funding for their operations. Although the fund's exposure to this group is limited to only the highest quality, most well-funded CLECs, such as Time Warner Telecom, this exposure hurt performance nonetheless.

     We remain confident that the economy will improve in the next year, which would likely benefit the utilities sector. And despite the recent poor performance by many of the fund's power generators, we continue to believe that they represent some of the best long-term opportunities in the utilities universe, and that investors will once again recognize that the imbalances between supply and demand continue to favor the power producers.

FUND MANAGEMENT

BRIAN HAYWARD, CFA

     Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE S&P UTILITIES INDEX IS AN UNMANAGED INDEX REPRESENTATIVE OF EQUITIES IN THE UTILITY SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------
UTILITIES FUND
88.76  COMMON STOCKS
2.74   ALTERNATIVE CARRIERS
       Cable & Wireless PLC(a)                                               38,400    $   184,708
       Time Warner Telecom Class A Shrs(a)                                   21,100        373,259
==================================================================================================
                                                                                           557,967
41.98  ELECTRIC UTILITIES
       Alliant Energy                                                        28,070        852,205
       Calpine Corp(a)                                                       24,100        404,639
       Constellation Energy Group                                            17,600        467,280
       Dominion Resources                                                    15,000        901,500
       Duke Energy                                                           31,452      1,234,806
       Exelon Corp                                                           17,412        833,687
       FPL Group                                                              6,700        377,880
       Mirant Corp(a)                                                        24,100        386,082
       Pinnacle West Capital                                                 19,400        811,890
       PPL Corp                                                              11,200        390,320
       Reliant Energy                                                        13,800        365,976
       Reliant Resources(a)                                                  22,300        368,173
       SCANA Corp                                                             9,500        264,385
       TXU Corp                                                              18,600        876,990
==================================================================================================
                                                                                         8,535,813
0.68   GAS UTILITIES
       ONEOK Inc                                                              7,700        137,368
==================================================================================================
20.69  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                           10,700        660,511
       AT&T Canada Class B Depository Receipts(a)                            15,700        473,983
       AT&T Corp                                                             17,200        312,008
       BellSouth Corp                                                        18,140        692,041
       COLT Telecom Group PLC Sponsored ADR Representing 4 Ord Shrs(a)        6,912         47,416
       Portugal Telecom SGPS SA Sponsored ADR Representing Ord Shrs          35,500        270,155
       SBC Communications                                                    16,606        650,457
       Telefonica SA Sponsored ADR Representing 3 Ord Shrs                   13,083        524,367
       Verizon Communications                                                12,133        575,832
==================================================================================================
                                                                                         4,206,770
5.78   INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
       Allegiance Telecom(a)                                                 64,600        535,534
       Broadwing Inc(a)                                                      22,000        209,000
       Qwest Communications International                                     5,001         70,664
       WorldCom Inc-MCI Group                                                28,400        360,680
==================================================================================================
                                                                                         1,175,878

                                                                          SHARES OR
                                                                          PRINCIPAL
%      DESCRIPTION                                                           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------
10.02  NATURAL GAS PIPELINES
       Dynegy Inc Class A Shrs                                                  900    $    22,950
       El Paso                                                               25,449      1,135,280
       Kinder Morgan Management LLC                                           9,175        347,732
       Williams Cos                                                          20,800        530,816
==================================================================================================
                                                                                         2,036,778
2.75   OIL & GAS EXPLORATION & PRODUCTION
       NRG Energy(a)                                                         36,100        559,550
==================================================================================================
1.20   STEEL
       Oregon Steel Mills(a)                                                 49,400        244,530
==================================================================================================
2.92   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications Class A Shrs(a)                                 18,600        203,856
       Sprint Corp PCS Series 1 Shrs(a)                                       3,600         87,876
       Vodafone Group PLC                                                   115,284        301,592
==================================================================================================
                                                                                           593,324
       TOTAL COMMON STOCKS (COST $19,557,991)                                           18,047,978
==================================================================================================
11.24  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 12/31/2001
         due 1/2/2002 at 1.740%, repurchased at $2,286,221
         (Collateralized by Federal Home Loan Bank Bonds,
         due 11/29/2002 at 2.155%, value $2,332,972)
         (Cost $2,286,000)                                           $    2,286,000   $  2,286,000
==================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $21,843,991)                                                             $ 20,333,978
==================================================================================================

(a)   Security is non-income producing.

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                       UTILITIES
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $      21,843,991
================================================================================
  At Value(a)                                                  $      20,333,978
Cash                                                                      81,489
Receivables:
  Fund Shares Sold                                                       561,417
  Dividends and Interest                                                  41,903
Appreciation on Forward Foreign Currency Contracts                           185
Prepaid Expenses and Other Assets                                            825
================================================================================
TOTAL ASSETS                                                          21,019,797
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                         61,073
  Fund Shares Repurchased                                                  4,897
Accrued Expenses and Other Payables                                        6,437
================================================================================
TOTAL LIABILITIES                                                         72,407
================================================================================
NET ASSETS AT VALUE                                            $      20,947,390
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $      23,242,629
Accumulated Undistributed Net Investment Income                          161,145
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                                         (946,399)
Net Depreciation of Investment Securities and
  Foreign Currency Transactions                                      (1,509,985)
================================================================================
NET ASSETS AT VALUE                                            $      20,947,390
================================================================================
Shares Outstanding                                                     1,487,234
NET ASSET VALUE, Offering and Redemption Price per Share       $           14.08
================================================================================

(a) Investment securities at cost and value at December 31, 2001 includes a repurchase agreement of $2,286,000.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                       UTILITIES
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $         259,646
Interest                                                                  66,259
  Foreign Taxes Withheld                                                   (899)
================================================================================
  TOTAL INCOME                                                           325,006
================================================================================
EXPENSES
Investment Advisory Fees                                                  85,405
Administrative Services Fees                                              47,721
Custodian Fees and Expenses                                                8,914
Directors' Fees and Expenses                                               9,375
Professional Fees and Expenses                                            16,482
Registration Fees and Expenses                                                52
Reports to Shareholders                                                   21,628
Transfer Agent Fees                                                        5,000
Other Expenses                                                             1,177
================================================================================
  TOTAL EXPENSES                                                         195,754
  Fees and Expenses Absorbed by Investment Adviser                      (31,703)
  Fees and Expenses Paid Indirectly                                        (412)
================================================================================
     NET EXPENSES                                                        163,639
================================================================================
NET INVESTMENT INCOME                                                    161,367
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                (883,578)
  Foreign Currency Transactions                                            5,481
================================================================================
     Total Net Realized Loss                                           (878,097)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              (4,585,435)
  Foreign Currency Transactions                                         (10,910)
================================================================================
     Total Net Appreciation/Depreciation                             (4,596,345)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  (5,474,442)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                     $     (5,313,075)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
UTILITIES FUND

                                                                        YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                                       2001               2000
OPERATIONS
Net Investment Income                                           $   161,367        $   102,327
Net Realized Gain (Loss) on Investment  Securities and
  Foreign Currency Transactions                                   (878,097)             43,748
Change in Net Appreciation/Depreciation of Investment
  Securities and Foreign Currency Transactions                  (4,596,345)            358,590
==============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           (5,313,075)            504,665
==============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                             (102,460)           (14,611)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                               (106,296)          (499,901)
==============================================================================================
TOTAL DISTRIBUTIONS                                               (208,756)          (514,512)
==============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                    21,078,887          7,965,982
Reinvestment of Distributions                                       208,756            514,512
==============================================================================================
                                                                 21,287,643          8,480,494
Amounts Paid for Repurchases of Shares                          (7,118,034)        (5,308,217)
==============================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                   14,169,609          3,172,277
==============================================================================================
TOTAL INCREASE IN NET ASSETS                                      8,647,778          3,162,430
NET ASSETS
Beginning of Period                                              12,299,612          9,137,182
==============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $161,145 and $102,003,
  respectively)                                                 $20,947,390        $12,299,612
==============================================================================================

            --------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                       1,315,091            362,828
Shares Issued from Reinvestment of Distributions                     14,825             26,251
==============================================================================================
                                                                  1,329,916            389,079
Shares Repurchased                                                (426,823)          (240,655)
==============================================================================================
NET INCREASE IN FUND SHARES                                         903,093            148,424
==============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO Variable Investment Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Equity Income Fund, Financial Services Fund, Growth Fund (formerly Blue Chip Growth Fund), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund (the "Fund", presented herein). The investment objective of the Fund is to seek capital appreciation and income through investments in a specific business sector. The INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $102,460 of ordinary income distributions and $106,296 of long-term capital gain distributions. Of the ordinary income distributions declared for the year ended December 31, 2001, 100.00% qualified for the dividends received deduction available to the Fund's Corporate Shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

   Cost of Investments for Tax Purposes                            $21,888,721
                                                                   ===========

   Gross Tax Unrealized Appreciation                               $   528,028
   Gross Tax Unrealized Depreciation                                (2,082,771)
                                                                   ------------
   Net Tax Depreciation on Investments                             $(1,554,743)
                                                                   ============

   Undistributed Ordinary Income                                   $   161,756
   Accumulated Capital Loss Carryovers                                (871,666)
   Cumulative Effect of Other Timing Differences                       (30,614)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the year 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses of $30,003, deferred directors' fees and foreign currency contracts.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for the Fund was based on the annual rate of 0.60% on the first $500 million of average net assets; reduced to 0.55% on the next $500 million of average net assets; reduced to 0.45% of average net assets in excess of $1 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. Effective June 15, 2001, the investment advisory fee for the Fund is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the year ended December 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $16,516,851 and $4,196,809, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations were $44. Unfunded accrued pension costs of $0 and pension liability of $427 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended December 31, 2001, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended December 31 2001, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Utilities Fund, (one of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                  2001        2000        1999        1998       1997
PER SHARE DATA
Net Asset Value -- Beginning of Period        $  21.06    $  20.97    $  17.78    $  14.40    $ 11.95
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                          0.00        0.17        0.22        0.25       0.31
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (6.83)        0.87        3.17        3.41       2.48
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (6.83)        1.04        3.39        3.66       2.79
=====================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.07        0.03        0.20        0.24       0.29
Distributions from Capital Gains                  0.08        0.92        0.00        0.04       0.05
=====================================================================================================
TOTAL DISTRIBUTIONS                               0.15        0.95        0.20        0.28       0.34
=====================================================================================================
Net Asset Value -- End of Period              $  14.08    $  21.06    $  20.97    $  17.78    $ 14.40
=====================================================================================================

TOTAL RETURN(b)                               (32.41%)       5.28%      19.13%      25.48%     23.41%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 20,947    $ 12,300    $  9,137    $  6,993    $ 4,588
Ratio of Expenses to Average Net Assets(c)(d)    1.15%       1.22%       1.20%       1.08%      0.99%
Ratio of Net Investment Income to Average
  Net Assets(d)                                  1.13%       0.94%       1.15%       1.73%      2.92%
Portfolio Turnover Rate                            33%         50%         40%         35%       33%

(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.37%, 1.41%, 1.53%, 1.60% and 2.07%, respectively, and ratio of net investment income to average net assets would have been 0.91%, 0.75%, 0.82%, 1.21% and 1.84%, respectively.

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President(1998-2001);   Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



A94 9287 1/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND
VIF-FINANCIAL SERVICES FUND
VIF-HEALTH SCIENCES FUND
VIF-TECHNOLOGY FUND
VIF-TELECOMMUNICATIONS FUND




                                     ANNUAL












ANNUAL REPORT | DECEMBER 31, 2001         [INVESCO ICON] INVESCO(R)

MARKET OVERVIEW                                                    December 2001

   The bear market in stocks continued during 2001, as economic worries and political uncertainty undermined investor confidence. The period actually began on a strong note as stocks rallied sharply during January, following two successive interest rate cuts by the Federal Reserve. But as the first quarter progressed, and corporate profit warnings became almost a daily occurrence, it became clear that the economy was in worse shape than many had thought.

   Over the next seven months, the Fed lowered interest rates five more times, bringing the target for the federal funds rate down to its lowest level since 1994. At the same time, the Bush administration implemented several fiscal measures in an effort to further stimulate the economy. Despite these actions, the economy continued to stagnate and unemployment increased. The technology sector continued to be plagued by excessive inventories, and manufacturing was mired in recession. Only the consumer area was healthy. These trends kept investors risk averse, and bonds and other more defensive investments rallied.

   Following the September 11 terrorist attacks, conditions worsened. In the aftermath of the attacks, consumer confidence plummeted and business activity temporarily ceased. But by the middle of October, the U.S. had launched its war on terrorism, and American confidence began to bounce back. Stocks rebounded throughout the fourth quarter.

   The year ended on a positive, albeit cautious, note. The market appeared to be looking forward to an economic recovery during 2002, and Americans seemed confident that the U.S. and the coalition of civilized nations would win the war on terrorism. The world's political hierarchy and financial system remained intact, and investors appeared optimistic about the beginning of a new economic expansion.

VIF-DYNAMICS FUND

  The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)


LINE GRAPH:  VIF - DYNAMICS FUND

     This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the S&P MidCap 400 Index(2) and a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

        VIF - Dynamics Fund   S&P MidCap 400 Index(2)   Russell Midcap Growth Index(2)
 8/97   $10,000               $10,000                   $10,000

12/97   $10,340               $10,663                   $10,217

12/98   $12,341               $12,701                   $12,042

12/99   $19,202               $14,570                   $18,218

12/00   $18,521               $17,121                   $16,077

12/01   $12,754               $17,015                   $12,838

  For the 12-month period ended December 31, 2001, the value of VIF-Dynamics Fund shares declined by 31.14%, underperforming the Russell Midcap Growth Index, which declined by 20.15% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                                     (31.14%)
--------------------------------------------------------------------------------
3 years                                                      1.10%
--------------------------------------------------------------------------------
Since inception (8/97)                                       5.75%
--------------------------------------------------------------------------------

   The bear market in stocks had investors growing increasingly risk averse, a sentiment that led to growth stocks being out of favor. In particular, the telecommunications and technology sectors, two areas that enjoyed rapid growth during the late 1990s, declined sharply during the period. For most of the year, the fund's overweight exposure in those areas hindered performance. Other areas of weakness included the fund's energy, consumer staples, and industrial holdings.

   The fund's financial services stocks also endured a challenging year. The business fundamentals for many of the fund's holdings in this sector, such as Waddell & Reed Financial, are tied to the health of the stock market. Because stocks were mired in a bear market, these companies came under pressure.

   Meanwhile, the fund's exposure to basic materials, health care and utilities -- areas often regarded as more defensive sectors -- performed well during 2001. During the fourth quarter, the market's tone improved, and investors became more optimistic about an economic recovery during 2002. This change in sentiment bolstered the fund's consumer discretionary stocks. Many of these companies, including retailers Best Buy and Office Depot, should enjoy significant fundamental support when the economy rebounds.

   We remain optimistic that the economy will recover in the coming year, and that all sectors will benefit. Furthermore, we are confident that corporate earnings will improve dramatically, to the surprise of many observers.

   We have positioned the portfolio to capitalize on the renewed expansion, emphasizing companies in the semiconductor, software, asset management, brokerage and industrial sectors, while maintaining significant exposure to consumer discretionary companies. Conversely, we have continued to decrease our exposure to the more defensive health care and financial services companies, as we believe better opportunities exist elsewhere.

FUND MANAGEMENT

TIMOTHY J. MILLER, CFA

   Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

VIF-FINANCIAL SERVICES FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - FINANCIAL SERVICES FUND

   This line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Financials Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Financial Services Fund    S&P 500 Index(2)   S&P Financials Index(2)
 9/99       $10,000                          $10,000            $10,000

12/99       $11,100                          $11,487            $10,877

12/00       $13,852                          $10,442            $13,672

12/01       $12,484                          $ 9,201            $12,449

   For the 12-month period ended December 31, 2001, the value of your shares decreased 9.88%, outperforming the return of the S&P 500 Index, which lost 11.88% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

   In such a volatile year, the performance of financial services stocks was mixed -- though they generally outpaced the broad market. In the first and third quarters, we saw more defensive holdings like thrifts excel as investors were attracted to their low credit risk and reputation for relatively stable earnings. Conversely, in the second and fourth quarters, market-sensitive names representing the investment banking and brokerage sub-sectors were more apt to post gains, spurred by quarterly rebounds. Throughout the year, the Federal Reserve's 11 interest rate cuts and a steeper yield curve proved beneficial, allowing banks to experience expanding net interest margins. At the same time, an unfavorable environment for initial public offerings (IPOs) and setbacks following the September 11 terrorist attacks offset the positive momentum stemming from the Fed's easing actions.

  In keeping with these rapidly changing trends, many of the fund's holdings experienced sharp ups and downs -- only to finish the year essentially flat. Included in this group were top portfolio positions Citigroup Inc and Lehman Brothers Holdings, whose flat returns actually constituted outperformance in a year as challenging as 2001. Citigroup was rewarded for its diversified business approach -- which helped the company weather the year's turbulence -- and Lehman's emphasis on the better-performing fixed-income markets resulted in a showing stronger than many of its peers.

   We were also pleased with the relatively solid annual returns posted by Fifth Third Bancorp, a high-quality spread lender, and Radian Group, a provider of credit enhancement products.

   Additionally, at the time of the September 11 terrorist attacks, the fund was not exposed to any of the large reinsurers liable for most of the losses.

--------------------------------------------------------------------------------
                          VIF - FINANCIAL SERVICES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 12/31/01(1)

1 year                                             (9.88%)
--------------------------------------------------------------------------------
Since inception (9/99)                             10.22%
--------------------------------------------------------------------------------

   Less successful holdings included Northern Trust Corp and Goldman Sachs Group, punished throughout the majority of the period for their sizable exposure to capital markets. Yet in the fourth quarter, these companies bounced back along with the market, and we remain optimistic about their business plans and market positions, particularly as we look ahead to a possible economic recovery.

   As always, the fund will continue to target a diverse, high-quality group of companies within the financial services sector heading into 2002. We remain focused on company fundamentals and long-term growth potential -- an approach that we believe will allow the fund to weather future volatility while also ensuring that it capitalizes on any market upswings that lie ahead.

FUND MANAGEMENT

JEFFREY G. MORRIS, CFA

   Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

JOSEPH W. SKORNICKA, CFA

   Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

VIF-HEALTH SCIENCES FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - HEALTH SCIENCES FUND

   This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Health Sciences Fund    S&P 500 Index(2)

 5/97       $10,000                       $10,000

12/97       $11,040                       $11,549

12/98       $15,771                       $14,852

12/99       $16,538                       $17,975

12/00       $21,589                       $16,340

12/01       $18,871                       $14,398

  For the 12-month period ended December 31, 2001, the value of your shares decreased 12.59%, slightly underperforming the return of the S&P 500 Index, which suffered a decline of 11.88% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                                AS OF 12/31/01(1)

1 year                                                  (12.59%)
--------------------------------------------------------------------------------
3 years                                                   6.17%
--------------------------------------------------------------------------------
Since inception (5/97)                                   14.76%
--------------------------------------------------------------------------------

   Against the year's volatile backdrop, the health care sector saw investors vacillate between a range of sub-sectors -- most notably pharmaceutical and biotechnology stocks. The former fared better in the first and third quarters of the year, when defensive investments were favored for their relative stability. Yet in the second and fourth quarters, investors turned their attention to higher-beta stocks, focusing on the biotechnology sector's growth prospects. Unfortunately, however, worries over corporate profitability and economic stability never quite receded, resulting in a down year for the sector.

   Key holdings in the portfolio detracting from performance included Pfizer Inc, a large, diversified pharmaceutical company, and Genentech Inc, one of our biotechnology positions. Pfizer -- in spite of having one of the industry's highest growth rates, a strong portfolio of existing products, and a promising pipeline of drugs under development -- was unable to rise above the generally unfavorable conditions. The company's stock was also hindered in the fourth quarter by an earnings warning from influential bellwether Merck & Co (not a fund holding). And while Genentech announced promising data on its colorectal cancer drug Avastin during the period, it also lost ground, falling victim to the market's extreme fluctuations.

   Conversely, many of the fund's largest holdings weathered the challenging year and even edged higher. Stalwart Johnson & Johnson, the fund's top holding as of December 31, 2001, was a consistent performer thanks to its strong fundamentals and classic defensive posture. We were also pleased with our specialty pharmaceuticals holdings -- smaller health care firms that either create and market a tighter range of targeted drugs or specialize in producing generic versions of popular medications.

   Leading this group were King Pharmaceuticals, bolstered by strong sales of its cardiovascular drug Altace, and Forest Laboratories, recognized for the success of its antidepressant Celexa. Forest's announcement in the fourth quarter of plans to in-license a drug called Benicar for the treatment of hypertension caused it to surge even higher as the year came to a close; the company having already proven itself with Celexa, the market gave it a great deal of credit for taking this new step.

   As we look ahead, we are optimistic that powerful trends in the health care industry, such as the aging of the baby boomers and the advent of new medical technologies, will continue to drive our holdings' long-term performance. We also remain committed to our bottom-up approach, and will keep targeting health care companies with products and fundamentals strong enough to precipitate gains in market share.

FUND MANAGEMENT

THOMAS R. WALD, CFA

   Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

VIF-TECHNOLOGY FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF - TECHNOLOGY FUND

     This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

         VIF - Technology Fund     S&P 500 Index(2)    Nasdaq Composite Index(2)

 5/97    $10,000                   $10,000             $10,000

12/97    $11,480                   $11,549             $11,214

12/98    $14,429                   $14,852             $15,658

12/99    $37,361                   $17,975             $29,060

12/00    $28,612                   $16,340             $17,642

12/01    $15,501                   $14,398             $13,929

   For the 12-month period ended December 31, 2001, the value of your shares declined 45.82%, significantly underperforming the 11.88% drop in the S&P 500 Index and the 21.05% decline in the Nasdaq Composite Index, an index that is perhaps a more appropriate benchmark as it is heavily weighted in technology. (Of course, past performance is not a guarantee of future results.)(1),(2)

   As the year progressed, the technology sector was impeded by report after report that business was slowing and unwanted inventories were building up in the face of poor economic conditions. With investors already feeling risk averse and technology stocks having endured a sharp valuation correction during 2000, the market did not react well to the bad news, and technology stocks continued their declines. This uncertainty cast a shadow over the entire technology area, and, unfortunately, the market's tech-led rebound in the fourth quarter was not enough to offset the troubles encountered in the previous nine months.

   The fund's underperformance during the year was mainly attributable to our focus on high-quality industry leaders, whose higher valuations made them prime victims of the sharp sell-off. Although our commitment to owning market leaders hampered the fund in a down year, we expect these top companies to be rewarded once conditions improve for the tech sector. Specifically, our exposure to the software sub-sector held us back for the majority of the year, though we believe that software firms will be among the first to recover once demand from corporations strengthens.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                               AS OF 12/31/01 (1)

1 year                                                  (45.82%)
--------------------------------------------------------------------------------
3 years                                                   2.42%
--------------------------------------------------------------------------------
Since inception (5/97)                                    9.96%
--------------------------------------------------------------------------------

   Another key sub-sector emphasized in the fund in 2001 was semiconductors -- an area that also struggled in spite of its compelling long-term growth prospects. We finished the period with our largest allocations going toward software and semiconductor companies, but maintained a healthy diversification across the various technology sub-sectors. At the same time, throughout the year we continued to add to the larger-cap technology growth names, in keeping with our belief that high-quality firms are generally the first to rally during an upturn in the tech sector.

   Looking ahead, while the fundamental picture is clearly improving, technology stock valuations are still somewhat high, and we wouldn't be surprised to see a pullback or continued consolidation in the sector. That said, we believe that declines will be relatively benign and short-lived, and we are expecting conditions to improve significantly for the tech sector as the New Year progresses. The combination of extremely low interest rates, favorable fiscal policy, corporate downsizing, and inventory reductions has resulted in a foundation that should help lift technology companies' earnings in 2002.

   While the market is clearly anticipating a recovery, we believe that it is underestimating the leverage and earnings improvement that technology stocks will experience once the economy starts to turn. With this in mind, we continue to overweight those sub-sectors with marked economic leverage, such as semiconductors and contract manufacturing. In addition, we remain convinced that the larger growth companies will benefit most during a recovery. Therefore, we will continue to target those technology firms leading their respective markets.

FUND MANAGEMENT

WILLIAM R. KEITHLER, CFA

   Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

VIF-TELECOMMUNICATIONS FUND

   The line graph below illustrates, for the period from inception through December 31, 2001, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

   This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 12/31/01.

            VIF - Telecommunications Fund   S&P 500       MSCI-EAFE
                                            Index(2)      Index(2)

 9/99       $10,000                         $10,000       $10,000

12/99       $16,450                         $11,487       $11,705

12/00       $12,146                         $10,442       $10,071

12/01       $ 5,586                         $ 9,201       $ 7,935

   For the 12-month period ended December 31, 2001, the value of your shares declined 54.00%, compared to an 11.88% drop in the S&P 500 Index and a 21.21% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results).(1),(2)

   The telecommunications sector endured another year of poor performance, as the economic recession, which officially started in the second quarter, affected the fundamental progress or this group. The economic downturn not only hurt many companies' revenues, but also forced them to reconsider their budgets. In many cases, telecommunications spending was cut, which spurred a downturn in demand that caught equipment companies off guard. Consequently, extreme inventory excesses plagued the equipment group for most of the period. Meanwhile, poor equity market performance during 2000 had many investors feeling risk averse. As a result, alternative telecommunication service providers could no longer obtain the funding required to advance their business plans or to complete the construction of their networks, which further depressed demand for equipment.

   All in all, there were few bright spots in the sector during 2001 as regional Bell operating companies, competitive local exchange carriers, wireless service providers and equipment makers all declined to varying degrees. Even the strong performance by individual standouts, such as EchoStar Communications, the satellite television broadcaster, and VoiceStream Wireless, could not offset the broad-based declines.

   Going forward, we remain confident that the economy will improve during the next year. The anticipated economic recovery should benefit all telecommunications sectors, as it would likely lead to an increase in voice and data traffic. We believe that capital expenditures on telecommunications equipment will improve, probably by late 2002 or early 2003, which would likely provide a tailwind for the sector.

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                         AVERAGE ANNUALIZED TOTAL RETURN
                                AS OF 12/31/01(1)

1 year                                             (54.00%)
--------------------------------------------------------------------------------
Since inception (9/99)                             (22.54%)
--------------------------------------------------------------------------------

   Already, the sector has seen some improvement, as reflected by its strong performance during the fourth quarter, when the market began to consider the impact an economic rebound might have on the group's fundamentals. If this progress proves sustainable, 2002 could be a year of memorable gains.

FUND MANAGEMENT

BRIAN HAYWARD, CFA

   Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE BROAD U.S. STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE S&P FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE PERFORMANCE OF THE STOCKS OF 400
     MEDIUM-SIZED COMPANIES. THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 WITH A
     GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS PERFORMANCE OF THE EUROPEAN/AUSTRALIAN/FAR EASTERN STOCK MARKETS. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN THESE OR ANY OTHER MARKET INDEX.

SECTOR FUNDS AND TECHNOLOGY STOCKS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATION.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
DYNAMICS FUND
97.02  COMMON STOCKS
3.01   ADVERTISING
       Interpublic Group                                                     12,700   $    375,158
       Lamar Advertising Class A Shrs(a)                                     47,100      1,994,214
       Omnicom Group                                                         17,630      1,575,240
       TMP Worldwide(a)                                                      31,500      1,351,350
       WPP Group PLC(a)                                                      36,460        403,286
==================================================================================================
                                                                                         5,699,248
1.01   AEROSPACE & DEFENSE
       General Dynamics                                                       8,000        637,120
       L-3 Communications Holdings(a)                                         7,600        684,000
       Northrop Grumman                                                       5,900        594,779
==================================================================================================
                                                                                         1,915,899
0.97   ALTERNATIVE CARRIERS
       Time Warner Telecom Class A Shrs(a)                                  103,880      1,837,637
==================================================================================================
0.30   APPAREL RETAIL
       American Eagle Outfitters(a)                                          21,400        560,038
==================================================================================================
8.69   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                         24,750        840,758
       BEA Systems(a)                                                        88,200      1,358,280
       Check Point Software Technologies Ltd(a)                              61,700      2,461,213
       Intuit Inc(a)                                                         30,820      1,317,863
       Liberate Technologies(a)                                              65,200        748,496
       Macromedia Inc(a)                                                     17,800        316,840
       Mercury Interactive(a)                                                45,420      1,543,372
       Openwave Systems(a)                                                   42,011        411,288
       PeopleSoft Inc(a)                                                     45,400      1,825,080
       Peregrine Systems(a)                                                  53,800        797,854
       Quest Software(a)                                                     59,700      1,319,967
       Rational Software(a)                                                  91,900      1,792,050
       Siebel Systems(a)                                                     61,340      1,716,293
==================================================================================================
                                                                                        16,449,354
2.55   BANKS
       Banknorth Group                                                       31,200        702,624
       Golden West Financial                                                  8,500        500,225
       National Commerce Financial                                           14,000        354,200
       Northern Trust                                                        30,680      1,847,550
       Synovus Financial                                                     34,900        874,245
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       TCF Financial                                                         11,400   $     546,972
===================================================================================================
                                                                                          4,825,816
2.11   BIOTECHNOLOGY
       Genzyme Corp-General Division(a)                                      36,100       2,160,946
       Gilead Sciences(a)                                                    14,400         946,368
       IDEC Pharmaceuticals(a)                                               12,900         889,197
===================================================================================================
                                                                                          3,996,511
1.59   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                                             19,600         499,408
       Entercom Communications(a)                                            30,800       1,540,000
       Hispanic Broadcasting(a)                                              16,940         431,970
       Univision Communications Class A Shrs(a)                              13,200         534,072
===================================================================================================
                                                                                          3,005,450
2.48   CABLE & SATELLITE OPERATORS
       Cablevision Systems-Rainbow Media Group(a)                            33,485         827,079
       EchoStar Communications Class A Shrs(a)                               53,380       1,466,349
       USA Networks(a)                                                       87,920       2,401,095
===================================================================================================
                                                                                          4,694,523
2.60   CASINOS & GAMING
       Harrah's Entertainment(a)                                             96,940       3,587,749
       MGM Mirage(a)                                                         46,220       1,334,371
===================================================================================================
                                                                                          4,922,120
1.63   COMPUTER & ELECTRONICS RETAIL
       Best Buy(a)                                                           17,800       1,325,744
       CDW Computer Centers(a)                                               32,800       1,761,688
===================================================================================================
                                                                                          3,087,432
2.77   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)                                     75,460       2,499,235
       McDATA Corp
         Class A Shrs(a)                                                     43,700       1,070,650
         Class B Shrs(a)(b)                                                  30,100         755,811
       Network Appliance(a)                                                  41,800         914,166
===================================================================================================
                                                                                          5,239,862
0.36   CONSTRUCTION & ENGINEERING
       Fluor Corp                                                            18,400         688,160
===================================================================================================
0.69   CONSUMER FINANCE
       USA Education                                                         15,600       1,310,712
===================================================================================================
0.85   DATA PROCESSING SERVICES
       Paychex Inc                                                           46,375       1,616,169
===================================================================================================
0.99   DEPARTMENT STORES
       Kohl's Corp(a)                                                        26,600       1,873,704
===================================================================================================
2.48   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                 13,800         798,468
       Edwards (A G) Inc                                                     37,300       1,647,541
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       Neuberger Berman                                                      13,300   $     583,870
       SEI Investments                                                       18,120         817,393
       Sun Life Financial Services of Canada                                 16,000         345,600
       Sun Life Financial Services of Canada Canadian Shrs(b)                23,600         501,923
===================================================================================================
                                                                                          4,694,795
0.63   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                                          26,500       1,192,765
===================================================================================================
1.50   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                                             31,237         966,785
       Power-One Inc(a)                                                      93,700         975,417
       SPX Corp(a)                                                            6,500         889,850
===================================================================================================
                                                                                          2,832,052
1.95   ELECTRONIC EQUIPMENT & INSTRUMENTS
       AVX Corp                                                              20,400         481,236
       Celestica Inc(a)                                                      30,300       1,223,817
       Flextronics International Ltd(a)                                      61,380       1,472,506
       Sanmina-SCI Corp(a)                                                   25,420         505,858
===================================================================================================
                                                                                          3,683,417
0.87   EMPLOYMENT SERVICES
       Robert Half International(a)                                          61,300       1,636,710
===================================================================================================
3.93   HEALTH CARE EQUIPMENT
       Guidant Corp(a)                                                       40,400       2,011,920
       Laboratory Corp of America Holdings(a)                                22,000       1,778,700
       St Jude Medical(a)                                                    23,100       1,793,715
       Varian Medical Systems(a)                                             15,200       1,083,152
       Zimmer Holdings(a)                                                    25,400         775,716
===================================================================================================
                                                                                          7,443,203
0.51   INDUSTRIAL MACHINERY
       Illinois Tool Works                                                   14,100         954,852
===================================================================================================
0.30   INTEGRATED OIL & GAS
       Murphy Oil                                                             6,700         563,068
===================================================================================================
0.43   INTEGRATED TELECOMMUNICATION SERVICES
       Crown Castle International(a)                                         77,020         822,574
===================================================================================================
0.50   INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
       Allegiance Telecom(a)                                                113,450         940,500
===================================================================================================
1.37   INTERNET RETAIL
       eBay Inc(a)                                                           38,800       2,595,720
===================================================================================================
2.42   INTERNET SOFTWARE & SERVICES
       EarthLink Inc(a)                                                      61,100         743,587
       Expedia Inc Class A Shrs(a)                                           20,400         828,444
       SmartForce PLC Sponsored ADR Representing Ord Shrs(a)                 34,700         858,825
       VeriSign Inc(a)                                                       30,960       1,177,718
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       webMethods Inc(a)                                                     57,500   $     963,700
===================================================================================================
                                                                                          4,572,274
4.46   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                          28,500       1,671,240
       E*TRADE Group(a)                                                      45,300         464,325
       Federated Investors Class B Shrs                                      19,500         621,660
       Investment Technology Group(a)                                        17,700         691,539
       Legg Mason                                                            34,100       1,704,318
       Lehman Brothers Holdings                                              25,140       1,679,352
       Price (T Rowe) Group                                                  27,300         948,129
       Waddell & Reed Financial Class A Shrs                                 20,242         651,792
===================================================================================================
                                                                                          8,432,355
1.14   INVESTMENT COMPANIES
       Standard & Poor's MidCap 400 Depositary Receipts Trust
         Series 1 Shrs                                                       23,300       2,162,240
===================================================================================================
2.66   IT CONSULTING & SERVICES
       Accenture Ltd Class A Shrs(a)                                         21,600         581,472
       BISYS Group(a)                                                        33,200       2,124,468
       KPMG Consulting(a)                                                   123,500       2,046,395
       Sungard Data Systems(a)                                                9,900         286,407
===================================================================================================
                                                                                          5,038,742
1.41   LIFE & HEALTH INSURANCE
       John Hancock Financial Services                                       29,200       1,205,960
       Nationwide Financial Services Class A Shrs                            35,400       1,467,684
===================================================================================================
                                                                                          2,673,644
0.61  MANAGED HEALTH CARE
      First Health Group(a)                                                  46,600       1,152,884
===================================================================================================
0.18  NATURAL GAS PIPELINES
      Dynegy Inc Class A Shrs                                                13,500         344,250
===================================================================================================
2.36  NETWORKING EQUIPMENT
      Extreme Networks(a)                                                   101,560       1,310,124
      Finisar Corp(a)                                                        84,100         855,297
      Foundry Networks(a)                                                    17,600         143,440
      Juniper Networks(a)                                                    37,400         708,730
      ONI Systems(a)                                                         84,700         531,069
      Riverstone Networks(a)                                                 55,000         913,000
===================================================================================================
                                                                                          4,461,660
0.33  OIL & GAS DRILLING
      Nabors Industries(a)                                                   18,000         617,940
===================================================================================================
2.30  OIL & GAS EQUIPMENT & SERVICES
      BJ Services(a)                                                         44,600       1,447,270
      Cooper Cameron(a)                                                      33,675       1,359,123
      Smith International(a)                                                 28,750       1,541,575
===================================================================================================
                                                                                          4,347,968
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
1.74   OIL & GAS EXPLORATION & PRODUCTION
       Anadarko Petroleum                                                    17,520   $     996,012
       Apache Corp                                                           30,211       1,506,925
       Kerr-McGee Corp                                                       14,300         783,640
===================================================================================================
                                                                                          3,286,577
0.20   PERSONAL PRODUCTS
       Estee Lauder Class A Shrs                                             11,700         375,102
===================================================================================================
6.69   PHARMACEUTICALS
       Allergan Inc                                                          15,200       1,140,760
       AmerisourceBergen Corp                                                26,214       1,665,900
       Andrx Group(a)                                                        29,700       2,091,177
       Forest Laboratories(a)                                                49,200       4,031,940
       King Pharmaceuticals(a)                                               39,566       1,666,916
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing
         Ord Shrs                                                            33,600       2,070,768
===================================================================================================
                                                                                         12,667,461
2.55   SEMICONDUCTOR EQUIPMENT
       ASM Lithography Holding NV New York Registered Shrs(a)                50,400         859,320
       KLA-Tencor Corp(a)                                                    20,900       1,035,804
       Novellus Systems(a)                                                   43,000       1,696,350
       Teradyne Inc(a)                                                       40,700       1,226,698
===================================================================================================
                                                                                          4,818,172
14.89  SEMICONDUCTORS
       Altera Corp(a)                                                        70,080       1,487,098
       Analog Devices(a)                                                     37,700       1,673,503
       Applied Micro Circuits(a)                                            144,000       1,630,080
       Broadcom Corp Class A Shrs(a)                                         26,000       1,062,620
       Cree Inc(a)(b)                                                        68,700       2,023,902
       Cypress Semiconductor(a)                                              49,500         986,535
       GlobespanVirata Inc(a)                                                51,550         667,572
       Integrated Device Technology(a)                                       21,800         579,662
       Linear Technology                                                     51,580       2,013,683
       LSI Logic(a)                                                          82,700       1,305,006
       Maxim Integrated Products(a)                                          52,060       2,733,671
       Microchip Technology(a)                                               48,855       1,892,643
       Micron Technology(a)                                                  50,400       1,562,400
       NVIDIA Corp(a)                                                        35,700       2,388,330
       PMC-Sierra Inc(a)                                                     21,100         448,586
       QLogic Corp(a)                                                        27,500       1,224,025
       RF Micro Devices(a)                                                   61,800       1,188,414
       TranSwitch Corp(a)                                                    75,400         339,300
       Vitesse Semiconductor(a)                                              66,420         825,601
       Xilinx Inc(a)                                                         55,090       2,151,265
===================================================================================================
                                                                                         28,183,896
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
0.39   SPECIALTY STORES
       Office Depot(a)                                                       39,800   $     737,892
===================================================================================================
3.27   SYSTEMS SOFTWARE
       Adobe Systems                                                         37,200       1,155,060
       Micromuse Inc(a)                                                      94,600       1,419,000
       Symantec Corp(a)                                                      23,200       1,538,856
       VERITAS Software(a)                                                   46,500       2,084,595
===================================================================================================
                                                                                          6,197,511
1.36   TELECOMMUNICATIONS EQUIPMENT
       CIENA Corp(a)                                                         17,030         243,699
       Comverse Technology(a)                                                55,700       1,246,009
       JDS Uniphase(a)                                                       83,000         724,590
       Sonus Networks(a)                                                     77,300         357,126
===================================================================================================
                                                                                          2,571,424
0.99   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Partners Class A Shrs(a)                                      116,500       1,398,000
       Western Wireless Class A Shrs(a)                                      16,980         479,685
===================================================================================================
                                                                                          1,877,685
       TOTAL COMMON STOCKS (COST $194,229,373)                                          183,601,968
===================================================================================================
2.98   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2001 due 1/2/2002 at 1.740%, repurchased
         at $1,648,159 (Collateralized by Federal Home
         Loan Bank Bonds, due 11/15/2004 at 3.375%,
         value $1,692,558) (Cost $1,648,000)                            $ 1,648,000       1,648,000
       Repurchase Agreement with State Street dated
         12/31/2001 due 1/2/2002 at 1.740%, repurchased
         at $4,000,387 (Collateralized by Freddie Mac
         Notes, due 11/26/2002 at 2.210%, value $4,107,067)
         (Cost $4,000,000)                                              $ 4,000,000       4,000,000
===================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $5,648,000)                                     5,648,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $199,877,373)                                                            $ 189,249,968
===================================================================================================

FINANCIAL SERVICES FUND
95.39  COMMON STOCKS
34.29  BANKS
       Bank of America                                                      146,000   $   9,190,700
       Bank of New York                                                     132,175       5,392,740
       Commerce Bancorp                                                      48,800       1,919,792
       Credit Suisse Group(a)                                                29,300       1,249,437
       Deutsche Bank AG Registered Shrs                                      26,000       1,838,142
       Fifth Third Bancorp                                                  143,425       8,796,255
       FleetBoston Financial                                                168,042       6,133,533
       Golden West Financial                                                 26,500       1,559,525
       Investors Financial Services                                          33,100       2,191,551
       National Commerce Financial                                           95,800       2,423,740
       Northern Trust                                                        63,000       3,793,860
       PNC Financial Services Group                                          29,600       1,663,520

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       Silicon Valley Bancshares(a)                                          17,450   $     466,438
       Synovus Financial                                                     75,800       1,898,790
       TCF Financial                                                        108,400       5,201,032
       Wells Fargo & Co                                                     175,050       7,605,923
       Zions Bancorp                                                         40,200       2,113,716
===================================================================================================
                                                                                         63,438,694
9.61   CONSUMER FINANCE
       AmeriCredit Corp(a)                                                   34,800       1,097,940
       Fannie Mae                                                            52,700       4,189,650
       Freddie Mac                                                           73,250       4,790,550
       Household International                                               97,100       5,625,974
       USA Education                                                         24,600       2,066,892
===================================================================================================
                                                                                         17,771,006
13.63  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                 96,400       5,577,704
       Citigroup Inc                                                        209,140      10,557,387
       JP Morgan Chase & Co                                                 126,660       4,604,091
       State Street                                                          78,800       4,117,300
       Sun Life Financial Services of Canada                                 16,500         356,400
===================================================================================================
                                                                                         25,212,882
4.60   INSURANCE BROKERS
       Gallagher (Arthur J) & Co                                             83,100       2,866,119
       Marsh & McLennan                                                      52,560       5,647,572
===================================================================================================
                                                                                          8,513,691
12.87  INVESTMENT ADVISER/BROKER DEALER SERVICES
       Affiliated Managers Group(a)                                          13,800         972,624
       Eaton Vance                                                           29,600       1,052,280
       Federated Investors Class B Shrs                                      80,800       2,575,904
       Goldman Sachs Group                                                   70,500       6,538,875
       Lehman Brothers Holdings                                             113,500       7,581,800
       Merrill Lynch & Co                                                    75,400       3,929,848
       Stilwell Financial                                                    42,950       1,169,099
===================================================================================================
                                                                                         23,820,430
4.35   LIFE & HEALTH INSURANCE
       AFLAC Inc                                                            105,800       2,598,448
       Manulife Financial                                                    32,900         857,374
       Nationwide Financial Services Class A Shrs                            66,000       2,736,360
       Principal Financial Group(a)                                          77,100       1,850,400
===================================================================================================
                                                                                          8,042,582
8.67   MULTI-LINE INSURANCE
       American International Group                                         106,650       8,468,010
       Hartford Financial Services Group                                     36,600       2,299,578
       Radian Group                                                         122,900       5,278,555
===================================================================================================
                                                                                         16,046,143
4.74   PROPERTY & CASUALTY INSURANCE
       Everest Re Group Ltd                                                  99,900       7,062,930
       St Paul                                                               39,000       1,714,830
===================================================================================================
                                                                                          8,777,760

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
0.51   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                       37,500   $     935,625
===================================================================================================
2.12   REINSURANCE
       Renaissance Re Holdings Ltd                                           31,300       2,986,020
       Swiss Re Registered Shrs                                               9,300         935,433
===================================================================================================
                                                                                          3,921,453
       TOTAL COMMON STOCKS (COST $163,668,102)                                          176,480,266
===================================================================================================
4.61   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2001 due 1/2/2002 at 1.740%, repurchased
         at $8,527,824 (Collateralized by Federal Home
         Loan Bank Bonds, due 11/15/2004 at 3.375%,
         value $8,749,003) (Cost $8,527,000)                            $ 8,527,000       8,527,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $172,195,102)                                                            $ 185,007,266
===================================================================================================

HEALTH SCIENCES FUND
97.50  COMMON STOCKS
25.98  BIOTECHNOLOGY
       Abgenix Inc(a)                                                       187,140   $   6,295,390
       Amgen Inc(a)                                                         247,140      13,948,582
       Applera Corp-Applied Biosystems Group                                  2,000          78,540
       Genentech Inc(a)                                                     223,140      12,105,345
       Genzyme Corp-General Division(a)                                     198,880      11,904,957
       Gilead Sciences(a)                                                   158,480      10,415,306
       Human Genome Sciences(a)                                             160,840       5,423,525
       IDEC Pharmaceuticals(a)                                              194,150      13,382,759
       ImClone Systems(a)(b)                                                 93,700       4,353,302
       Millennium Pharmaceuticals(a)                                        258,390       6,333,139
       Protein Design Labs(a)                                               192,160       6,302,848
===================================================================================================
                                                                                         90,543,693
12.79  HEALTH CARE EQUIPMENT
       Baxter International                                                 112,440       6,030,157
       Guidant Corp(a)                                                      247,800      12,340,440
       Laboratory Corp of America Holdings(a)                                42,080       3,402,168
       St Jude Medical(a)                                                   190,260      14,773,689
       Varian Medical Systems(a)                                             75,780       5,400,083
       Zimmer Holdings(a)                                                    85,640       2,615,446
===================================================================================================
                                                                                         44,561,983
2.11   HEALTH CARE FACILITIES
       HCA Inc                                                               93,740       3,612,740
       Tenet Healthcare(a)                                                   63,420       3,724,022
===================================================================================================
                                                                                          7,336,762
1.01   MANAGED HEALTH CARE
       First Health Group(a)                                                142,220       3,518,523
===================================================================================================

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
55.61  PHARMACEUTICALS
       Abbott Laboratories                                                  268,880   $  14,990,060
       Allergan Inc                                                          53,950       4,048,947
       American Home Products                                               251,925      15,458,118
       AmerisourceBergen Corp                                               275,548      17,511,075
       Andrx Group(a)                                                        59,200       4,168,272
       Bristol-Myers Squibb                                                 152,000       7,752,000
       Cardinal Health                                                      107,369       6,942,479
       Forest Laboratories(a)                                               197,480      16,183,486
       Johnson & Johnson                                                    333,583      19,714,755
       King Pharmaceuticals(a)                                              247,193      10,414,241
       Lilly (Eli) & Co                                                      90,600       7,115,724
       Medarex Inc(a)                                                       194,660       3,496,094
       Pfizer Inc                                                           475,576      18,951,704
       Pharmaceutical HOLDRs Trust Depository Receipts(c)                    21,800       2,147,300
       Pharmaceutical Resources(a)                                           78,000       2,636,400
       Pharmacia Corp                                                       279,090      11,903,188
       Sanofi-Synthelabo SA                                                 162,600      12,132,484
       Schering-Plough Corp                                                 245,600       8,794,936
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                              152,980       9,428,157
===================================================================================================
                                                                                        193,789,420
       TOTAL COMMON STOCKS (COST $305,831,948)                                          339,750,381
===================================================================================================
2.50   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENT
       Repurchase Agreement with State Street dated 12/31/2001
         due 1/2/2002 at 1.740%, repurchased at $8,712,842
         (Collateralized by Federal Home Loan Bank Bonds,
         due 11/15/2004 at 3.375%, value $8,941,996) (Cost
         $8,712,000)                                                    $ 8,712,000       8,712,000
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $314,543,948)                                                            $ 348,462,381
===================================================================================================

TECHNOLOGY FUND
92.84  COMMON STOCKS & WARRANTS
0.48   AEROSPACE & DEFENSE
       Lockheed Martin                                                       10,500   $     490,035
       Raytheon Co                                                           21,200         688,364
===================================================================================================
                                                                                          1,178,399
0.36   ALTERNATIVE CARRIERS
       Time Warner Telecom Class A Shrs(a)                                   50,600         895,114
===================================================================================================
10.26  APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                         39,280       1,334,342
       BEA Systems(a)(d)                                                    177,400       2,731,960
       Cadence Design Systems(a)                                             59,400       1,302,048
       Check Point Software Technologies Ltd(a)                              86,600       3,454,474
       Intuit Inc(a)                                                         52,000       2,223,520
       Liberate Technologies(a)                                              76,300         875,924
       Manugistics Group(a)                                                  43,000         906,440

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       Mercury Interactive(a)(d)                                             38,700   $   1,315,026
       PeopleSoft Inc(a)                                                     30,800       1,238,160
       Peregrine Systems(a)                                                 154,887       2,296,974
       Rational Software(a)                                                 120,200       2,343,900
       Synopsys Inc(a)                                                       40,200       2,374,614
       TIBCO Software(a)                                                    196,000       2,926,280
===================================================================================================
                                                                                         25,323,662
1.06   BIOTECHNOLOGY
       Gilead Sciences(a)                                                    15,200         998,944
       Myriad Genetics(a)                                                    15,200         800,128
       Protein Design Labs(a)                                                24,600         806,880
===================================================================================================
                                                                                          2,605,952
3.87   COMPUTER HARDWARE
       Compaq Computer                                                      117,000       1,141,920
       Dell Computer(a)                                                     160,200       4,354,236
       International Business Machines                                       12,800       1,548,288
       Sun Microsystems(a)                                                  204,700       2,517,810
===================================================================================================
                                                                                          9,562,254
5.26   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)(d)                                  99,300       3,288,816
       EMC Corp(a)                                                           78,700       1,057,728
       Emulex Corp(a)                                                        70,800       2,797,308
       McDATA Corp
         Class A Shrs(a)                                                     39,200         960,400
         Class B Shrs(a)                                                     66,900       1,679,859
       Network Appliance(a)                                                 147,000       3,214,890
===================================================================================================
                                                                                         12,999,001
3.94   DATA PROCESSING SERVICES
       First Data                                                            52,100       4,087,245
       Fiserv Inc(a)                                                         85,000       3,597,200
       Paychex Inc                                                           58,500       2,038,725
===================================================================================================
                                                                                          9,723,170
9.35   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Arrow Electronics(a)                                                  34,000       1,016,600
       Celestica Inc(a)                                                     142,100       5,739,419
       Flextronics International Ltd(a)                                     320,000       7,676,800
       Jabil Circuit(a)                                                     109,400       2,485,568
       Sanmina-SCI Corp(a)                                                  165,800       3,299,420
       Solectron Corp(a)                                                    208,000       2,346,240
       Teledyne Technologies(a)                                              32,100         522,909
===================================================================================================
                                                                                         23,086,956
3.63   INTERNET SOFTWARE & SERVICES
       EarthLink Inc(a)                                                     209,300       2,547,181
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       SmartForce PLC Sponsored ADR Representing
         Ord Shrs(a)                                                        144,800   $   3,583,800
       VeriSign Inc(a)                                                       74,257       2,824,736
===================================================================================================
                                                                                          8,955,717
4.79   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                          30,100       3,194,513
       BISYS Group(a)                                                        49,500       3,167,505
       Computer Sciences(a)                                                  66,400       3,252,272
       Electronic Data Systems                                               18,900       1,295,595
       KPMG Consulting(a)                                                    55,000         911,350
===================================================================================================
                                                                                         11,821,235
2.41   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                    99,600       3,197,160
       Gemstar-TV Guide International(a)                                     99,400       2,753,380
===================================================================================================
                                                                                          5,950,540
3.23   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                     219,400       3,973,334
       Extreme Networks(a)                                                   88,900       1,146,810
       Finisar Corp(a)                                                      103,700       1,054,629
       Juniper Networks(a)                                                   71,700       1,358,715
       NetScreen Technologies(a)                                              4,100          90,733
       ONI Systems(a)                                                        57,900         363,033
===================================================================================================
                                                                                          7,987,254
6.19   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)(d)                                               68,400       2,742,840
       ASM Lithography Holding NV New York Registered Shrs(a)               116,900       1,993,145
       KLA-Tencor Corp(a)(d)                                                 47,900       2,373,924
       Kulicke & Soffa Industries(a)                                         55,300         948,395
       Lam Research(a)                                                       86,300       2,003,886
       LTX Corp(a)                                                           10,900         228,246
       Novellus Systems(a)                                                   70,700       2,789,115
       Teradyne Inc(a)                                                       72,800       2,194,192
===================================================================================================
                                                                                         15,273,743
23.86  SEMICONDUCTORS
       Analog Devices(a)                                                     86,900       3,857,491
       Applied Micro Circuits(a)                                             79,000         894,280
       Atmel Corp(a)                                                         74,900         552,013
       Broadcom Corp Class A Shrs(a)                                         48,000       1,961,760
       Cypress Semiconductor(a)                                              77,000       1,534,610
       Fairchild Semiconductor International Class A Shrs(a)                 44,200       1,246,440
       GlobespanVirata Inc(a)                                               110,558       1,431,726
       Integrated Device Technology(a)                                       76,300       2,028,817
       Intel Corp                                                           131,600       4,138,820
       Linear Technology                                                    121,000       4,723,840
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
       LSI Logic(a)                                                         111,600   $   1,761,048
       Maxim Integrated Products(a)                                         115,300       6,054,403
       Microchip Technology(a)                                              191,850       7,432,269
       Micron Technology(a)                                                  67,300       2,086,300
       Micron Technology Warrants (Exp 2008)(a)(e)                           12,100         148,225
       National Semiconductor(a)                                             62,900       1,936,691
       NVIDIA Corp(a)                                                        33,800       2,261,220
       PMC-Sierra Inc(a)                                                     73,600       1,564,736
       QLogic Corp(a)                                                        46,400       2,065,264
       RF Micro Devices(a)(d)                                               116,800       2,246,064
       Taiwan Semiconductor Manufacturing Ltd
         Sponsored ADR Representing 5 Ord Shrs                               42,280         725,948
       Texas Instruments                                                    110,100       3,082,800
       United Microelectronics ADR Representing 5 Ord Shrs(d)                32,640         313,344
       Vitesse Semiconductor(a)                                             118,900       1,477,927
       Xilinx Inc(a)                                                         86,500       3,377,825
===================================================================================================
                                                                                         58,903,861
7.03  SYSTEMS SOFTWARE
      Computer Associates International                                      49,800       1,717,602
      Microsoft Corp(a)                                                      70,300       4,657,375
      Networks Associates(a)                                                 73,900       1,910,315
      Oracle Corp(a)                                                        212,900       2,940,149
      Symantec Corp(a)                                                       39,500       2,620,035
      VERITAS Software(a)(d)                                                 78,050       3,498,982
===================================================================================================
                                                                                         17,344,458
6.46  TELECOMMUNICATIONS EQUIPMENT
      Comverse Technology(a)                                                 76,200       1,704,594
      JDS Uniphase(a)                                                       121,640       1,061,917
      Motorola Inc                                                           26,800         402,536
      Nokia Corp Sponsored ADR Representing Ord Shrs                        154,000       3,777,620
      Polycom Inc(a)(d)                                                     151,362       5,156,903
      Powerwave Technologies(a)                                             131,300       2,268,864
      QUALCOMM Inc(a)                                                        31,400       1,585,700
===================================================================================================
                                                                                         15,958,134
0.66  WIRELESS TELECOMMUNICATION SERVICES
      Sprint Corp PCS Series 1 Shrs(a)                                       66,600       1,625,706
===================================================================================================
      TOTAL COMMON STOCKS & WARRANTS (COST $305,718,897)                                229,195,156
===================================================================================================

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
0.29   OTHER SECURITIES
0.29   DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(f)(h) (Cost $750,000)                      750,000   $     718,822
===================================================================================================
6.87   SHORT-TERM INVESTMENTS
4.05   COMMERCIAL PAPER
4.05   BANKS
       UBS Finance, Discount Notes, 1.750%, 1/2/2002
         (Amortized Cost $9,999,514)                                    $10,000,000       9,999,514
===================================================================================================
1.63   US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Discount Notes, Series BB(d), 3.350%, 1/24/2002      $ 2,295,000       2,290,024
       Freddie Mac, Discount Notes, Series RB, 3.360%, 1/3/2002         $ 1,740,000       1,739,671
===================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $4,029,695)                                                     4,029,695
===================================================================================================
1.19   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2001 due 1/2/2002 at 1.740%, repurchased
         at $2,925,283 (Collateralized by Federal Home Loan
         Bank Bonds, due 11/29/2002 at 2.155%, value $2,988,807)
         (Cost $2,925,000)                                              $ 2,925,000       2,925,000
===================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,954,209)                         16,954,209
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $323,423,106)                                                            $ 246,868,187
===================================================================================================

TELECOMMUNICATIONS FUND
80.20  COMMON STOCKS
5.13   ALTERNATIVE CARRIERS
       Asia Global Crossing Ltd Class A Shrs(a)(b)         BD               354,800   $     422,212
       Cable & Wireless PLC(a)                             UK                88,000         423,289
       Time Warner Telecom Class A Shrs(a)(b)                               193,900       3,430,091
===================================================================================================
                                                                                          4,275,592
3.04   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                         33,570       1,140,373
       BEA Systems(a)                                                        31,200         480,480
       Openwave Systems(a)                                                   49,034         480,043
       SignalSoft Corp(a)                                                    96,900         433,143
===================================================================================================
                                                                                          2,534,039
2.67   CABLE & SATELLITE OPERATORS
       Comcast Corp Special Class A Shrs(a)                                  39,400       1,418,400
       EchoStar Communications Class A Shrs(a)(b)                            29,420         808,167
===================================================================================================
                                                                                          2,226,567
3.44   CABLE & SATELLITE PROGRAMMERS
       Liberty Media Class A Shrs (a)                                       204,500       2,863,000
===================================================================================================
1.97   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)(b)                                  22,600         748,512
       EMC Corp(a)                                                           66,640         895,642
===================================================================================================
                                                                                          1,644,154

                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
6.58   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Celestica Inc(a)                                    CA                48,700   $   1,966,993
       Flextronics International Ltd(a)                    SN                94,000       2,255,060
       Sanmina-SCI Corp(a)                                                   63,300       1,259,670
===================================================================================================
                                                                                          5,481,723
11.57  INTEGRATED TELECOMMUNICATION SERVICES
       AT&T Canada Class B Depository Receipts(a)          CA                47,820       1,443,686
       AT&T Corp                                                             66,600       1,208,124
       BellSouth Corp                                                        31,060       1,184,939
       China Unicom Ltd(a)                                 CH               490,000         540,402
       COLT Telecom Group PLC(a)                           UK                72,192         119,778
       COLT Telecom Group PLC Sponsored ADR
         Representing 4 Ord Shrs(a)                        UK                34,982         239,977
       Portugal Telecom SGPS SA Sponsored ADR
         Representing Ord Shrs(a)                          PO               113,300         862,213
       SBC Communications                                                    39,040       1,529,197
       Telefonos de Mexico SA Sponsored ADR
         Representing 20 Series L Shrs                     MX                24,700         864,994
       Verizon Communications                                                34,700       1,646,862
===================================================================================================
                                                                                          9,640,172
7.58   INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
       Allegiance Telecom(a)(b)                                             339,415       2,813,750
       Broadwing Inc(a)                                                     117,200       1,113,400
       Qwest Communications International                                    80,590       1,138,737
       WorldCom Inc-MCI Group                                                27,800         353,060
       WorldCom Inc-WorldCom Group(a)                                        63,856         899,092
===================================================================================================
                                                                                          6,318,039
0.37   INTERNET SOFTWARE & SERVICES
       Digex Inc Class A Shrs(a)                                            103,200         308,568
===================================================================================================
2.16   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                    37,560       1,205,676
       Gemstar-TV Guide International(a)                                     21,370         591,949
===================================================================================================
                                                                                          1,797,625
1.49   NATURAL GAS PIPELINES
       Dynegy Inc Class A Shrs                                                3,900          99,450
       El Paso                                                               25,663       1,144,826
===================================================================================================
                                                                                          1,244,276
5.14   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                     109,180       1,977,250
       Extreme Networks(a)(b)                                                56,100         723,690
       Juniper Networks(a)                                                   18,400         348,680
       ONI Systems(a)(b)                                                     83,900         526,053
       Riverstone Networks(a)(b)                                             42,350         703,010
===================================================================================================
                                                                                          4,278,683
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
4.31   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                        143,600   $     817,084
       Applied Micro Circuits(a)                                             64,160         726,291
       PMC-Sierra Inc(a)(b)                                                  33,000         701,580
       RF Micro Devices(a)                                                   30,900         594,207
       Vitesse Semiconductor(a)                                              60,380         750,523
===================================================================================================
                                                                                          3,589,685
1.24   SYSTEMS SOFTWARE
       Micromuse Inc(a)                                                      68,800       1,032,000
===================================================================================================
12.15  TELECOMMUNICATIONS EQUIPMENT
       CIENA Corp(a)(d)                                                      16,100         230,391
       Comverse Technology(a)(b)                                             38,400         859,008
       Ericsson (L M) Telephone Sponsored ADR Representing
         Series B Shrs                                     SW               143,600         749,592
       JDS Uniphase(a)                                                       82,048         716,279
       Lucent Technologies                                                   70,400         442,816
       Nokia Corp Sponsored ADR Representing Ord Shrs      FI                57,320       1,406,060
       Nortel Networks                                     CA                58,900         441,750
       Powerwave Technologies(a)                                             31,700         547,776
       QUALCOMM Inc(a)                                                       33,440       1,688,720
       Research in Motion Ltd(a)(b)                        CA                 5,300         125,716
       Tekelec(a)                                                            73,000       1,322,030
       UTStarcom Inc(a)                                                      55,700       1,587,450
===================================================================================================
                                                                                         10,117,588
11.36  WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless(a)                                                      62,600         899,562
       China Mobile Ltd(a)                                 HK               135,800         478,040
       Leap Wireless International(a)(b)                                     24,700         517,959
       Nextel Communications Class A Shrs(a)                                139,900       1,533,304
       Nextel Partners Class A Shrs(a)                                       83,200         998,400
       NTT DoCoMo(a)                                       JA                    23         270,258
       Sprint Corp PCS Series 1 Shrs(a)(b)                                   16,200         395,442
       Telecom Italia Mobile SpA                           IT               263,610       1,471,684
       Vodafone Group PLC                                  UK               626,426       1,638,781
       Western Wireless Class A Shrs(a)                                      44,610       1,260,232
===================================================================================================
                                                                                          9,463,662
      TOTAL COMMON STOCKS (COST $105,752,618)                                            66,815,373
===================================================================================================
0.30  FIXED INCOME SECURITIES -- CORPORATE BONDS
0.30  INTEGRATED TELECOMMUNICATION
         SERVICES -- LONG DISTANCE
      Esat Telecom Group PLC, Sr Deferred Step-Up Notes,
        Zero Coupon(g) 2/1/2007 (Amortized Cost $255,904)  IE           $   235,000         249,178
===================================================================================================
                                                      COUNTRY             SHARES OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT           VALUE
---------------------------------------------------------------------------------------------------
1.08   OTHER SECURITIES
1.08   DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(f)(h) (Cost $937,500)                      937,500   $     898,528
===================================================================================================
18.42  SHORT-TERM INVESTMENTS
0.39   US GOVERNMENT AGENCY OBLIGATIONS
       Freddie Mac, Discount Notes(d), 1.670%, 1/29/2002
         (Amortized Cost $329,571)                                      $   330,000         329,571
===================================================================================================
18.03  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         12/31/2001 due 1/2/2002 at 1.740%, repurchased
         at $15,020,452 (Collateralized by Federal Home
         Loan Bank Bonds, due 11/15/2004 at 3.375%, value
         $15,409,726)(Cost $15,019,000)                                 $15,019,000      15,019,000
===================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $15,348,571)                         15,348,571
===================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $122,294,593)                                                            $  83,311,650
===================================================================================================

(a)  Security is non-income producing.
(b) Loaned security, a portion or all of the security is on loan at December 31, 2001.
(c)  HOLDRS - Holding Company Depository Receipts.
(d) Security or a portion of the security has been designated as collateral for written options.
(e) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(f) The Technology and Telecommunications Funds have remaining commitments of $750,000 and $937,500, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.
(g) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.
(h)  The following are restricted securities at December 31, 2001:


SCHEDULE OF RESTRICTED OR ILIQUID SECURITIES
                                                                        VALUE AS
                                        ACQUISITION    ACQUISITION          % OF
DESCRIPTION                                   DATES           COST    NET ASSETS
--------------------------------------------------------------------------------
TECHNOLOGY FUND
BlueStream Ventures LP              8/3/00-12/14/01    $   750,000         0.30%
================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP              8/3/00-12/14/01    $   937,500         1.22%
================================================================================

OPTION CONTRACTS

                                        NUMBER OF    EXPIRATION    EXERCISE      PREMIUMS        MARKET
                                        CONTRACTS         DATES       PRICE      RECEIVED         VALUE
-------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
OPTIONS WRITTEN
CALLS
Applied Materials                           (342)       3/16/02    $  47.50    $  132,350  $   (82,080)
BEA Systems                                 (322)       1/19/02       15.00        98,851      (46,690)
Brocade Communications Systems              (260)       4/20/02       40.00        92,817     (106,600)
KLA-Tencor Corp                             (187)       3/16/02       50.00       152,774     (102,850)
Mercury Interactive                         (206)       1/19/02       30.00        45,078      (96,820)
Polycom Inc                                 (677)       1/19/02       35.00       289,069     (372,350)
RF Micro Devices                            (288)       2/16/02       25.00        91,293      (27,360)
VERITAS Software                            (181)       2/16/02       40.00        82,714     (128,510)
=======================================================================================================
                                                                               $  984,946  $  (963,260)
=======================================================================================================
PUTS
Oracle Corp                                 (952)     1/19/2002    $  15.00    $  197,057  $  (128,520)
=======================================================================================================
TOTAL OPTIONS WRITTEN                                                          $1,182,003  $(1,091,780)
=======================================================================================================

TELECOMMUNICATIONS FUND

OPTIONS WRITTEN
CALLS
CIENA Corp                                  (157)       1/19/02    $  22.50    $   19,938  $    (1,570)
=======================================================================================================
PUTS
CIENA Corp                                  (157)       1/19/02    $  17.50    $   27,003  $   (45,530)
=======================================================================================================
TOTAL OPTIONS WRITTEN                                                          $   46,941  $   (47,100)
=======================================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                                 % OF
                                                        COUNTRY            INVESTMENT
COUNTRY                                                    CODE            SECURITIES             VALUE
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Bermuda                                                      BD                 0.51%       $   422,212
Canada                                                       CA                 4.77          3,978,145
China                                                        CH                 0.65            540,402
Finland                                                      FI                 1.69          1,406,060
Hong Kong                                                    HK                 0.57            478,040
Ireland                                                      IE                 0.30            249,178
Italy                                                        IT                 1.77          1,471,684
Japan                                                        JA                 0.32            270,258
Mexico                                                       MX                 1.04            864,994
Portugal                                                     PO                 1.03            862,213
Singapore                                                    SN                 2.71          2,255,060
Sweden                                                       SW                 0.90            749,592
United Kingdom                                               UK                 2.91          2,421,825
United States                                                                  80.83         67,341,987
=======================================================================================================
                                                                              100.00%       $83,311,650
=======================================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                               FINANCIAL                 HEALTH
                                                          DYNAMICS              SERVICES               SCIENCES
                                                              FUND                  FUND                   FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                        $  199,877,373        $  172,195,102         $  314,543,948
===============================================================================================================
  At Value(a)                                       $  189,249,968        $  185,007,266         $  348,462,381
Cash                                                       370,592                86,435                  1,435
Receivables:
  Investment Securities Sold                                40,447               275,799                146,375
  Fund Shares Sold                                          80,027               115,820                185,302
  Dividends and Interest                                    50,454               197,827                106,386
Other Investments (Note 6)                               1,691,776                     0              5,258,342
Prepaid Expenses and Other Assets                            8,097                 8,432                 15,301
===============================================================================================================
TOTAL ASSETS                                           191,491,361           185,691,579            354,175,522
===============================================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                          480,930               308,855                      0
  Fund Shares Repurchased                               14,599,142             2,291,187              5,608,253
  Securities Loaned                                      1,691,776                     0              5,258,342
Accrued Expenses and Other Payables                          3,881                 7,202                  5,094
===============================================================================================================
TOTAL LIABILITIES                                       16,775,729             2,607,244             10,871,689
===============================================================================================================
NET ASSETS AT VALUE                                 $  174,715,632        $  183,084,335         $  343,303,833
===============================================================================================================
NET ASSETS
Paid-in Capital(b)                                  $  266,910,387        $  188,026,308         $  365,571,423
Accumulated Undistributed Net Investment
  Income (Loss)                                             (1,198)              932,413                 (1,830)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                         (81,566,445)          (18,686,536)           (56,184,194)
Net Appreciation (Depreciation) of Investment
  Securities and Foreign Currency Transactions         (10,627,112)           12,812,150             33,918,434
===============================================================================================================
NET ASSETS AT VALUE                                 $  174,715,632        $  183,084,335         $  343,303,833
===============================================================================================================
Shares Outstanding                                      13,929,422            14,745,513             18,860,822
NET ASSET VALUE, Offering and Redemption Price
  per Share                                         $        12.54        $        12.42         $        18.20
===============================================================================================================

(a) Investment securities at cost and value at December 31, 2001 include repurchase agreements of $5,648,000, $8,527,000 and $8,712,000 for
     Dynamics, Financial Services and Health Sciences Funds, respectively.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.
DECEMBER 31, 2001

                                                                          TECHNOLOGY     TELECOMMUNICATIONS
                                                                                FUND                   FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                          $  323,423,106        $  122,294,593
===========================================================================================================
  At Value(a)                                                         $  246,868,187        $   83,311,650
Cash                                                                           1,818                     0
Foreign Currency (Cost $0 and Cost $29,900, respectively)                          0                29,900
Receivables:
  Investment Securities Sold                                                       0               166,794
  Fund Shares Sold                                                           273,140                20,693
  Dividends and Interest                                                      11,412                31,448
Other Investments (Note 6)                                                   271,400             4,925,153
Appreciation on Forward Foreign Currency Contracts                                 0                   673
Prepaid Expenses and Other Assets                                             12,519                 4,603
===========================================================================================================
TOTAL ASSETS                                                             247,438,476            88,490,914
===========================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $1,182,003
  and $46,941, respectively)                                              1,091,780                 47,100
Payables:
  Custodian                                                                       0                 55,687
  Investment Securities Purchased                                                 0              4,537,441
  Fund Shares Repurchased                                                 5,815,748              5,149,965
  Securities Loaned                                                         271,400              4,925,153
Accrued Expenses and Other Payables                                           6,795                  8,346
===========================================================================================================
TOTAL LIABILITIES                                                         7,185,723             14,723,692
===========================================================================================================
NET ASSETS AT VALUE                                                   $ 240,252,753         $   73,767,222
===========================================================================================================
NET ASSETS
Paid-in Capital(b)                                                    $ 675,318,050         $  279,752,933
Accumulated Undistributed Net Investment Loss                                (3,670)                (3,481)
Accumulated Undistributed Net Realized Loss on Investment
  Securities, Foreign Currency Transactions and Option Contracts       (358,596,930)          (166,999,303)
Net Depreciation of Investment Securities, Foreign Currency
  Transactions and Option Contracts                                     (76,464,697)           (38,982,927)
===========================================================================================================
NET ASSETS AT VALUE                                                   $ 240,252,753         $   73,767,222
===========================================================================================================
Shares Outstanding                                                       15,628,311             13,239,218
NET ASSET VALUE, Offering and Redemption Price per Share              $       15.37         $         5.57
===========================================================================================================

(a) Investment securities at cost and value at December 31, 2001 include repurchase agreements of $2,925,000 and $15,019,000 for Technology and Telecommunications Funds, respectively.
(b) INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                               FINANCIAL                 HEALTH
                                                          DYNAMICS              SERVICES                SCIENCES
                                                              FUND                  FUND                    FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                             $    308,330         $  2,605,237           $   1,638,903
Dividends from Affiliated Investment Companies              84,498              125,055                  58,535
Interest                                                   460,268              372,703                 421,973
Securities Loaned Income                                     4,263                    0                   6,891
  Foreign Taxes Withheld                                    (5,110)             (13,120)                (49,143)
================================================================================================================
  TOTAL INCOME                                             852,249            3,089,875               2,077,159
================================================================================================================
EXPENSES
Investment Advisory Fees                                 1,175,162            1,516,087               2,276,866
Administrative Services Fees                               425,224              545,684                 814,497
Custodian Fees and Expenses                                 40,885               38,773                  48,603
Directors' Fees and Expenses                                13,507               14,674                  17,856
Interest Expenses                                                0                1,444                   3,395
Professional Fees and Expenses                              22,088               22,684                  27,827
Registration Fees and Expenses                               1,416                1,357                   2,255
Reports to Shareholders                                      9,663                5,538                  10,894
Transfer Agent Fees                                          5,000                5,000                   5,000
Other Expenses                                               6,653                7,965                  12,316
================================================================================================================
  TOTAL EXPENSES                                         1,699,598            2,159,206               3,219,509
  Fees and Expenses Paid Indirectly                         (3,984)              (2,373)                 (3,825)
================================================================================================================
     NET EXPENSES                                        1,695,614            2,156,833               3,215,684
================================================================================================================
NET INVESTMENT INCOME (LOSS)                              (843,365)             933,042              (1,138,525)
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                (67,551,198)         (16,501,864)            (39,392,539)
  Foreign Currency Transactions                            (33,383)             194,828                (911,267)
================================================================================================================
     Total Net Realized Loss                           (67,584,581)         (16,307,036)            (40,303,806)
================================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                  3,670,887          (14,221,871)             (6,765,420)
  Foreign Currency Transactions                            (38,058)             (29,928)                364,825
================================================================================================================
     Total Net Appreciation/Depreciation                 3,632,829          (14,251,799)             (6,400,595)
================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                    (63,951,752)         (30,558,835)            (46,704,401)
================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            $(64,795,117)        $(29,625,793)          $ (47,842,926)
================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.
YEAR ENDED DECEMBER 31, 2001

                                                                          TECHNOLOGY      TELECOMMUNICATIONS
                                                                                FUND                    FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                            $      461,022            $    621,610
Dividends from Affiliated Investment Companies                              143,327                  92,826
Interest                                                                    570,531                 499,354
Securities Loaned Income                                                     16,825                   8,764
  Foreign Taxes Withheld                                                    (19,597)                (15,900)
============================================================================================================
  TOTAL INCOME                                                            1,172,108               1,206,654
============================================================================================================
EXPENSES
Investment Advisory Fees                                                  2,155,360                 951,031
Administrative Services Fees                                                777,480                 346,031
Custodian Fees and Expenses                                                  53,030                  32,123
Directors' Fees and Expenses                                                 18,069                  13,007
Interest Expenses                                                             2,044                       0
Professional Fees and Expenses                                               27,170                  21,064
Registration Fees and Expenses                                                4,628                   2,138
Reports to Shareholders                                                      23,211                   5,338
Transfer Agent Fees                                                           5,000                   5,000
Other Expenses                                                               13,736                   6,724
============================================================================================================
  TOTAL EXPENSES                                                          3,079,728               1,382,456
  Fees and Expenses Paid Indirectly                                          (3,992)                 (2,999)
============================================================================================================
     NET EXPENSES                                                         3,075,736               1,379,457
============================================================================================================
NET INVESTMENT LOSS                                                      (1,903,628)               (172,803)
============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                (224,123,178)           (117,438,445)
  Foreign Currency Transactions                                            (637,841)             (1,193,407)
  Option Contracts                                                          345,494                  85,870
============================================================================================================
     Total Net Realized Loss                                           (224,415,525)           (118,545,982)
============================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                                  10,877,972               7,681,120
  Foreign Currency Transactions                                             289,604                  96,773
  Option Contracts                                                           90,223                    (159)
============================================================================================================
     Total Net Appreciation/Depreciation                                 11,257,799               7,777,734
============================================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                    (213,157,726)           (110,768,248)
============================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (215,061,354)          $(110,941,051)
============================================================================================================

See Notes to Financial Statements
STATEMENT OF CHANGES IN NET ASSETS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                            FINANCIAL SERVICES
                                                              DYNAMICS FUND                         FUND
                                                         YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------
                                                         2001              2000          2001              2000
OPERATIONS
Net Investment Income (Loss)                     $   (843,365)     $   (296,167)  $   933,042      $    614,997
Net Realized Loss on Investment Securities
  and Foreign Currency Transactions               (67,584,581)      (13,730,633)  (16,307,036)       (2,199,693)
Change in Net Appreciation/Depreciation of
  Investment Securities and Foreign Currency
  Transactions                                      3,632,829       (19,151,450)  (14,251,799)       27,017,967
================================================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          (64,795,117)      (33,178,250)  (29,625,793)       25,433,271
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       0                 0      (614,142)           (9,474)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                         0          (177,322)     (162,480)         (151,739)
================================================================================================================
TOTAL DISTRIBUTIONS                                         0          (177,322)     (776,622)         (161,213)
================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     829,810,510       344,065,112   188,065,015       297,193,222
Reinvestment of Distributions                               0           177,322       776,622           161,213
================================================================================================================
                                                  829,810,510       344,242,434   188,841,637       297,354,435
Amounts Paid for Repurchases of Shares           (760,909,302)     (169,944,328) (195,670,794)     (111,489,519)
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     68,901,208       174,298,106    (6,829,157)      185,864,916
================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS             4,106,091       140,942,534   (37,231,572)      211,136,974
NET ASSETS
Beginning of Period                               170,609,541        29,667,007   220,315,907         9,178,933
================================================================================================================
End of Period                                    $174,715,632      $170,609,541  $183,084,335      $220,315,907
================================================================================================================
Accumulated Undistributed Net Investment
  Income (Loss) Included in Net Assets at
  End of Period                                  $    (1,198)      $       (471) $    932,413      $    614,375

                             ------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                       62,830,298         16,283,356    14,599,103        24,667,757
Shares Issued from Reinvestment of Distributions           0             10,425        62,694            12,757
================================================================================================================
                                                  62,830,298         16,293,781    14,661,797        24,680,514
Shares Repurchased                               (58,272,013)        (8,492,688)  (15,833,645)       (9,590,064)
================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES             4,558,285          7,801,093    (1,171,848)       15,090,450
================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                         HEALTH SCIENCES FUND                 TECHNOLOGY FUND
                                                         YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------
                                                         2001              2000          2001              2000
OPERATIONS
Net Investment Income (Loss)                     $ (1,138,525)     $  1,052,971  $ (1,903,628)     $ (1,483,910)
Net Realized Loss on Investment Securities,
  Foreign Currency Transactions
  and Option Contracts                            (40,303,806)      (15,612,832) (224,415,525)     (133,961,528)
Change in Net Appreciation/Depreciation of
  Investment Securities, Foreign Currency
  Transactions and Option Contracts                (6,400,595)       39,410,042    11,257,799      (109,384,237)
================================================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          (47,842,926)       24,850,181  (215,061,354)     (244,829,675)
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                              (1,158,454)          (30,299)            0                 0
Net Realized Gain on Investment
  Securities and Foreign Currency Transactions              0          (299,479)            0        (1,037,917)
================================================================================================================
TOTAL DISTRIBUTIONS                                (1,158,454)         (329,778)            0        (1,037,917)
================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     364,156,675       444,210,282   383,993,057     1,260,494,342
Reinvestment of Distributions                       1,158,454           329,778             0         1,037,917
================================================================================================================
                                                  365,315,129       444,540,060   383,993,057     1,261,532,259
Amounts Paid for Repurchases of Shares           (326,408,123)     (127,313,779) (372,451,546)     (665,883,628)
================================================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          38,907,006       317,226,281    11,541,511       595,648,631
================================================================================================================
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                      (10,094,374)      341,746,684  (203,519,843)      349,781,039
NET ASSETS
Beginning of Period                               353,398,207        11,651,523   443,772,596        93,991,557
================================================================================================================
End of Period                                    $343,303,833      $353,398,207  $240,252,753      $443,772,596
================================================================================================================
Accumulated Undistributed Net Investment
  Income (Loss) Included in Net Assets at
  End of Period                                  $     (1,830)     $  1,156,879  $     (3,670)     $   (267,307)

                            ----------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                        20,220,757        23,110,382    18,974,668        30,159,553
Shares Issued from Reinvestment of Distributions       63,685            16,629             0            36,884
================================================================================================================
                                                   20,284,442        23,127,011    18,974,668        30,196,437
Shares Repurchased                                (18,340,383)       (6,937,598)  (18,990,543)      (17,083,736)
================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES              1,944,059        16,189,413       (15,875)       13,112,701
================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                TELECOMMUNICATIONS FUND
                                                                                 YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------
                                                                            2001                  2000
OPERATIONS
Net Investment Loss                                                 $   (172,803)         $   (387,937)
Net Realized Loss on Investment Securities,
  Foreign Currency Transactions and Option Contracts                (118,545,982)          (48,395,864)
Change in Net Appreciation/Depreciation of Investment Securities,
  Foreign Currency Transactions and Option Contracts                   7,777,734           (59,536,369)
=======================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                          (110,941,051)         (108,320,170)
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                          0                (8,807)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                                            0              (600,468)
=======================================================================================================
TOTAL DISTRIBUTIONS                                                            0              (609,275)
=======================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                        402,388,128           672,016,660
Reinvestment of Distributions                                                  0               609,275
=======================================================================================================
                                                                     402,388,128           672,625,935
Amounts Paid for Repurchases of Shares                              (425,323,887)         (423,702,240)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                            (22,935,759)          248,923,695
=======================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (133,876,810)          139,994,250
NET ASSETS
Beginning of Period                                                  207,644,032            67,649,782
=======================================================================================================
End of Period                                                      $  73,767,222          $207,644,032
=======================================================================================================
Accumulated Undistributed Net Investment Loss
  Included in Net Assets at End of Period                          $      (3,481)         $     (1,453)

                          --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                           51,372,866            38,533,597
Shares Issued from Reinvestment of Distributions                               0                50,067
=======================================================================================================
                                                                      51,372,866            38,583,664
Shares Repurchased                                                   (55,276,237)          (25,554,193)
=======================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                (3,903,371)           13,029,471
=======================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO Variable Investment Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (individually the "Fund" and collectively, the "Funds", presented herein), Growth Fund (formerly Blue Chip Growth Fund), Equity Income Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Total Return Fund and Utilities Fund. The investment objectives of the Funds are: To seek appreciation of capital for Dynamics Fund; to seek capital appreciation through investments in specific business sectors for Financial Services, Health Sciences and Technology Funds; and to seek capital appreciation and income on securities principally engaged in a specific business sector for Telecommunications Fund. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the last sales price on the principal exchange on which the options are traded. If there is no last sales price reported, then the bid price will be used.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended December 31, 2001, each Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended December 31, 2001, amounts qualifiying for the dividends received deduction available to the Fund's Corporate Shareholders were as follows:

                                ORDINARY INCOME            LONG-TERM CAPITAL          QUALIFYING
FUND                              DISTRIBUTIONS           GAIN DISTRIBUTIONS          PERCENTAGE
------------------------------------------------------------------------------------------------
Financial Services Fund         $       736,485           $           41,137              83.50%
Health Sciences Fund                  1,158,454                           --              36.06%

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENTS COMPANIES, which requires disclosure of tax components. The tax components of the Fund include:

                                                                                                      NET TAX
                                     COST OF            GROSS TAX            GROSS TAX           APPRECIATION
                             INVESTMENTS FOR           UNREALIZED           UNREALIZED          (DEPRECIATION)
FUND                            TAX PURPOSES         APPRECIATION         DEPRECIATION          ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
Dynamics Fund                $   215,585,032       $   18,063,727       $   44,398,791        $   (26,335,064)
Financial Services Fund          176,149,813           13,054,992            4,197,539              8,857,453
Health Sciences Fund             319,129,083           40,679,854           11,346,556             29,333,298
Technology Fund
     Investments                 347,436,253           10,084,192          110,652,258           (100,568,066)
     Options Written                                      284,824              194,601                 90,223
Telecommunications Fund
     Investments                 129,597,082            1,468,848           47,754,280            (46,285,432)
     Options Written                                       18,368               18,527                   (159)


                                                                           ACCUMULATED       CUMULATIVE EFFECT
                                                    UNDISTRIBUTED         CAPITAL LOSS                OF OTHER
FUND                                              ORDINARY INCOME           CARRYOVERS      TIMING DIFFERENCES
--------------------------------------------------------------------------------------------------------------
Dynamics Fund                                      $            0       $  (63,969,011)       $    (1,890,973)
Financial Services Fund                                   933,303          (13,302,415)            (1,430,299)
Health Sciences Fund                                            0          (47,087,866)            (4,513,022)
Technology Fund                                                 0         (325,250,399)            (9,337,055)
Telecommunications Fund                                         0         (151,190,360)            (8,509,935)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2008 and 2009. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital and currency losses, deferred directors' fees and foreign currency contracts. Deferred post-October 31 capital and currency losses amounted to $1,889,804, $1,429,415, $4,511,250, $9,333,384 and $8,507,568 for Dynamics,
Financial Services, Health Sciences, Technology and Telecommunications Funds, respectively.

Dynamics, Health Sciences, Technology and Telecommunications Funds reclassified $843,214, $1,138,036, $2,268,883 and $203,844, respectively, of net operating loss to paid-in capital.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended December 31, 2001, was as follows:

                                                     CALL OPTIONS                       PUT OPTIONS
--------------------------------------------------------------------------------------------------------
                                                NUMBER           AMOUNT          NUMBER           AMOUNT
                                            OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
--------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at December 31, 2000             0      $         0               0      $         0
Options written                                (13,386)       3,825,050          (2,797)         612,919
Options closed or expired                       10,002       (2,579,528)          1,642         (369,782)
Otions Exercised                                   921         (260,576)            203          (46,080)
Options outstanding at December 31, 2001        (2,463)     $   984,946            (952)     $   197,057

                                                     CALL OPTIONS                       PUT OPTIONS
--------------------------------------------------------------------------------------------------------
                                                NUMBER           AMOUNT          NUMBER           AMOUNT
                                            OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Options outstanding at December 31, 2000             0      $         0               0      $         0
Options written                                   (498)         140,761            (157)          27,003
Options closed or expired                          341         (120,822)              0                0
Options outstanding at December 31, 2001          (157)     $    19,939            (157)     $    27,003

H. EXPENSES -- Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. Prior to June 15, 2001, the fee for Dynamics Fund was based on the annual rate of 0.75% on the first $1 billion of average net assets; reduced to 0.60% on the next $1 billion of average net assets; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets in excess of $8 billion. Prior to June 15, 2001, the fee for Health Sciences and Technology Funds is based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; reduced to 0.55% of average net assets in excess of $700 million; reduced to 0.45% of average net assets in excess of $2 billion; reduced to 0.40% of average net assets in excess of $4 billion; reduced to 0.375% of average net assets in excess of $6 billion and 0.35% of average net assets over $8 billion. The fee for Financial Services and Telecommunications Funds are based on the annual rate of 0.75% of average net assets. Effective June 15, 2001, the investment advisory fee for Dynamics, Health Sciences and Technology Funds is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per Fund per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                               PURCHASES               SALES
--------------------------------------------------------------------------------
Dynamics Fund                                 $  171,785,307       $  91,069,146
Financial Services Fund                          260,220,655         249,738,766
Health Sciences Fund                             330,799,076         262,350,471
Technology Fund                                  278,134,065         241,595,453
Telecommunications Fund                           88,650,284          98,042,589

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses, for the year ended December 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                     PENSION           ACCRUED           PENSION
FUND                                EXPENSES     PENSION COSTS         LIABILITY
--------------------------------------------------------------------------------
Dynamics Fund                     $      712      $          0       $     1,168
Financial Services Fund                  585                 0               884
Health Sciences Fund                   1,095                 0             1,773
Technology Fund                        2,071                 0             3,670
Telecommunications Fund                  891                 0             1,695


The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian effective April 27, 2001. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of December 31, 2001, Dynamics, Health Sciences, Technology and Telecommunications Funds have on loan securities valued at $1,566,619, $4,262,891, $260,544 and $4,400,668, respectively. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the year ended December 31, 2001, there were no such securities lending arrangements for Financial Services Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended December 31, 2001, Financial Services, Health Sciences and Technology Funds borrowed cash at a weighted average rate ranging from of 3.34% to 5.63% and interest expense is recorded in the Statement of Operations as Interest Expenses. During that period, Technology Fund lent cash at a rate of 2.33% and interest income amounted to $510. During the year ended December 31, 2001, there were no such borrowings and/or lendings for Dynamics and Telecommunications Funds.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended December 31, 2001, there were no such borrowings for any Fund.

            -------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Variable Investment Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (five of the portfolios constituting INVESCO Variable Investment Funds, Inc., hereafter referred to as the "Fund") at December 31,
2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                  YEAR ENDED DECEMBER 31                DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
                                                     2001          2000          1999          1998         1997(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   18.21     $   18.90     $   12.15     $   10.34      $   10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                     (0.00)        (0.00)         0.00         (0.00)          0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     5.67         (0.67)         6.75          1.98           0.32
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (5.67)        (0.67)         6.75          1.98           0.34
==================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)              0.00          0.00          0.00          0.02           0.00
Distributions from Capital Gains                     0.00          0.02          0.00          0.15           0.00
==================================================================================================================
TOTAL DISTRIBUTIONS                                  0.00          0.02          0.00          0.17           0.00
==================================================================================================================
Net Asset Value -- End of Period                $   12.54     $   18.21     $   18.90     $   12.15      $   10.34
==================================================================================================================

TOTAL RETURN(d)                                   (31.14%)       (3.55%)       55.60%        19.35%       3.40%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $ 174,716     $ 170,610     $  29,667     $     308      $    257
Ratio of Expenses to Average Net Assets(f)(g)       1.08%         1.09%         1.26%         1.45%       0.52%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                            (0.54%)       (0.24%)        0.04%        (0.64%)      0.63%(h)
Portfolio Turnover Rate                               62%           58%           70%           55%         28%(e)

(a) From August 25, 1997, commencement of investment operations, to December, 31 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 2000, 1999 and 1998.
(c) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%)
     (annualized), respectively.
(h)  Annualized

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    PERIOD
                                                                                                     ENDED
                                                                     YEAR ENDED DECEMBER 31    DECEMBER 31
----------------------------------------------------------------------------------------------------------
                                                                        2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                             $   13.84    $   11.10     $   10.00
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                   0.06         0.03          0.01
Net Gains or (Losses) on Securities (Both Realized and Unrealized)     (1.43)        2.72          1.09
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (1.37)        2.75          1.10
==========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                                 0.04         0.00          0.00
Distributions from Capital Gains                                        0.01         0.01          0.00
==========================================================================================================
TOTAL DISTRIBUTIONS                                                     0.05         0.01          0.00
==========================================================================================================
Net Asset Value -- End of Period                                   $   12.42    $   13.84     $   11.10
==========================================================================================================

TOTAL RETURN(c)                                                       (9.88%)      24.80%        11.00%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                         $ 183,084    $ 220,316     $   9,179
Ratio of Expenses to Average Net Assets(e)(f)                          1.07%        1.09%         1.39%(g)
Ratio of Net Investment Income to Average Net Assets(f)                0.46%        0.66%         0.67%(g)
Portfolio Turnover Rate                                                 132%         114%           37%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
(g)  Annualized

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                  YEAR ENDED DECEMBER 31                DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
                                                     2001          2000          1999          1998         1997(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   20.89     $   16.02     $   15.29     $   11.04      $   10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                        (0.01)         0.05          0.02          0.05           0.10
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.62)         4.84          0.72          4.66           0.94
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (2.63)         4.89          0.74          4.71           1.04
==================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)              0.06          0.00          0.01          0.03           0.00
Distributions from Capital Gains                     0.00          0.02          0.00          0.43           0.00
==================================================================================================================
TOTAL DISTRIBUTIONS                                  0.06          0.02          0.01          0.46           0.00
==================================================================================================================
Net Asset Value -- End of Period                $   18.20     $   20.89     $   16.02     $   15.29     $    11.04
==================================================================================================================

TOTAL RETURN(d)                                   (12.59%)       30.54%         4.86%        42.85%      10.40%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $ 343,304     $ 353,398     $  11,652     $   2,378     $     423
Ratio of Expenses to Average Net Assets(f)(g)       1.06%         1.07%         1.48%         1.27%       0.60%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                            (0.38%)        0.68%         0.36%         0.35%       2.34%(h)
Portfolio Turnover Rate                               88%          145%          173%          107%        112%(e)

(a) From May 22, 1997, commencement of investment operations, to December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(h)  Annualized

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                             PERIOD
                                                                                                              ENDED
                                                                  YEAR ENDED DECEMBER 31                DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
                                                     2001          2000          1999          1998         1997(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   28.37     $   37.13     $   14.34     $   11.49      $   10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                     (0.12)        (0.01)        (0.00)        (0.03)          0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (12.88)        (8.68)        22.79          2.96           1.44
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (13.00)        (8.69)        22.79          2.93           1.49
===================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                 0.00          0.00          0.00          0.02           0.00
Distributions from Capital Gains                     0.00          0.07          0.00          0.06           0.00
===================================================================================================================
TOTAL DISTRIBUTIONS                                  0.00          0.07          0.00          0.08           0.00
===================================================================================================================
Net Asset Value -- End of Period                $   15.37     $   28.37     $   37.13     $   14.34      $   11.49
===================================================================================================================

TOTAL RETURN(d)                                   (45.82%)      (23.42%)      158.93%        25.69%      14.80%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $ 240,253     $ 443,773     $  93,992     $   1,577      $    414
Ratio of Expenses to Average Net Assets(f)(g)       1.07%         1.02%         1.31%         1.40%       0.48%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                            (0.66%)       (0.34%)       (0.40%)       (0.14%)      0.95%(h)
Portfolio Turnover Rate                               88%           82%           95%          239%        102%(e)

(a) From May 21, 1997, commencement of investment operations, to December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(h)  Annualized

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    PERIOD
                                                                                                     ENDED
                                                                     YEAR ENDED DECEMBER 31    DECEMBER 31
----------------------------------------------------------------------------------------------------------
                                                                        2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                             $   12.11    $   16.45     $   10.00
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                        (0.00)      (0.00)          0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)     (6.54)      (4.30)          6.45
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (6.54)      (4.30)          6.45
==========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                    0.00        0.00           0.00
Distributions from Capital Gains                                        0.00        0.04           0.00
==========================================================================================================
TOTAL DISTRIBUTIONS                                                     0.00        0.04           0.00
==========================================================================================================
Net Asset Value -- End of Period                                   $    5.57    $  12.11      $   16.45
==========================================================================================================

TOTAL RETURN(c)                                                      (54.00%)    (26.17%)      64.50%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                         $  73,767    $207,644      $  67,650
Ratio of Expenses to Average Net Assets(e)(f)                          1.09%       1.06%        1.27%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)       (0.14)%      (0.16%)       0.11%(g)
Portfolio Turnover Rate                                                  77%         51%          15%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001 and 2000 and the period ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g)  Annualized

OTHER INFORMATION
UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering                         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
                                                                Board of Security
Age:  74                                                        Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
34 Seawatch Drive                                               Chairman Emeritus                               The Sheffield
Savannah, Georgia                                               and Chairman and CFO                            Funds, Inc.
                                                                of the Roundtable of
Age:  71                                                        the Department of
                                                                Finance of Georgia
                                                                State University;
                                                                and President
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School; and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                            Director                Consultant (2000 to             46
37 Castle Pines Dr. N.                                          Present). Formerly,
Castle Rock, Colorado                                           President and Chief
                                                                Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado  (Mid-
                                                                December 1988);
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
7608 Glen Albens Circle                                         Formerly, Senior
Dallas, Texas                                                   Vice President and
                                                                Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
3600 Republic Plaza                     2000)                   Founder of Green,
370 Seventeenth Street                                          Manning & Bunch
Denver, Colorado                                                Ltd., Denver,
                                                                Colorado (1988 to
Age:  59                                                        Present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Company
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis, Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
4201 N. Yuma Street, N.W.               1997)                   1993); Director and                             Enron
Washington, D.C.                                                Distinguished Senior                            Corporation;
                                                                Fellow, Regulartory                             IBP, Inc.;
Age:  57                                                        Studies Program,                                and State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, Virginia.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis                         Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
                                                                Present). Formerly,                             Hampdon, New
Age:  68                                                        Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc.; Fisher
                                                                                                                Scientific,
                                                                                                                Inc.; Henley
                                                                                                                Manufacturing,
                                                                                                                Inc.; and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                        Director                Retired. Trustee of             46
Piedmont Center                                                 Gables Residential
Suite 100                                                       Trust. Trustee and
Atlanta, Georgia                                                Chairman of the J.M.
                                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corporation and The
                                                                Citizens and
                                                                Southern National
                                                                Bank. Formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                Georgia, Emory
                                                                University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
2358 Sunshine                           (since 1997)            Chairman of the                                 Synergen
Canyon Drive                                                    Board (1987 to                                  since incorpo-
Boulder, Colorado                                               1994), Chief                                    ration in
                                                                Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson                      President (1998-2001);  Chief Executive                 46              Chairman of
4350 South Monaco Street                Chief Executive         Officer, Managed                                the Board of
Denver, Colorado                        Officer (1998-Present); Products Division,                              INVESCO Funds
                                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to Present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
                                                                London, England and
Age:  66                                                        various subsidiaries
                                                                of AMVESCAP PLC.
                                                                Formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
                                                                Group, Inc.; Presi-                             and  INVESCO
Age:  50                                                        dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
                                                                Senior Vice                                     and INVESCO
Age:  47                                                        President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
                                                                Secretary of INVESCO
Age:  54                                                        Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
                                        and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
Age:  55                                                        and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).

OTHER INFORMATION (CONTINUED)
UNAUDITED

                                        POSITION(S) HELD
                                        WITH COMPANY,                                           NUMBER OF       OTHER
                                        TERM OF OFFICE                                          FUNDS IN        DIRECTORSHIPS
                                        AND LENGTH OF           PRINCIPAL OCCUPATION(S)         FUND            HELD BY
NAME, ADDRESS AND AGE                   TIME SERVED*            DURING PAST FIVE YEARS*         COMPLEX         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.
                                                                INVESCO Funds Group,                            and INVESCO
Age:  45                                                        Inc.; and Senior                                Distributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
                                                                Group, Inc.; and
Age:  41                                                        Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
                                                                Funds Group, Inc.
Age:  36

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

                                YOU SHOULD
                               KNOW WHAT
                                INVESCO KNOWS(R)













[INVESCO ICON]INVESCO(R)

1-800-6-INVESCO
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.



ASKV 9274 1/02